CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 1.9%
13,700	Oppenheimer Holdings, Inc., Class A	$597,046

	AUTOMOTIVE - 8.3%
1,400	Tesla, Inc.(a)	1,508,640
19,370	XPEL, Inc.(a),(b)	1,019,056
		2,527,696
	E-COMMERCE DISCRETIONARY - 10.5%
532	Amazon.com, Inc.(a)	1,734,293
1,265	MercadoLibre, Inc.(a)	1,504,692
		3,238,985
	ENTERTAINMENT CONTENT - 1.4%
16,210	Bilibili, Inc. - ADR(a),(b)	414,652

	HEALTH CARE FACILITIES & SERVICES - 5.3%
3,675	Joint Corporation (The)(a)	130,058
20,630	Teladoc Health, Inc.(a),(b)	1,488,042
		1,618,100
	INTERNET MEDIA & SERVICES - 16.6%
798	Alphabet, Inc., Class C(a),(b)	2,228,806
12,840	Meta Platforms, Inc., Class A(a)	2,855,102
		5,083,908
	MEDICAL EQUIPMENT & DEVICES - 0.3%
479	Repligen Corporation(a)	90,095

	RENEWABLE ENERGY - 6.7%
6,335	SolarEdge Technologies, Inc.(a)	2,042,214

	SOFTWARE - 38.7%
480	Adobe, Inc.(a)	218,698
8,790	Crowdstrike Holdings, Inc., Class A(a)	1,996,034
4,020	Digital Turbine, Inc.(a)	176,116
9,595	DocuSign, Inc.(a),(b)	1,027,816
1,145	Everbridge, Inc.(a)	49,968
120,000	Hims & Hers Health, Inc.(a)	639,600

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 38.7% (Continued)
70	Microsoft Corporation	$21,582
8,595	Mimecast Ltd.(a)	683,818
8,565	Okta, Inc.(a)	1,292,972
12,400	RingCentral, Inc., Class A(a)	1,453,404
2,915	ServiceNow, Inc.(a)	1,623,334
8,840	Twilio, Inc., Class A(a)	1,456,920
3,460	Veeva Systems, Inc., Class A(a)	735,112
4,095	Zoom Video Communications, Inc., Class A(a)	480,057
		11,855,431
	SPECIALTY FINANCE - 8.2%
391,697	OppFi, Inc.(a),(b)	1,343,521
122,480	SoFi Technologies, Inc.(a),(b)	1,157,436
		2,500,957
	TECHNOLOGY SERVICES - 1.6%
905	Mastercard, Inc., Class A	323,429
1,315	PayPal Holdings, Inc.(a)	152,080
		475,509
	TOTAL COMMON STOCKS (Cost $34,152,411)	30,444,593

	COLLATERAL FOR SECURITIES LOANED - 24.8%
7,601,111	Mount Vernon Liquid Assets Portfolio, 0.41% (Cost $7,601,111)(c),(d)	7,601,111

	TOTAL INVESTMENTS - 124.3% (Cost $41,753,522)	$38,045,704
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.3)%	(7,427,348)
	NET ASSETS - 100.0%	$30,618,356

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $7,144,820.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.9%
	AUTOMOTIVE - 1.2%
23,209	Sumitomo Electric Industries Ltd.	$278,756

	CHEMICALS - 1.6%
1,152	Air Liquide S.A.(a)	202,540
500	Linde PLC	159,715
		362,255
	ELECTRIC UTILITIES - 1.5%
6,475	Brookfield Renewable Partners, L.P.	265,928
7,127	Fusion Fuel Green PLC(b)	61,791
		327,719
	ELECTRICAL EQUIPMENT - 4.6%
2,032	Bloom Energy Corporation(b)	49,073
14,812	Furukawa Electric Company Ltd.	264,785
2,372	Nexans S.A.	223,187
4,560	NKT A/S(b)	207,282
8,468	Prysmian SpA	290,042
		1,034,369
	INSTITUTIONAL FINANCIAL SERVICES - 7.3%
3,409	Cboe Global Markets, Inc.	390,058
1,694	CME Group, Inc.	402,935
8,059	Hong Kong Exchanges & Clearing Ltd.(a)	382,102
3,336	Intercontinental Exchange, Inc.	440,752
		1,615,847
	RENEWABLE ENERGY - 1.8%
4,425	Ballard Power Systems, Inc.(b)	51,507
21,240	Cell Impact A.B.(b)	41,804
5,420	Ceres Power Holdings PLC(b)	52,544
6,736	FuelCell Energy, Inc.(b)	38,799
10,770	ITM Power PLC(b)	50,196
3,102	McPhy Energy S.A.(b)	65,204
30,085	NEL ASA(b)	51,099
1,837	Plug Power, Inc.(b)	52,557
		403,710

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.9% (Continued)
	SPECIALTY REIT - 3.2%
26,002	Farmland Partners, Inc.	$357,528
10,513	Gladstone Land Corporation	382,883
		740,411
	TIMBER REIT - 3.7%
21,736	CatchMark Timber Trust, Inc.	178,235
3,776	PotlatchDeltic Corporation	199,108
5,817	Rayonier, Inc.	239,195
5,193	Weyerhaeuser Company	196,815
		813,353

	TOTAL COMMON STOCKS (Cost $5,421,138)	5,576,420

	EXCHANGE-TRADED FUNDS — 31.1%
	EQUITY - 28.0%
16,718	First Trust Global Wind Energy ETF	330,181
3,418	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	321,497
10,546	Global X US Infrastructure Development ETF	298,241
2,898	Invesco Solar ETF(b)	218,683
4,536	Invesco Water Resources ETF	240,499
13,688	iShares Emerging Markets Infrastructure ETF	314,713
12,511	iShares Global Clean Energy ETF	269,237
7,875	iShares Global Infrastructure ETF	400,523
3,349	iShares Global Timber & Forestry ETF	299,133
24,879	Utilities Select Sector SPDR Fund	1,852,490
6,779	VanEck Agribusiness ETF	708,677
1,410	VanEck Environmental Services ETF	213,802
3,997	VanEck Natural Resources ETF	219,435
1,253	VanEck Rare Earth/Strategic Metals ETF	148,205
2,326	VanEck Steel ETF	157,796
4,956	VanEck Uranium + Nuclear Energy ETF	281,649
		6,274,761

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 31.1% (Continued)
	FIXED INCOME - 3.1%
5,573	iShares TIPS Bond ETF			$694,229

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,619,239)			6,968,990

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.4%
	U.S. TREASURY NOTES — 9.4%
700,000	United States Treasury Note	1.7500	05/15/22	701,244
350,000	United States Treasury Note	1.6250	08/15/22	351,046
700,000	United States Treasury Note	1.6250	11/15/22	701,608
350,000	United States Treasury Note	2.0000	02/15/23	351,259
				2,105,157
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,108,195)			2,105,157

Shares
	SHORT-TERM INVESTMENTS — 13.8%
	MONEY MARKET FUNDS - 13.8%
3,094,514	First American Government Obligations Fund, Class U, 0.20% (Cost $3,094,514)(c)			3,094,514

	TOTAL INVESTMENTS - 79.2% (Cost $17,243,086)			$17,745,081
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.8%			4,652,586
	NET ASSETS - 100.0%			$22,397,667

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
40	CBOT Corn Future(e)	05/13/2022	$1,497,500	$99,925
10	CBOT Soybean Future(e)	05/13/2022	809,125	(4,413)
6	CBOT Soybean Meal Future(e)	05/13/2022	280,500	1,510
6	CBOT Soybean Oil Future(e)	05/13/2022	251,784	342
23	CBOT Wheat Future(e)	05/13/2022	1,156,900	68,500
17	CME Lean Hogs Future(e)	06/14/2022	820,250	20,980
6	CME Live Cattle Future(e)	06/30/2022	329,100	5,200
11	COMEX Copper Future(e)	05/26/2022	1,306,525	65,688
15	COMEX Gold 100 Troy Ounces Future(e)	06/28/2022	2,931,000	18,930
6	COMEX Silver Future(e)	05/26/2022	753,990	(935)

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
22	ICE Brent Crude Oil Future(e)	04/29/2022	$2,303,620	$(11,490)
12	ICE Gas Oil Future(e)	05/12/2022	1,209,600	41,300
4	KCBT Hard Red Winter Wheat Future(e)	05/13/2022	205,950	22,575
10	LME Lead Future(e)	06/13/2022	605,625	36,221
7	LME Nickel Future(e)	06/13/2022	1,348,200	256,786
15	LME Primary Aluminum Future(e)	06/13/2022	1,309,313	110,046
9	LME Zinc Future(e)	06/13/2022	942,413	98,712
2	NYBOT CSC C Coffee Future(e)	05/18/2022	169,800	1,987
9	NYBOT CSC Cocoa Future(e)	05/13/2022	238,500	10,310
14	NYBOT CSC Number 11 World Sugar Future(e)	04/29/2022	305,603	16,285
6	NYBOT CTN Number 2 Cotton Future(e)	05/06/2022	407,070	42,475
32	NYMEX Henry Hub Natural Gas Futures(e)	06/28/2022	1,841,920	275,650
22	NYMEX Light Sweet Crude Oil Future(e)	04/20/2022	2,206,160	(39,900)
9	NYMEX NY Harbor ULSD Futures(e)	04/29/2022	1,270,420	26,821
18	NYMEX Platinum Future(e)	07/27/2022	896,220	(41,385)
9	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	04/29/2022	1,191,040	(20,097)
	TOTAL FUTURES CONTRACTS			$1,102,023

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares						Fair Value
	PRIVATE INVESTMENT FUNDS — 2.0%
	HEDGE FUND - 2.0%
	PRIME MERIDAN INCOME QP FUND, LP(a),(b),(c) (Cost $1,286,351)					$2,120,753

Shares
	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
3,964,878	First American Government Obligations Fund, Class U, 0.20% (Cost $3,964,878)(d)					3,964,878

Contracts(e)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 1.2%
	PUT OPTIONS PURCHASED - 1.2%
960	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	$4,300	$206,400,000	$12,000
720	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,300	154,800,000	9,000
1,440	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,400	316,800,000	39,600
240	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,400	52,800,000	6,600
720	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,490	161,640,000	234,000
120	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,490	26,940,000	39,000
1,560	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/06/2022	4,370	340,860,000	323,700
120	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/06/2022	4,370	26,220,000	24,900
840	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/06/2022	4,460	187,320,000	651,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,213,800)					1,339,800

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,213,800)					1,339,800

	TOTAL INVESTMENTS – 7.0% (Cost $6,465,029)					$7,425,431
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $26,250)					(9,975)
	PUT OPTIONS WRITTEN - (1.1)% (Proceeds - $1,192,800)					(1,121,400)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 94.1%					99,316,990
	NET ASSETS - 100.0%					$105,611,046

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- 0.0%(f)
360	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	$4,770	$85,860,000	$900
270	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,770	64,395,000	675
480	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/08/2022	4,800	115,200,000	4,800

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(e) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- 0.0%(f) (Continued)
360	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/08/2022	$4,800	$86,400,000	$3,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $26,250)					9,975

	PUT OPTIONS WRITTEN - (0.9)%
2,880	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	$4,130	$594,720,000	$7,200
2,160	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,130	466,040,000	5,400
4,320	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,305	929,880,000	54,000
720	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,305	154,980,000	9,000
1,440	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,445	320,040,000	93,600
240	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,445	53,340,000	15,600
4,680	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/06/2022	4,205	983,970,000	245,700
360	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/06/2022	4,205	75,690,000	18,900
1,680	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/06/2022	4,415	370,860,000	672,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,192,800)					1,121,400

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,219,050)					$1,131,375

LP	- Limited Partnership

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Non-income producing security.

(b)	The security is illiquid; total illiquid securities represent 2.0% of net assets

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(e)	Each contract is equivalent to one futures contract.

(f)	Percentage rounds to greater than (0.1%).

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 27.7%
	ASSET MANAGEMENT — 15.2%
7,079,000	Prospect Capital Corporation	6.3750	03/01/25	$7,503,740
6,039,000	RWT Holdings, Inc.	5.7500	10/01/25	5,937,092
3,400,000	WisdomTree Investments, Inc.(a)	3.2500	06/15/26	3,235,100
				16,675,932
	SPECIALTY FINANCE — 12.5%
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,631,566
3,100,000	SoFi Technologies, Inc.(a),(b)	—	10/15/26	2,513,015
6,624,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,582,600
				13,727,181
	TOTAL CONVERTIBLE BONDS (Cost $31,769,305)			30,403,113

	CORPORATE BONDS — 70.2%
	AEROSPACE & DEFENSE — 4.4%
4,600,000	TransDigm, Inc.(a)	8.0000	12/15/25	4,794,948

	ASSET MANAGEMENT — 11.9%
5,000,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.3750	12/15/25	5,045,125
5,381,000	Oppenheimer Holdings, Inc.	5.5000	10/01/25	5,379,063
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,703,360
				13,127,548
	CHEMICALS — 2.2%
2,397,000	RPM International, Inc.	3.4500	11/15/22	2,404,882

	HEALTH CARE FACILITIES & SERVICES — 8.8%
4,407,000	Centene Corporation	4.2500	12/15/27	4,428,065
5,000,000	HCA, Inc.	5.0000	03/15/24	5,189,701
				9,617,766
	INTERNET MEDIA & SERVICES — 4.9%
4,991,000	Netflix, Inc.	5.8750	02/15/25	5,335,953

	REAL ESTATE INVESTMENT TRUSTS — 6.4%
1,725,000	Omega Healthcare Investors, Inc.	4.5000	01/15/25	1,756,646

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 70.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 6.4% (Continued)
3,000,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	$3,068,532
2,110,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,163,839
				6,989,017
	RETAIL - DISCRETIONARY — 17.2%
5,128,000	Builders FirstSource, Inc.(a)	6.7500	06/01/27	5,328,633
14,517,000	Carvana Company(a)	5.6250	10/01/25	13,705,717
				19,034,350
	SEMICONDUCTORS — 2.2%
186,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.1250	01/15/25	185,403
2,173,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.8750	01/15/27	2,193,890
				2,379,293
	SOFTWARE — 4.2%
1,286,000	CA, Inc.	4.5000	08/15/23	1,295,340
3,200,000	VMware, Inc.	4.5000	05/15/25	3,303,401
				4,598,741
	STEEL — 4.9%
5,208,000	Steel Dynamics, Inc.	5.0000	12/15/26	5,349,371

	TECHNOLOGY HARDWARE — 3.1%
701,000	Dell International, LLC / EMC Corporation	5.4500	06/15/23	722,815
2,639,000	Dell International, LLC / EMC Corporation	4.0000	07/15/24	2,700,202
				3,423,017
	TOTAL CORPORATE BONDS (Cost $79,267,823)			77,054,886

	TOTAL INVESTMENTS - 97.9% (Cost $111,037,128)			$107,457,999
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%			2,258,797
	NET ASSETS - 100.0%			$109,716,796

LLC	- Limited Liability Company

Ltd.	- Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 29,577,413 or 27.0% of net assets.

(b)	Zero coupon bond.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 19.9%
	AEROSPACE & DEFENSE - 0.6%
834	AAR Corporation(a)	$40,391

	BIOTECH & PHARMA - 4.2%
590	AbbVie, Inc.	95,645
929	AstraZeneca plc - ADR	61,630
560	Harmony Biosciences Holdings, Inc.(a)	27,244
584	Innoviva, Inc.(a)	11,300
546	Pacira BioSciences, Inc.(a)	41,671
69	Regeneron Pharmaceuticals, Inc.(a)	48,191
		285,681
	CHEMICALS - 1.6%
555	Cabot Corporation	37,967
274	Mosaic Company (The)	18,221
245	Nutrien Ltd.	25,478
688	Univar Solutions, Inc.(a)	22,112
		103,778
	COMMERCIAL SUPPORT SERVICES - 0.5%
382	TriNet Group, Inc.(a)	37,574

	CONTAINERS & PACKAGING - 0.5%
577	Greif, Inc., Class A	37,540

	HEALTH CARE FACILITIES & SERVICES - 0.8%
368	AmerisourceBergen Corporation	56,933

	INDUSTRIAL SUPPORT SERVICES - 0.5%
520	Triton International Ltd.	36,494

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
1,319	Virtu Financial, Inc., Class A	49,093

	INSURANCE - 1.6%
377	Allstate Corporation (The)	52,218

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 19.9% (Continued)
	INSURANCE - 1.6% (Continued)
860	W R Berkley Corporation	$57,235
		109,453
	MACHINERY - 0.8%
113	AGCO Corporation	16,501
780	Evoqua Water Technologies Corporation(a)	36,644
		53,145
	METALS & MINING - 0.5%
468	BHP Group Ltd. - ADR	36,153

	OIL & GAS PRODUCERS - 1.2%
200	Cheniere Energy, Inc.	27,730
356	Continental Resources, Inc.	21,833
212	Devon Energy Corporation	12,536
643	EQT Corporation	22,126
		84,225
	SEMICONDUCTORS - 0.8%
87	NVIDIA Corporation	23,739
1,002	Rambus, Inc.(a)	31,954
		55,693
	SPECIALTY FINANCE - 0.4%
1,259	International Money Express, Inc.(a)	25,948

	SPECIALTY REITS - 0.7%
930	EPR Properties	50,880

	STEEL - 1.3%
107	Reliance Steel & Aluminum Company	19,618
434	Steel Dynamics, Inc.	36,210
952	United States Steel Corporation	35,928
		91,756
	TELECOMMUNICATIONS - 0.7%
1,507	Switch, Inc., Class A	46,446

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 19.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.9%
1,332	Air Transport Services Group, Inc.(a)	$44,554
210	JB Hunt Transport Services, Inc.	42,166
318	Matson, Inc.	38,357
		125,077
	WHOLESALE - CONSUMER STAPLES - 0.6%
867	Andersons, Inc. (The)	43,575

	TOTAL COMMON STOCKS (Cost $1,265,668)	1,369,835

	EXCHANGE-TRADED FUNDS — 8.6%
	COMMODITY - 1.7%
2,480	Invesco DB Agriculture Fund(a)	54,262
353	SPDR Gold Shares(a)	63,770
		118,032
	EQUITY - 6.9%
1,722	iShares Global Infrastructure ETF	87,580
968	iShares Latin America 40 ETF	29,418
1,335	iShares MSCI Brazil ETF	50,476
2,475	iShares MSCI Indonesia ETF	61,256
515	iShares MSCI Mexico ETF	28,310
811	iShares Residential and Multisector Real Estate	77,783
1,664	SPDR S&P Insurance ETF	69,938
779	SPDR S&P Metals & Mining ETF	47,745
159	VanEck Rare Earth/Strategic Metals ETF	18,807
		471,313

	TOTAL EXCHANGE-TRADED FUNDS (Cost $571,129)	589,345

	SHORT-TERM INVESTMENTS — 51.3%
	MONEY MARKET FUNDS - 51.3%
1,000,125	Federated Hermes Government Obligations Fund, Institutional Class, 0.11%(b)	1,000,125

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 51.3% (Continued)
	MONEY MARKET FUNDS - 51.3% (Continued)
2,528,047	First American Government Obligations Fund, Class U, 0.20%(b)	$2,528,047

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,528,173)	3,528,173

	TOTAL INVESTMENTS - 79.8% (Cost $5,364,970)	$5,487,353
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.2%	1,393,118
	NET ASSETS - 100.0%	$6,880,471

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
18	Micro E-mini S&P 500 futures	06/17/2022	$407,768	$(1,015)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
16	Micro E-mini Nasdaq-100 Futures	06/17/2022	$475,802	$(13,865)
32	Micro E-mini Russell 2000 Futures	06/17/2022	330,624	269
	TOTAL FUTURES CONTRACTS			$(13,596)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

CATALYST SYSTEMATIC ALPHA FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — (0.9)%
	ENGINEERING & CONSTRUCTION - (0.2)%
(130)	Installed Building Products, Inc.	$(10,984)

	HOME CONSTRUCTION - (0.2)%
(112)	LGI Homes, Inc.	(10,940)

	LEISURE PRODUCTS - (0.1)%
(140)	Thor Industries, Inc.	(11,018)

	RETAIL - DISCRETIONARY - (0.1)%
(287)	La-Z-Boy, Inc.	(7,568)

	SOFTWARE - (0.3)%
(362)	Avaya Holdings Corporation	(4,587)
(139)	Bandwidth, Inc., Class A	(4,502)
(199)	Black Knight, Inc.	(11,540)
		(20,629)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $71,496)	$(61,139)

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022

TOTAL RETURN SWAP - (2.4%)

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

Shares	Reference Entity	Notional Amount	Counterparty	Maturity	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Depreciation
2,821	BNP Paribas Catalyst Systematic Index +	6,747,097	BNP Paribas	9/9/2022	0.5000%	—	$(165,943)

+	This instrument is held by CSACS Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^

						Unrealized
			Notional			Appreciation/
Long Contracts		Counterparty	Amount	Maturity		(Depreciation)	Weighted %
	OPEN LONG FUTURES CONTRACTS
5	S&P 500 Future	BNP Paribas	$1,153,139	May-22		$45,160	4.11%
4	NYMEX WTI Crude Futrure	BNP Paribas	425,209	Jun-22		39,109	1.51%
1	NYMEX WTI Crude	BNP Paribas	86,139	Sep-22		8,154	0.31%
9	NYMEX Natural Gas Future	BNP Paribas	366,816	Jul-22		69,875	1.31%
6	NYMEX Natural Gas Future	BNP Paribas	359,088	Apr-23		97,926	1.28%
77	NYMEX Heating Oil Future	BNP Paribas	104,079	Jun-22		15,857	0.37%
165	NYMEX Gasoline RBOB Future	BNP Paribas	210,295	Jul-22		17,126	0.75%
94	NYMEX Gasoline RBOB Future	BNP Paribas	106,247	Oct-22		8,515	0.38%
2	LME Zinc Future	BNP Paribas	213,169	Sep-22		28,315	0.76%
1	LME Zinc Future	BNP Paribas	130,099	Dec-22		14,502	0.46%
1	LME Nickel Future	BNP Paribas	207,796	Sep-22		73,380	0.74%
1	LME Nickel Future	BNP Paribas	151,638	Jun-22		49,593	0.54%
1	LME Copper Future	BNP Paribas	208,671	Jun-22		10,541	0.74%
2	LME Aluminium HG Future	BNP Paribas	183,977	Dec-23		14,386	0.65%
4	LME Aluminium Future	BNP Paribas	343,054	Jul-22		13,845	1.22%
0	ICE Gas Oil	BNP Paribas	8,697	May-22		1,865	0.03%
3	ICE Brent Crude Future	BNP Paribas	336,701	Jun-22		34,024	1.20%
0	CMX silver	BNP Paribas	20,508	May-22		646	0.07%
4	CMX Gold Future	BNP Paribas	831,804	May-22		21,844	2.96%
296	CMX Copper Future	BNP Paribas	351,812	Sep-22		24,039	1.25%
3	10Y US Treasury Future	BNP Paribas	353,937	Sep-22		(12,672)	1.26%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					576,029

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(12)	CBOE VIX Future	BNP Paribas	(268,310)	Apr-22		44,617	0.96%
(160)	CMX Copper Future	BNP Paribas	(189,655)	May-22		(12,624)	0.68%
(296)	CMX Copper future	BNP Paribas	(351,752)	Jul-22		(23,811)	1.25%
(9)	E10 Future	BNP Paribas	(1,459,947)	Jun-22		61,828	5.20%
(15)	Eurostoxx 50 Future	BNP Paribas	(626,248)	May-22		(2,850)	2.23%
(2)	Hang Sang Index Future	BNP Paribas	(98,303)	Apr-22		6,300	0.35%
(3)	ICE Brent Crude Future	BNP Paribas	(319,581)	Jul-22		(33,816)	1.14%
(0)	Japanese Bond Future	BNP Paribas	(197,839)	Jun-22		1,013	0.70%
(6)	LME Aluminium HG Future	BNP Paribas	(502,661)	May-22		(17,236)	1.79%
(0)	LME Nickel	BNP Paribas	(84,256)	Jul-22		(28,427)	0.30%
(1)	LME Nickel Future	BNP Paribas	(260,003)	May-22		(82,643)	0.93%
(1)	LME Zinc	BNP Paribas	(68,893)	Jul-22		(9,784)	0.25%
(3)	LME Zinc Future	BNP Paribas	(266,423)	May-22		(38,491)	0.95%
(3)	Micro E-mini S&P 500 futures	BNP Paribas	(156,039)	Jun-22		6,025	0.56%
(0)	Nikkei Index Future	BNP Paribas	(1,061)	Jun-22		(60)	0.00%
(235)	NYMEX Gasoline RBOB Future	BNP Paribas	(311,437)	May-22		(25,909)	1.11%
(68)	NYMEX Heating Oil	BNP Paribas	(96,243)	May-22		(17,388)	0.34%
(6)	NYMEX Natural Gas Future	BNP Paribas	(359,524)	Jul-22		(99,226)	1.28%
(6)	NYMEX Natural Gas Future	BNP Paribas	(365,487)	May-22		(101,046)	1.30%
(5)	NYMEX WTI Crude Future	BNP Paribas	(467,929)	May-22		(33,931)	1.67%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					(407,458)

Contracts					Exercise Price	Value
	OPTIONS PURCHASED
	CALL OPTIONS PURCHASED
167	S&P 500 Index	BNP Paribas	754,490	4/1/2022	$4,530.70	$2,724	2.69%
198	S&P 500 Index	BNP Paribas	895,818	4/8/2022	4,532.73	9,163	3.19%
184	S&P 500 Index	BNP Paribas	836,241	4/14/2022	4,534.70	11,223	2.98%
73	S&P 500 Index	BNP Paribas	331,457	4/22/2022	4,534.77	5,650	1.18%
12	S&P 500 Index	BNP Paribas	52,225	4/29/2022	4,534.98	1,048	0.19%
	TOTAL CALL OPTIONS PURCHASED					29,808

	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
(16)	S&P 500 Index	BNP Paribas	(68,232)	4/1/2022	4,192.85	(3,556)	0.24%
(17)	S&P 500 Index	BNP Paribas	(72,520)	4/1/2022	4,202.04	(2,779)	0.26%
(16)	S&P 500 Index	BNP Paribas	(68,986)	4/1/2022	4,204.11	(2,473)	0.25%
(17)	S&P 500 Index	BNP Paribas	(76,197)	4/1/2022	4,208.12	(2,538)	0.27%
(16)	S&P 500 Index	BNP Paribas	(70,363)	4/1/2022	4,297.67	(2,313)	0.25%
(16)	S&P 500 Index	BNP Paribas	(71,686)	4/1/2022	4,307.09	(1,898)	0.26%
(17)	S&P 500 Index	BNP Paribas	(76,192)	4/1/2022	4,309.21	(1,020)	0.27%
(16)	S&P 500 Index	BNP Paribas	(72,478)	4/1/2022	4,313.32	(812)	0.26%
(18)	S&P 500 Index	BNP Paribas	(80,054)	4/1/2022	4,402.49	(729)	0.29%
(16)	S&P 500 Index	BNP Paribas	(73,925)	4/1/2022	4,412.14	(647)	0.26%
(17)	S&P 500 Index	BNP Paribas	(75,226)	4/1/2022	4,414.32	(344)	0.27%

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^ (Continued)

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value	Weighted %
	OPTIONS WRITTEN (Continued)
	CALL OPTIONS WRITTEN (Continued)
(17)	S&P 500 Index	BNP Paribas	$(79,954)	4/1/2022	$4,581.66	$(39)	0.28%
(17)	S&P 500 Index	BNP Paribas	(76,057)	4/1/2022	4,592.64	(22)	0.27%
(18)	S&P 500 Index	BNP Paribas	(84,007)	4/1/2022	4,603.88	(12)	0.30%
(17)	S&P 500 Index	BNP Paribas	(77,575)	4/1/2022	4,605.87	(10)	0.28%
(15)	S&P 500 Index	BNP Paribas	(63,956)	4/8/2022	4,170.70	(5,582)	0.23%
(15)	S&P 500 Index	BNP Paribas	(62,146)	4/8/2022	4,201.09	(4,939)	0.22%
(17)	S&P 500 Index	BNP Paribas	(70,723)	4/8/2022	4,259.52	(4,587)	0.25%
(16)	S&P 500 Index	BNP Paribas	(67,193)	4/8/2022	4,274.97	(4,104)	0.24%
(16)	S&P 500 Index	BNP Paribas	(68,772)	4/8/2022	4,277.88	(4,152)	0.24%
(15)	S&P 500 Index	BNP Paribas	(65,292)	4/8/2022	4,306.12	(3,502)	0.23%
(17)	S&P 500 Index	BNP Paribas	(75,453)	4/8/2022	4,328.87	(3,646)	0.27%
(17)	S&P 500 Index	BNP Paribas	(74,303)	4/8/2022	4,366.01	(2,968)	0.26%
(16)	S&P 500 Index	BNP Paribas	(70,511)	4/8/2022	4,379.24	(2,613)	0.25%
(16)	S&P 500 Index	BNP Paribas	(72,253)	4/8/2022	4,384.83	(2,591)	0.26%
(16)	S&P 500 Index	BNP Paribas	(68,516)	4/8/2022	4,411.14	(2,084)	0.24%
(18)	S&P 500 Index	BNP Paribas	(79,273)	4/8/2022	4,437.09	(2,008)	0.28%
(17)	S&P 500 Index	BNP Paribas	(77,972)	4/8/2022	4,472.50	(1,479)	0.28%
(17)	S&P 500 Index	BNP Paribas	(75,821)	4/8/2022	4,491.77	(1,199)	0.27%
(18)	S&P 500 Index	BNP Paribas	(83,187)	4/8/2022	4,545.31	(745)	0.30%
(16)	S&P 500 Index	BNP Paribas	(67,248)	4/14/2022	4,173.11	(5,914)	0.24%
(18)	S&P 500 Index	BNP Paribas	(75,349)	4/14/2022	4,204.31	(6,034)	0.27%
(17)	S&P 500 Index	BNP Paribas	(72,668)	4/14/2022	4,262.45	(4,790)	0.26%
(17)	S&P 500 Index	BNP Paribas	(70,652)	4/14/2022	4,277.44	(4,409)	0.25%
(18)	S&P 500 Index	BNP Paribas	(79,164)	4/14/2022	4,309.42	(4,356)	0.28%
(17)	S&P 500 Index	BNP Paribas	(75,916)	4/14/2022	4,357.86	(3,373)	0.27%
(17)	S&P 500 Index	BNP Paribas	(76,346)	4/14/2022	4,369.01	(3,211)	0.27%
(17)	S&P 500 Index	BNP Paribas	(74,140)	4/14/2022	4,381.77	(2,923)	0.26%
(18)	S&P 500 Index	BNP Paribas	(80,458)	4/14/2022	4,411.67	(2,693)	0.29%
(19)	S&P 500 Index	BNP Paribas	(83,073)	4/14/2022	4,414.53	(2,736)	0.30%
(18)	S&P 500 Index	BNP Paribas	(79,759)	4/14/2022	4,466.81	(1,877)	0.28%
(18)	S&P 500 Index	BNP Paribas	(80,116)	4/14/2022	4,475.57	(1,764)	0.29%
(19)	S&P 500 Index	BNP Paribas	(84,531)	4/14/2022	4,521.96	(1,278)	0.30%
(18)	S&P 500 Index	BNP Paribas	(83,698)	4/14/2022	4,575.75	(724)	0.30%
(19)	S&P 500 Index	BNP Paribas	(88,705)	4/14/2022	4,632.25	(357)	0.32%
(19)	S&P 500 Index	BNP Paribas	(82,697)	4/22/2022	4,456.24	(2,426)	0.29%
(17)	S&P 500 Index	BNP Paribas	(75,620)	4/22/2022	4,461.18	(2,155)	0.27%
(19)	S&P 500 Index	BNP Paribas	(84,024)	4/22/2022	4,463.12	(2,367)	0.30%
(18)	S&P 500 Index	BNP Paribas	(82,504)	4/22/2022	4,511.61	(1,696)	0.29%
(19)	S&P 500 Index	BNP Paribas	(86,833)	4/22/2022	4,520.16	(1,672)	0.31%
(19)	S&P 500 Index	BNP Paribas	(86,884)	4/22/2022	4,567.65	(1,109)	0.31%
(17)	S&P 500 Index	BNP Paribas	(79,449)	4/22/2022	4,572.71	(968)	0.28%
(19)	S&P 500 Index	BNP Paribas	(88,278)	4/22/2022	4,574.70	(1,056)	0.31%
(19)	S&P 500 Index	BNP Paribas	(86,681)	4/22/2022	4,624.40	(617)	0.31%
(20)	S&P 500 Index	BNP Paribas	(91,229)	4/22/2022	4,633.16	(586)	0.32%
(19)	S&P 500 Index	BNP Paribas	(91,174)	4/22/2022	4,679.05	(327)	0.32%
(18)	S&P 500 Index	BNP Paribas	(83,371)	4/22/2022	4,684.24	(278)	0.30%
(20)	S&P 500 Index	BNP Paribas	(92,637)	4/22/2022	4,686.28	(299)	0.33%
(19)	S&P 500 Index	BNP Paribas	(90,961)	4/22/2022	4,737.19	(138)	0.32%
(20)	S&P 500 Index	BNP Paribas	(95,734)	4/22/2022	4,746.17	(124)	0.34%
(21)	S&P 500 Index	BNP Paribas	(97,131)	4/29/2022	4,530.41	(1,924)	0.35%
(20)	S&P 500 Index	BNP Paribas	(93,098)	4/29/2022	4,543.06	(1,761)	0.33%
(19)	S&P 500 Index	BNP Paribas	(85,044)	4/29/2022	4,575.52	(1,254)	0.30%
(21)	S&P 500 Index	BNP Paribas	(95,597)	4/29/2022	4,602.45	(1,130)	0.34%
(20)	S&P 500 Index	BNP Paribas	(94,708)	4/29/2022	4,631.60	(839)	0.34%
(22)	S&P 500 Index	BNP Paribas	(102,049)	4/29/2022	4,643.67	(768)	0.36%
(21)	S&P 500 Index	BNP Paribas	(97,811)	4/29/2022	4,656.64	(675)	0.35%
(19)	S&P 500 Index	BNP Paribas	(89,349)	4/29/2022	4,689.91	(421)	0.32%
(21)	S&P 500 Index	BNP Paribas	(100,437)	4/29/2022	4,717.51	(332)	0.36%
(21)	S&P 500 Index	BNP Paribas	(99,503)	4/29/2022	4,747.39	(223)	0.35%
(23)	S&P 500 Index	BNP Paribas	(107,087)	4/29/2022	4,756.93	(201)	0.38%
(22)	S&P 500 Index	BNP Paribas	(102,641)	4/29/2022	4,770.21	(171)	0.37%
(20)	S&P 500 Index	BNP Paribas	(93,761)	4/29/2022	4,804.30	(96)	0.33%
(22)	S&P 500 Index	BNP Paribas	(105,396)	4/29/2022	4,832.57	(74)	0.38%
(21)	S&P 500 Index	BNP Paribas	(104,416)	4/29/2022	4,863.18	(48)	0.37%
						(137,567)

	PUT OPTIONS WRITTEN
(15)	S&P 500 Index	BNP Paribas	(61,579)	4/1/2022	4,090.95	(0)	0.22%
(16)	S&P 500 Index	BNP Paribas	(65,450)	4/1/2022	4,145.32	(0)	0.23%
(15)	S&P 500 Index	BNP Paribas	(62,260)	4/1/2022	4,155.24	(0)	0.22%
(17)	S&P 500 Index	BNP Paribas	(68,767)	4/1/2022	4,165.42	(0)	0.24%
(15)	S&P 500 Index	BNP Paribas	(63,503)	4/1/2022	4,167.21	(0)	0.23%
(15)	S&P 500 Index	BNP Paribas	(64,863)	4/1/2022	4,198.60	(0)	0.23%
(16)	S&P 500 Index	BNP Paribas	(68,940)	4/1/2022	4,254.40	(0)	0.25%
(15)	S&P 500 Index	BNP Paribas	(65,580)	4/1/2022	4,264.59	(0)	0.23%
(17)	S&P 500 Index	BNP Paribas	(72,434)	4/1/2022	4,275.03	(0)	0.26%

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^ (Continued)

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value	Weighted %
	OPTIONS WRITTEN (Continued)
	PUT OPTIONS WRITTEN (Continued)
(16)	S&P 500 Index	BNP Paribas	$(66,889)	4/1/2022	$4,276.88	$(0)	0.24%
(167)	S&P 500 Index	BNP Paribas	(754,490)	4/1/2022	4,530.70	(2,724)	2.69%
(15)	S&P 500 Index	BNP Paribas	(57,720)	4/8/2022	3,962.17	(16)	0.21%
(14)	S&P 500 Index	BNP Paribas	(56,086)	4/8/2022	3,991.04	(17)	0.20%
(16)	S&P 500 Index	BNP Paribas	(63,827)	4/8/2022	4,046.54	(22)	0.23%
(15)	S&P 500 Index	BNP Paribas	(62,066)	4/8/2022	4,063.99	(23)	0.22%
(15)	S&P 500 Index	BNP Paribas	(60,798)	4/8/2022	4,066.43	(22)	0.22%
(14)	S&P 500 Index	BNP Paribas	(59,077)	4/8/2022	4,096.06	(23)	0.21%
(17)	S&P 500 Index	BNP Paribas	(68,096)	4/8/2022	4,112.43	(28)	0.24%
(16)	S&P 500 Index	BNP Paribas	(67,231)	4/8/2022	4,153.03	(31)	0.24%
(16)	S&P 500 Index	BNP Paribas	(65,376)	4/8/2022	4,170.93	(32)	0.23%
(17)	S&P 500 Index	BNP Paribas	(71,728)	4/8/2022	4,220.65	(43)	0.26%
(198)	S&P 500 Index	BNP Paribas	(895,818)	4/8/2022	4,532.73	(9,163)	3.19%
(15)	S&P 500 Index	BNP Paribas	(60,691)	4/14/2022	3,964.45	(43)	0.22%
(17)	S&P 500 Index	BNP Paribas	(68,003)	4/14/2022	3,994.09	(52)	0.24%
(16)	S&P 500 Index	BNP Paribas	(65,583)	4/14/2022	4,049.33	(56)	0.23%
(16)	S&P 500 Index	BNP Paribas	(63,927)	4/14/2022	4,068.78	(57)	0.23%
(17)	S&P 500 Index	BNP Paribas	(71,629)	4/14/2022	4,099.20	(70)	0.26%
(17)	S&P 500 Index	BNP Paribas	(68,514)	4/14/2022	4,139.97	(79)	0.24%
(17)	S&P 500 Index	BNP Paribas	(69,080)	4/14/2022	4,155.89	(84)	0.25%
(17)	S&P 500 Index	BNP Paribas	(72,613)	4/14/2022	4,191.09	(103)	0.26%
(17)	S&P 500 Index	BNP Paribas	(72,168)	4/14/2022	4,248.91	(137)	0.26%
(18)	S&P 500 Index	BNP Paribas	(76,485)	4/14/2022	4,301.38	(200)	0.27%
(184)	S&P 500 Index	BNP Paribas	(836,241)	4/14/2022	4,534.70	(11,223)	2.98%
(18)	S&P 500 Index	BNP Paribas	(74,634)	4/22/2022	4,233.43	(283)	0.27%
(16)	S&P 500 Index	BNP Paribas	(68,247)	4/22/2022	4,238.12	(265)	0.24%
(18)	S&P 500 Index	BNP Paribas	(75,832)	4/22/2022	4,239.96	(297)	0.27%
(17)	S&P 500 Index	BNP Paribas	(74,460)	4/22/2022	4,286.03	(364)	0.27%
(18)	S&P 500 Index	BNP Paribas	(78,367)	4/22/2022	4,294.15	(401)	0.28%
(18)	S&P 500 Index	BNP Paribas	(78,614)	4/22/2022	4,344.83	(521)	0.28%
(17)	S&P 500 Index	BNP Paribas	(71,887)	4/22/2022	4,349.65	(488)	0.26%
(18)	S&P 500 Index	BNP Paribas	(79,875)	4/22/2022	4,351.54	(548)	0.28%
(18)	S&P 500 Index	BNP Paribas	(78,431)	4/22/2022	4,398.82	(678)	0.28%
(19)	S&P 500 Index	BNP Paribas	(82,546)	4/22/2022	4,407.16	(748)	0.29%
(73)	S&P 500 Index	BNP Paribas	(331,457)	4/22/2022	4,534.77	(5,650)	1.18%
(20)	S&P 500 Index	BNP Paribas	(87,661)	4/29/2022	4,303.89	(656)	0.31%
(19)	S&P 500 Index	BNP Paribas	(84,021)	4/29/2022	4,315.91	(695)	0.30%
(18)	S&P 500 Index	BNP Paribas	(76,752)	4/29/2022	4,346.74	(722)	0.27%
(20)	S&P 500 Index	BNP Paribas	(86,277)	4/29/2022	4,372.33	(899)	0.31%
(19)	S&P 500 Index	BNP Paribas	(85,474)	4/29/2022	4,400.02	(995)	0.30%
(21)	S&P 500 Index	BNP Paribas	(92,335)	4/29/2022	4,417.15	(1,102)	0.33%
(20)	S&P 500 Index	BNP Paribas	(88,502)	4/29/2022	4,429.48	(1,161)	0.32%
(18)	S&P 500 Index	BNP Paribas	(80,845)	4/29/2022	4,461.13	(1,216)	0.29%
(20)	S&P 500 Index	BNP Paribas	(90,877)	4/29/2022	4,487.39	(1,519)	0.32%
(20)	S&P 500 Index	BNP Paribas	(90,032)	4/29/2022	4,515.81	(1,681)	0.32%
(12)	S&P 500 Index	BNP Paribas	(52,225)	4/29/2022	4,534.98	(1,048)	0.19%
	TOTAL PUT OPTIONS WRITTEN					(46,186)

	TOTAL OPTIONS WRITTEN					(183,753)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swap due to timing of contracts opened and closed in the index.

See accompanying notes which are an integral part of these financial statements.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 22.4%
	REAL ESTATE INVESTMENT TRUSTS – 2.7%
4,590	Franklin BSP Realty Trust, Inc.	$64,168
700	NexPoint Residential Trust, Inc.	63,217
		127,385
	SPECIALTY FINANCE - 19.7%
4,660	AGNC Investment Corporation	61,046
8,680	Annaly Capital Management, Inc.(b)	61,107
3,380	Arbor Realty Trust, Inc.	57,663
1,900	Blackstone Mortgage Trust, Inc., Class A	60,401
5,460	Granite Point Mortgage Trust, Inc.	60,715
2,800	KKR Real Estate Finance Trust, Inc.	57,708
5,310	Ladder Capital Corporation	63,030
14,970	MFA Financial, Inc.	60,329
5,850	New Residential Investment Corporation	64,233
17,220	New York Mortgage Trust, Inc.	62,853
3,840	PennyMac Mortgage Investment Trust	64,858
5,800	Redwood Trust, Inc.	61,074
2,540	Starwood Property Trust, Inc.	61,392
5,070	TPG RE Finance Trust, Inc.	59,877
11,840	Two Harbors Investment Corporation	65,474
		921,760
	TOTAL COMMON STOCKS (Cost $1,104,882)	1,049,145

	EXCHANGE-TRADED FUNDS — 30.0%
	FIXED INCOME - 30.0%
2,090	iShares Convertible Bond ETF	174,139
5,520	iShares MBS ETF	562,322
1,640	iShares Trust iShares 1-5 Year Investment Grade	84,821
970	Vanguard Intermediate-Term Corporate Bond ETF	83,459
8,410	Vanguard Mortgage-Backed Securities ETF	421,341
1,090	Vanguard Short-Term Corporate Bond ETF, FIXED INCOME	85,118
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,515,411)	1,411,200

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 8.7%
	FIXED INCOME - 8.7%
11,637	AlphaCentric Income Opportunities Fund, Class I(a)	$133,707
13,213	Catalyst Enhanced Income Strategy Fund, Class I(a)	142,565
6,861	Rational Special Situations Income Fund, Institutional Class(a)	130,906

	TOTAL OPEN END FUNDS (Cost $398,617)	407,178

	MONEY MARKET FUNDS - 10.3%
480,633	First American Government Obligations Fund, Class U, 0.20% (Cost $480,633)(c)	480,633

	TOTAL INVESTMENTS - 71.4% (Cost $3,499,543)	$3,348,156
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.6%	1,338,783
	NET ASSETS - 100.0%	$4,686,939

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
4	CME Australian Dollar Currency Future	06/13/2022	$299,860	$1,029
15	CME Mexican Peso Currency Future	06/13/2022	$372,975	$4,999
	TOTAL FUTURES CONTRACTS			$6,028

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
44	3 Month Euro Euribor Future	06/17/2024	$12,012,502	$38,967
12	CME 3 Month Eurodollar Future	06/17/2024	2,914,950	9,450
6	CME British Pound Currency Future	06/13/2022	492,413	(1,163)
5	CME Japanese Yen Currency Future	06/13/2022	514,843	10,532
9	Three Month SONIA Index Futures	09/17/2024	2,892,671	(1,457)
	TOTAL FUTURES CONTRACTS			$56,329

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Affiliated Issuer.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	OIL & GAS PRODUCERS - 99.8%
143,705	Cheniere Energy, Inc.	$19,924,698
56,595	Crestwood Equity Partners, L.P.	1,693,322
85,789	DT Midstream, Inc.	4,654,911
204,962	Enbridge, Inc.	9,446,699
1,880,115	Energy Transfer, L.P.	21,038,487
1,020,456	EnLink Midstream, LLC	9,847,400
643,755	Enterprise Products Partners, L.P.	16,615,317
826,828	Equitrans Midstream Corporation	6,978,428
269,469	Gibson Energy, Inc.	5,390,630
124,107	Hess Midstream, L.P., A	3,723,210
275,107	Keyera Corporation	6,973,341
493,760	Kinder Morgan, Inc.	9,337,002
139,363	Magellan Midstream Partners, L.P.	6,838,542
40,910	Marathon Petroleum Corporation	3,497,805
28,266	MPLX, L.P.	937,866
1,847,421	NextDecade Corporation(a)	12,229,927
101,171	NuStar Energy, L.P.	1,458,886
247,718	ONEOK, Inc.	17,496,322
252,068	Pembina Pipeline Corporation	9,477,757
804,577	Plains GP Holdings, L.P., Class A	9,292,864
134,738	Targa Resources Corporation	10,168,677
166,430	TC Energy Corporation	9,389,981
747,402	Tellurian, Inc.(a)	3,961,231
56,473	Western Midstream Partners, L.P.	1,424,249
604,368	Williams Companies, Inc. (The)	20,191,935
		221,989,487
	TOTAL COMMON STOCKS (Cost $171,287,985)	221,989,487

	TOTAL INVESTMENTS - 99.8% (Cost $171,287,985)	$221,989,487
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	446,934
	NET ASSETS - 100.0%	$222,436,421

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Non-income producing security.

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	APPAREL & TEXTILE PRODUCTS - 2.9%
1,555	NIKE, Inc., Class B	$209,241

	BANKING - 3.1%
4,615	Wells Fargo & Company	223,643

	BIOTECH & PHARMA - 7.3%
1,290	AbbVie, Inc.	209,121
2,210	Bristol-Myers Squibb Company	161,396
2,650	Gilead Sciences, Inc.	157,543
		528,060
	E-COMMERCE DISCRETIONARY - 9.7%
108	Amazon.com, Inc.(a)	352,074
460	Etsy, Inc.(a),(b)	57,169
245	MercadoLibre, Inc.(a)	291,423
		700,666
	ENTERTAINMENT CONTENT - 5.6%
1,145	Sea Ltd. - ADR(a)	137,160
1,960	Walt Disney Company (The)(a)	268,834
		405,994
	HEALTH CARE FACILITIES & SERVICES - 3.6%
510	UnitedHealth Group, Inc.	260,085

	HOME CONSTRUCTION - 1.8%
29	NVR, Inc.(a)	129,551

	INTERNET MEDIA & SERVICES - 9.2%
90	Alphabet, Inc., Class A(a)	250,321
670	Meta Platforms, Inc., Class A(a)	148,981
315	Netflix, Inc.(a)	117,996
1,150	Roku, Inc.(a),(b)	144,061
		661,359
	LEISURE FACILITIES & SERVICES - 2.3%
1,865	Starbucks Corporation	169,659

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE PRODUCTS - 1.2%
3,400	Peloton Interactive, Inc., Class A(a)	$89,828

	SEMICONDUCTORS - 10.9%
3,400	Advanced Micro Devices, Inc.(a)	371,756
1,525	NVIDIA Corporation(b)	416,111
		787,867
	SOFTWARE - 23.5%
880	Adobe, Inc.(a)	400,946
700	Bill.com Holdings, Inc.(a),(b)	158,753
1,910	Crowdstrike Holdings, Inc., Class A(a)	433,723
1,370	DocuSign, Inc.(a),(b)	146,754
370	Shopify, Inc., Class A(a)	250,105
2,920	SS&C Technologies Holdings, Inc.	219,058
797	Zoom Video Communications, Inc., Class A(a)	93,432
		1,702,771
	TECHNOLOGY HARDWARE - 4.0%
1,655	Apple, Inc.	288,980

	TECHNOLOGY SERVICES - 9.1%
2,000	Block, Inc., Class A(a),(b)	271,200
1,740	Visa, Inc., Class A(b)	385,880
		657,080
	TELECOMMUNICATIONS - 1.7%
2,395	Verizon Communications, Inc.	122,001

	TRANSPORTATION & LOGISTICS - 3.5%
940	Union Pacific Corporation	256,817

	TOTAL COMMON STOCKS (Cost $8,736,535)	7,193,602

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 21.3%
1,641,271	Mount Vernon Liquid Assets Portfolio, 0.41% (Cost $1,641,271)(c),(e)	$1,641,271

	SHORT-TERM INVESTMENT — 0.0% (d)
	MONEY MARKET FUND - 0.0% (d)
1,849	Federated Hermes Government Obligations Fund, Institutional Class, 0.11% (Cost $1,849)(c)	1,849

	TOTAL INVESTMENTS - 120.7% (Cost $10,282,064)	$8,739,131
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.7)%	(1,495,786)
	NET ASSETS - 100.0%	$7,243,345

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $1,479,596.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(d)	Percentage rounds to less than 0.1%.

(e)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9%
	AUTOMOTIVE - 3.1%
1,136	Lucid Group, Inc.(a)(b)	$28,854
418	Tesla, Inc.(a)(b)	450,437
		479,291
	BEVERAGES - 1.4%
978	Keurig Dr Pepper, Inc.	37,066
365	Monster Beverage Corporation(a)(b)	29,164
954	PepsiCo, Inc.	159,681
		225,911
	BIOTECH & PHARMA - 2.1%
389	Amgen, Inc.(b)	94,068
101	Biogen, Inc.(a)	21,271
865	Gilead Sciences, Inc.	51,424
280	Moderna, Inc.(a)	48,233
73	Regeneron Pharmaceuticals, Inc.(a)	50,985
126	Seagen, Inc.(a)	18,150
175	Vertex Pharmaceuticals, Inc.(a)	45,670
		329,801
	CABLE & SATELLITE - 1.5%
124	Charter Communications, Inc.(a)(b)	67,644
3,146	Comcast Corporation	147,296
2,759	Sirius XM Holdings, Inc.(b)	18,265
		233,205
	COMMERCIAL SUPPORT SERVICES - 0.2%
71	Cintas Corporation	30,203

	DIVERSIFIED INDUSTRIALS - 0.6%
475	Honeywell International, Inc.	92,426

	E-COMMERCE DISCRETIONARY - 5.2%
211	Amazon.com, Inc.(a)	687,849
432	eBay, Inc.	24,736
512	JD.com, Inc. - ADR(a)	29,629
35	MercadoLibre, Inc.(a)	41,632

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	E-COMMERCE DISCRETIONARY - 5.2% (Continued)
287	Pinduoduo, Inc. - ADR(a)	$11,512
		795,358
	ELECTRIC UTILITIES - 0.7%
347	American Electric Power Company, Inc.	34,620
225	Constellation Energy Corporation(b)	12,656
675	Exelon Corporation	32,150
372	Xcel Energy, Inc.	26,847
		106,273
	ENTERTAINMENT CONTENT - 0.5%
537	Activision Blizzard, Inc.	43,019
195	Electronic Arts, Inc.	24,669
195	NetEase, Inc. - ADR	17,490
		85,178
	FOOD - 0.6%
844	Kraft Heinz Company (The)	33,245
962	Mondelez International, Inc.	60,394
		93,639
	INDUSTRIAL SUPPORT SERVICES - 0.2%
397	Fastenal Company	23,582

	INTERNET MEDIA & SERVICES - 8.6%
239	Airbnb, Inc., Class A(a)(b)	41,051
125	Alphabet, Inc., Class A(a)(b)	347,669
132	Alphabet, Inc., Class C(a)(b)	368,675
167	Baidu, Inc. - ADR(a)	22,094
28	Booking Holdings, Inc.(a)	65,757
195	Match Group, Inc.(a)	21,204
1,473	Meta Platforms, Inc., Class A(a)	327,536
306	Netflix, Inc.(a)	114,625
77	VeriSign, Inc.(a)	17,129
		1,325,740
	LEISURE FACILITIES & SERVICES - 0.7%
225	Marriott International, Inc., Class A(a)	39,544

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	LEISURE FACILITIES & SERVICES - 0.7% (Continued)
809	Starbucks Corporation	$73,595
		113,139
	MEDICAL EQUIPMENT & DEVICES - 1.3%
54	Align Technology, Inc.(a)	23,544
67	DexCom, Inc.(a)	34,277
58	IDEXX Laboratories, Inc.(a)	31,729
108	Illumina, Inc.(a)	37,735
246	Intuitive Surgical, Inc.(a)	74,213
		201,498
	RETAIL - CONSUMER STAPLES - 1.5%
305	Costco Wholesale Corporation	175,634
155	Dollar Tree, Inc.(a)	24,823
597	Walgreens Boots Alliance, Inc.	26,728
		227,185
	RETAIL - DISCRETIONARY - 0.5%
86	Lululemon Athletica, Inc.(a)	31,410
46	O’Reilly Automotive, Inc.(a)	31,508
245	Ross Stores, Inc.	22,163
		85,081
	SEMICONDUCTORS - 9.8%
1,127	Advanced Micro Devices, Inc.(a)	123,226
371	Analog Devices, Inc.	61,282
623	Applied Materials, Inc.	82,111
56	ASML Holding N.V. - ADR	37,404
284	Broadcom, Inc.	178,829
2,806	Intel Corporation	139,065
105	KLA Corporation	38,436
97	Lam Research Corporation	52,148
568	Marvell Technology, Inc.	40,731
383	Microchip Technology, Inc.	28,779
772	Micron Technology, Inc.(b)	60,131
1,463	NVIDIA Corporation(b)	399,194
183	NXP Semiconductors N.V.	33,870
773	QUALCOMM, Inc.	118,130

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	SEMICONDUCTORS - 9.8% (Continued)
114	Skyworks Solutions, Inc.(b)	$15,194
637	Texas Instruments, Inc.	116,877
		1,525,407
	SOFTWARE - 10.4%
328	Adobe, Inc.(a)	149,443
60	ANSYS, Inc.(a)	19,059
97	Atlassian Corp. PLC, Class A(a)	28,502
152	Autodesk, Inc.(a)	32,581
191	Cadence Design Systems, Inc.(a)	31,412
142	Crowdstrike Holdings, Inc., Class A(a)(b)	32,245
177	Datadog, Inc.(a)	26,810
136	DocuSign, Inc.(a)	14,568
113	Fortinet, Inc.(a)	38,617
195	Intuit, Inc.	93,764
3,122	Microsoft Corporation	962,544
102	Okta, Inc.(a)	15,398
68	Palo Alto Networks, Inc.(a)(b)	42,331
111	Splunk, Inc.(a)	16,496
105	Synopsys, Inc.(a)	34,993
133	Workday, Inc., Class A(a)	31,848
174	Zoom Video Communications, Inc., Class A(a)	20,398
101	Zscaler, Inc.(a)	24,369
		1,615,378
	TECHNOLOGY HARDWARE - 8.7%
6,823	Apple, Inc.	1,191,364
2,910	Cisco Systems, Inc.	162,262
		1,353,626
	TECHNOLOGY SERVICES - 1.9%
291	Automatic Data Processing, Inc.	66,214
362	Cognizant Technology Solutions Corporation, Class A	32,461
456	Fiserv, Inc.(a)(b)	46,238
249	Paychex, Inc.(b)	33,981
811	PayPal Holdings, Inc.(a)	93,792

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	TECHNOLOGY SERVICES - 1.9% (Continued)
111	Verisk Analytics, Inc.	$23,824
		296,510
	TELECOMMUNICATIONS - 0.7%
862	T-Mobile US, Inc.(a)(b)	110,638

	TRANSPORTATION & LOGISTICS - 0.5%
1,530	CSX Corporation	57,299
79	Old Dominion Freight Line, Inc.	23,596
		80,895
	TRANSPORTATION EQUIPMENT - 0.1%
240	PACCAR, Inc.	21,137

	WHOLESALE - DISCRETIONARY - 0.1%
164	Copart, Inc.(a)	20,577

	TOTAL COMMON STOCKS (Cost $8,426,657)	9,471,678

	EXCHANGE-TRADED FUNDS — 23.3%
	EQUITY - 23.3%
10,024	Invesco QQQ Trust Series 1	3,634,101

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,530,772)	3,634,101

	SHORT-TERM INVESTMENTS — 17.1%
	COLLATERAL FOR SECURITIES LOANED - 10.5%
1,641,271	Mount Vernon Liquid Assets Portfolio, 0.41% (Cost $1,641,271)(c),(d)	1,641,271

	MONEY MARKET FUNDS - 6.6%
1,027,800	First American Government Obligations Fund, Class U, 0.20% (Cost $1,027,800)(d)	1,027,800

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,669,071)	2,669,071

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 1.4%
	CALL OPTIONS PURCHASED - 1.4%
17	S&P Emini 3rd Week Future	WED	04/14/2022	$4,300	$3,851,138	$206,550
23	S&P Emini 3rd Week Future	WED	04/14/2022	4,650	5,210,363	16,388
	TOTAL CALL OPTIONS PURCHASED (Cost - $157,550)					222,938

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $157,550)					222,938

	TOTAL INVESTMENTS - 102.7% (Cost $14,784,050)					$15,997,788
	CALL OPTIONS WRITTEN - (1.2)% (Proceeds - $79,700)					(189,475)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%					(227,861)
	NET ASSETS - 100.0%					$15,580,452

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (1.2)%
	CALL OPTIONS WRITTEN- (1.2)%
22	S&P Emini 3rd Week Future	WED	04/14/2022	$4,380	$4,983,825	$189,475
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $79,700)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $79,700)					$189,475

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
11	CBOE Volatility Index Future	04/20/2022	$258,159	$15,279
25	CBOE Volatility Index Future	05/18/2022	624,693	10,062
	TOTAL FUTURES CONTRACTS			$25,341

ADR	- American Depositary Receipt

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $1,583,956.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $1,641,271 at March 31, 2022.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(e)	Each contract is equivalent to one futures contract.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	CLOSED END FUND — 3.4%
	COMMODITY - 3.4%
144,000	Sprott Physical Gold and Silver Trust(a)	$2,790,720

	TOTAL CLOSED END FUND (Cost $1,917,569)	2,790,720

	COMMON STOCKS — 94.1%
	AEROSPACE & DEFENSE - 3.2%
128,840	Kratos Defense & Security Solutions, Inc.(a)	2,638,643

	ASSET MANAGEMENT - 2.8%
21,800	Groupe Bruxelles Lambert S.A.	2,269,959

	BEVERAGES - 1.4%
2,200,000	Thai Beverage PCL	1,160,620

	BIOTECH & PHARMA - 12.8%
13,900	Johnson & Johnson	2,463,497
35,680	Novartis A.G. - ADR	3,130,920
62,000	Sanofi - ADR	3,183,079
130,000	Takeda Pharmaceutical Company Ltd. - ADR	1,861,600
		10,639,096
	CABLE & SATELLITE - 1.1%
102,000	MultiChoice Group(b)	919,273

	CHEMICALS - 5.4%
67,630	Mosaic Company (The)	4,497,395

	CONSTRUCTION MATERIALS - 2.8%
25,180	Holcim Ltd.	1,234,135
38,945	MDU Resources Group, Inc.	1,037,884
		2,272,019
	E-COMMERCE DISCRETIONARY - 3.0%
42,500	eBay, Inc.	2,433,550

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	ENGINEERING & CONSTRUCTION - 4.4%
22,305	Tetra Tech, Inc.	$3,678,987

	ENTERTAINMENT CONTENT - 2.6%
5,359	Electronic Arts, Inc.	677,967
112,100	Vivendi S.A.(b)	1,468,375
		2,146,342
	FOOD - 8.0%
39,050	Campbell Soup Company	1,740,459
169,700	GrainCorp Ltd.(b)	1,079,436
515,200	Grupo Herdez S.A.B. de C.V.	810,710
16,550	Nestle S.A. - ADR	2,153,155
259,170	United Malt Grp Ltd.	733,116
		6,516,876
	GAS & WATER UTILITIES - 5.4%
41,855	National Fuel Gas Company	2,875,439
43,000	UGI Corporation	1,557,460
		4,432,899
	HOUSEHOLD PRODUCTS - 1.2%
66,000	Reckitt Benckiser Group plc - ADR	1,019,040

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
79,500	JSE Ltd.	607,819

	INTERNET MEDIA & SERVICES - 0.5%
1,743	Meta Platforms, Inc., Class A(a)	387,573

	MEDICAL EQUIPMENT & DEVICES - 1.1%
11,150	Koninklijke Philips N.V. - ADR	340,410
5,413	Medtronic PLC	600,572
		940,982
	METALS & MINING - 3.7%
42,000	Anglo American plc - ADR	1,102,080
13,000	Anglo American plc	678,382

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	METALS & MINING - 3.7% (Continued)
25,755	Freeport-McMoRan, Inc.	$1,281,054
		3,061,516
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
275,000	Swire Pacific Ltd.	277,342
51,000	Swire Pacific Ltd., Class A	311,862
		589,204
	RETAIL - CONSUMER STAPLES - 1.3%
7,062	Walmart, Inc.	1,051,673

	RETAIL - DISCRETIONARY - 1.1%
3,056	Home Depot, Inc. (The)	914,752

	SEMICONDUCTORS - 6.1%
6,500	Applied Materials, Inc.	856,700
29,505	Intel Corporation	1,462,268
35,000	Micron Technology, Inc.	2,726,150
		5,045,118
	SOFTWARE - 3.2%
8,500	Microsoft Corporation	2,620,635

	TECHNOLOGY HARDWARE - 7.7%
10,300	Apple, Inc.	1,798,483
46,500	Cisco Systems, Inc.	2,592,840
361,050	Nokia OYJ - ADR(a)	1,971,333
		6,362,656
	TELECOMMUNICATIONS - 6.4%
59,000	AT&T, Inc.	1,394,170
194,606	Orange S.A. - ADR	2,300,243
92,930	Vodafone Group plc - ADR	1,544,497
		5,238,910
	TOBACCO & CANNABIS - 2.5%
10,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	696,264
66,000	Imperial Brands plc - ADR	1,417,020
		2,113,284

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 5.0%
37,385	Bunge Ltd.	$4,142,632

	TOTAL COMMON STOCKS (Cost $56,350,528)	77,701,453

	TOTAL INVESTMENTS - 97.5% (Cost $58,268,097)	$80,492,173
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	2,103,821
	NET ASSETS - 100.0%	$82,595,994

ADR	- American Depositary Receipt

LTD	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.5%
	BIOTECH & PHARMA - 3.7%
10,625	Moderna, Inc.(a)	$1,830,263

	CHEMICALS - 3.6%
28,616	Dow, Inc.	1,823,412

	COMMERCIAL SUPPORT SERVICES - 4.7%
14,740	Waste Management, Inc.	2,336,290

	DIVERSIFIED INDUSTRIALS - 3.8%
9,682	Honeywell International, Inc.	1,883,924

	ELECTRICAL EQUIPMENT - 5.8%
5,366	Generac Holdings, Inc.(a)	1,595,096
5,153	Lennox International, Inc.	1,328,753
		2,923,849
	FORESTRY, PAPER & WOOD PRODUCTS - 3.1%
24,876	Louisiana-Pacific Corporation	1,545,297

	HEALTH CARE FACILITIES & SERVICES - 14.9%
4,481	Chemed Corporation	2,269,851
9,887	HCA Healthcare, Inc.	2,477,880
5,283	UnitedHealth Group, Inc.	2,694,171
		7,441,902
	INTERNET MEDIA & SERVICES - 5.2%
13,152	Expedia Group, Inc.(a)	2,573,452

	LEISURE FACILITIES & SERVICES - 7.5%
1,129	Chipotle Mexican Grill, Inc.(a)	1,786,112
14,569	Darden Restaurants, Inc.	1,936,948
		3,723,060
	RETAIL - CONSUMER STAPLES - 11.8%
3,334	Costco Wholesale Corporation	1,919,884
9,645	Dollar General Corporation	2,147,266

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares						Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - CONSUMER STAPLES - 11.8% (Continued)
8,610	Target Corporation					$1,827,214
						5,894,364
	RETAIL - DISCRETIONARY - 8.2%
10,327	Advance Auto Parts, Inc.					2,137,276
6,667	Home Depot, Inc. (The)					1,995,633
						4,132,909
	SEMICONDUCTORS - 4.8%
6,532	KLA Corporation					2,391,104

	SOFTWARE - 9.9%
15,477	Cadence Design Systems, Inc.(a)					2,545,348
7,795	Microsoft Corporation					2,403,276
						4,948,624
	TECHNOLOGY HARDWARE - 5.2%
14,904	Apple, Inc.					2,602,387

	TECHNOLOGY SERVICES - 7.3%
12,591	Broadridge Financial Solutions, Inc.					1,960,545
15,460	Leidos Holdings, Inc.					1,669,989
						3,630,534

	TOTAL COMMON STOCKS (Cost $38,441,194)					49,681,371

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
13	NASDAQ 100 Stock Index NDX US 04/14/22 P13500	USB	04/14/2022	$13,500	$17,550,000	$32,435
20	S&P 500 INDEX SPX US 06/17/22 P4075	USB	06/17/2022	4,075	8,150,000	105,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $939,480)					137,835

	TOTAL INDEX OPTIONS PURCHASED (Cost - $939,480)					137,835

	TOTAL INVESTMENTS - 99.8% (Cost $39,380,674)					$49,819,206
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%					121,392
	NET ASSETS - 100.0%					$49,940,598

USB	US Bank

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 2.5%
	COMMODITY - 2.5%
23,500	Sprott Physical Gold and Silver Trust(a)	$455,430

	TOTAL CLOSED END FUNDS (Cost $336,373)	455,430

	COMMON STOCKS — 69.1%
	AEROSPACE & DEFENSE - 1.0%
9,030	Kratos Defense & Security Solutions, Inc.(a)	184,934

	ASSET MANAGEMENT - 3.3%
5,850	Groupe Bruxelles Lambert S.A.	609,140

	BEVERAGES - 1.1%
375,000	Thai Beverage PCL	197,833

	BIOTECH & PHARMA - 12.0%
2,900	Johnson & Johnson	513,967
6,900	Novartis A.G. - ADR	605,475
14,550	Sanofi - ADR	746,997
26,000	Takeda Pharmaceutical Company Ltd. - ADR	372,320
		2,238,759
	CHEMICALS - 3.3%
9,250	Mosaic Company	615,125

	CONSTRUCTION MATERIALS - 2.3%
3,930	Holcim Ltd.	192,619
9,000	MDU Resources Group, Inc.	239,850
		432,469
	E-COMMERCE DISCRETIONARY - 1.1%
3,500	eBay, Inc.	200,410

	ENGINEERING & CONSTRUCTION - 3.5%
4,000	Tetra Tech, Inc.	659,760

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 69.1% (Continued)
	ENTERTAINMENT CONTENT - 0.5%
7,700	Vivendi S.A.(b)	$100,861

	FOOD - 6.4%
9,326	Campbell Soup Company	415,660
197,800	Grupo Herdez S.A.B. de C.V.	311,255
3,533	Nestle S.A. - ADR	459,643
		1,186,558
	GAS & WATER UTILITIES - 6.1%
11,300	National Fuel Gas Company	776,310
10,000	UGI Corporation	362,200
		1,138,510
	METALS & MINING - 2.0%
7,000	Anglo American PLC	365,283

	SEMICONDUCTORS - 4.7%
4,915	Intel Corporation	243,587
8,000	Micron Technology, Inc.	623,121
		866,708
	SOFTWARE - 3.3%
2,000	Microsoft Corporation	616,620

	TECHNOLOGY HARDWARE - 4.1%
12,000	Cisco Systems, Inc.	669,120
15,500	Nokia OYJ - ADR(a)	84,630
		753,750
	TELECOMMUNICATIONS - 6.4%
5,000	AT&T, Inc.	118,150
55,500	Orange S.A. - ADR	656,010
23,800	Vodafone Group PLC - ADR	395,556
		1,169,716
	TOBACCO & CANNABIS - 3.9%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	257,341
22,000	Imperial Brands PLC - ADR	472,340
		729,681

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 69.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 4.1%
6,980	Bunge Ltd.			$773,453

	TOTAL COMMON STOCKS (Cost $9,927,560)			12,839,570

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 1.4%
	BIOTECH & PHARMA — 1.4%
275,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	268,641

	TOTAL CONVERTIBLE BONDS (Cost $266,383)			268,641

	CORPORATE BONDS — 20.1%
	AUTOMOTIVE — 1.1%
200,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	199,920

	BIOTECH & PHARMA — 3.5%
225,000	Elanco Animal Health, Inc.	4.2720	08/28/23	232,667
165,000	Teva Pharmaceutical Finance Company BV	2.9500	12/18/22	164,236
250,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	07/21/23	247,787
				644,690
	CABLE & SATELLITE — 4.8%
361,000	CSC Holdings, LLC	5.8750	09/15/22	364,287
290,000	DISH DBS Corporation	5.8750	07/15/22	291,810
225,000	Quebecor Media, Inc.	5.7500	01/15/23	229,345
				885,442
	ELECTRIC UTILITIES — 1.4%
250,000	TransAlta Corporation	4.5000	11/15/22	252,096

	LEISURE FACILITIES & SERVICES — 6.4%
225,000	Brinker International, Inc.	3.8750	05/15/23	225,843
126,000	Carnival Corporation	7.2000	10/01/23	130,105

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.1% (Continued)
	LEISURE FACILITIES & SERVICES — 6.4% (Continued)
769,000	Royal Caribbean Cruises Ltd.	5.2500	11/15/22	$778,136
65,000	Wyndham Destinations, Inc.	3.9000	03/01/23	65,081
				1,199,165
	RETAIL - DISCRETIONARY — 1.3%
250,000	QVC, Inc.	4.3750	03/15/23	251,250

	SPECIALTY FINANCE — 0.5%
100,000	Navient Corporation	5.5000	01/25/23	101,367

	TELECOMMUNICATIONS — 1.1%
50,000	CenturyLink, Inc.	7.5000	04/01/24	52,802
150,000	Sprint Communications, Inc.	6.0000	11/15/22	153,564
				206,366
	TOTAL CORPORATE BONDS (Cost $3,769,636)			3,740,296

	U.S. GOVERNMENT & AGENCIES — 5.2%
	U.S. TREASURY INFLATION PROTECTED — 5.2%
443,000	United States Treasury Inflation Indexed Bonds	0.3750	01/15/27	547,747
360,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	414,290
				962,037
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $993,754)			962,037

	TOTAL INVESTMENTS - 98.3% (Cost $15,293,706)			$18,265,974
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%			313,982
	NET ASSETS - 100.0%			$18,579,956

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8%
	EQUITY - 47.8%
309,635	iShares China Large-Cap ETF	$9,899,031
1,078,078	iShares Core S&P Mid-Cap ETF	289,291,451
1,608,303	iShares Core S&P Small-Cap ETF	173,503,728
393,611	iShares MSCI Australia ETF	10,403,139
40,914	iShares MSCI Austria ETF	883,742
25,009	iShares MSCI Belgium ETF	505,805
279,904	iShares MSCI Brazil ETF	10,583,170
252,698	iShares MSCI Canada ETF	10,160,987
179,763	iShares MSCI Chile ETF	5,225,710
193,552	iShares MSCI France ETF	6,838,192
263,446	iShares MSCI Germany ETF	7,479,232
453,761	iShares MSCI Hong Kong ETF	10,241,386
31,916	iShares MSCI India ETF	1,422,496
16,239	iShares MSCI Israel ETF	1,205,096
107,302	iShares MSCI Italy ETF	3,168,628
161,350	iShares MSCI Japan ETF	9,940,774
198,143	iShares MSCI Malaysia ETF	5,074,442
169,158	iShares MSCI Mexico ETF	9,298,615
50,112	iShares MSCI Netherlands ETF	2,121,241
37,802	iShares MSCI Peru ETF	1,406,234
347,664	iShares MSCI Singapore ETF	7,245,318
84,140	iShares MSCI South Africa ETF	4,672,294
131,695	iShares MSCI South Korea ETF	9,380,635
298,166	iShares MSCI Spain ETF	7,591,306
72,320	iShares MSCI Sweden ETF	2,809,632
148,920	iShares MSCI Switzerland ETF	7,311,972
156,726	iShares MSCI Taiwan ETF	9,630,813
64,553	iShares MSCI Thailand ETF	5,034,488
195,579	iShares MSCI Turkey ETF	4,048,485
218,012	iShares MSCI United Kingdom ETF	7,333,924
977,601	iShares Russell 1000 ETF, EQUITY	244,468,682
1,044,616	iShares Russell 2000 ETF	214,428,326
872,704	iShares Russell Mid-Cap ETF, EQUITY	68,105,820
567,966	Schwab U.S. REIT ETF	14,136,674

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 47.8% (Continued)
	EQUITY - 47.8% (Continued)
1,232,984	Vanguard FTSE Emerging Markets ETF			$56,877,552
232,614	Vanguard Large-Cap ETF			48,497,693
448,942	Vanguard Mid-Cap ETF			106,776,365
343,072	VANGUARD MSCI EUROPE ETF			21,366,524
980,475	Vanguard Real Estate ETF			106,254,076
134,754	Vanguard S&P 500 ETF			55,945,818
389,096	Vanguard Small-Cap ETF			82,690,682
241,416	WisdomTree India Earnings Fund			8,693,390
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,181,395,385)			1,661,953,568

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 25.3%
	U.S. TREASURY NOTES — 25.3%
298,320,000	United States Treasury Note	1.7500	05/15/22	298,850,339
145,175,000	United States Treasury Note	1.6250	08/15/22	145,608,720
286,500,000	United States Treasury Note	1.6250	11/15/22	287,157,967
145,175,000	United States Treasury Note	2.0000	02/15/23	145,697,362
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $878,394,566)			877,314,388

	TOTAL INVESTMENTS – 73.1% (Cost $2,059,789,951)			$2,539,267,956
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.9%			935,472,623
	NET ASSETS - 100.0%			$3,474,740,579

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
36	3 Month Euro Euribor Future	12/19/2022	$9,928,974	$(10,389)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3,890	BMF Ibovespa Index Future	04/13/2022	$98,348,030	$37,471
298	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	06/17/2022	51,580,820	(703,400)
661	CBOT 5 Year US Treasury Note	06/30/2022	75,808,768	(18,357)
1,031	CBOT Corn Future(c)	05/13/2022	38,598,063	(233,337)
790	CBOT Soybean Future(c)	05/13/2022	63,920,875	(2,619,925)
719	CBOT Soybean Meal Future(c)	05/13/2022	33,613,250	(678,610)
545	CBOT Soybean Oil Future(c)	05/13/2022	22,870,380	(1,297,308)
161	CME British Pound Currency Future	06/13/2022	13,213,069	9,250
425	CME E-Mini NASDAQ 100 Index Future	06/17/2022	126,384,800	(1,316,390)
696	CME E-mini Russell 2000 Index Futures	06/17/2022	71,910,720	10,205
622	CME E-Mini Standard & Poor’s 500 Index Future	06/17/2022	140,906,325	(1,806,737)
100	CME E-Mini Standard & Poor’s MidCap 400 Index	06/17/2022	26,892,000	104,880
110	CME Lean Hogs Future(c)	06/14/2022	5,307,500	(190,450)
392	CME Mexican Peso Currency Future	06/13/2022	9,747,080	17,645
616	COMEX Copper Future(c)	05/26/2022	73,165,400	977,300
225	Eurex 10 Year Euro BUND Future	06/08/2022	39,493,860	103,474
104	Eurex 30 Year Euro BUXL Future	06/08/2022	21,423,609	1,640
1,170	Eurex 5 Year Euro BOBL Future	06/08/2022	166,795,221	217,784
27	Euro-BTP Italian Bond Futures	06/08/2022	4,131,397	(8,641)
276	Euronext Amsterdam Index Future	04/14/2022	44,214,351	377,070
1,375	Euronext CAC 40 Index Future	04/14/2022	101,272,956	838,402
89	FTSE 100 Index Future	06/17/2022	8,751,990	(18,470)
174	HKG Hang Seng China Enterprises Index Future	04/28/2022	8,353,168	(3,900)
683	ICE Brent Crude Oil Future(c)	04/29/2022	71,516,930	(4,881,800)
183	ICE Brent Crude Oil Future(c)	05/31/2022	18,799,590	(712,880)
76	ICE Brent Crude Oil Future(c)	06/30/2022	7,674,480	(257,230)
42	ICE Brent Crude Oil Future(c)	07/29/2022	4,176,060	(101,240)
26	ICE Brent Crude Oil Future(c)	08/31/2022	2,549,040	(65,820)
17	ICE Brent Crude Oil Future(c)	09/30/2022	1,644,750	(57,820)
72	ICE Gas Oil Future(c)	06/10/2022	6,928,200	123,550
22	ICE Gas Oil Future(c)	07/12/2022	2,055,900	11,725
120	KCBT Hard Red Winter Wheat Future(c)	05/13/2022	6,178,500	(294,076)
1	LME Lead Future(c)	06/13/2022	60,563	1,063
50	LME Primary Aluminum Future(c)	06/13/2022	4,364,375	(89,068)
32	LME Zinc Future(c)	06/13/2022	3,350,800	129,110
2,152	Long Gilt Future	06/28/2022	342,704,148	(449,026)
637	Montreal Exchange S&P/TSX 60 Index Future	06/16/2022	134,216,284	1,034,721
291	NYBOT CSC C Coffee Future(c)	05/18/2022	24,705,900	271,294
242	NYBOT CSC Number 11 World Sugar Future(c)	04/29/2022	5,282,570	(5,320)
221	NYBOT CTN Number 2 Cotton Future(c)	05/06/2022	14,993,745	957,365
252	NYMEX Henry Hub Natural Gas Futures(c)	04/27/2022	14,217,840	158,360
328	NYMEX Henry Hub Natural Gas Futures(c)	05/26/2022	18,699,280	828,720
259	NYMEX Henry Hub Natural Gas Futures(c)	06/28/2022	14,908,040	1,201,130
136	NYMEX Henry Hub Natural Gas Futures(c)	07/27/2022	7,829,520	587,940
30	NYMEX Henry Hub Natural Gas Futures(c)	08/29/2022	1,719,300	28,140
573	NYMEX Light Sweet Crude Oil Future(c)	04/20/2022	57,460,440	(2,094,190)
190	NYMEX Light Sweet Crude Oil Future(c)	05/20/2022	18,718,800	(755,600)
71	NYMEX Light Sweet Crude Oil Future(c)	06/21/2022	6,878,480	(220,000)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
40	NYMEX Light Sweet Crude Oil Future(c)	07/20/2022	$3,803,200	$47,360
24	NYMEX Light Sweet Crude Oil Future(c)	08/22/2022	2,239,680	46,280
16	NYMEX Light Sweet Crude Oil Future(c)	09/20/2022	1,469,120	21,810
62	NYMEX NY Harbor ULSD Futures(c)	04/29/2022	8,751,784	(122,287)
16	NYMEX NY Harbor ULSD Futures(c)	05/31/2022	2,151,005	(13,641)
18	NYMEX NY Harbor ULSD Futures(c)	06/30/2022	2,350,480	(64,264)
9	NYMEX NY Harbor ULSD Futures(c)	07/29/2022	1,148,742	(53,500)
22	NYMEX Platinum Future(c)	07/27/2022	1,095,380	7,050
169	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	04/29/2022	22,365,087	(516,214)
78	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	05/31/2022	10,148,393	(592,511)
38	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	06/30/2022	4,832,209	19,269
16	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	07/29/2022	1,984,147	(81,442)
117	SAFEX FTSE/JSE Top 40 Index Future	06/15/2022	5,513,722	108,984
1,205	SFE 10 Year Australian Bond Future	06/15/2022	114,289,719	247,783
376	SFE 3 Year Australian Bond Future	06/15/2022	30,919,676	(292,947)
480	SFE S&P ASX Share Price Index 200 Future	06/16/2022	67,161,566	2,017,356
150	SGX FTSE Taiwan Index Futures	04/28/2022	9,264,000	132,000
186	Three Month SONIA Index Futures	03/14/2023	59,766,604	(31,712)
232	Three Month SONIA Index Futures	06/20/2023	74,391,404	(50,128)
34	Three Month SONIA Index Futures	09/19/2023	10,889,348	(4,333)
38	Three Month SONIA Index Futures	09/17/2024	12,213,501	(591)
9	TSE Japanese 10 Year Bond Futures	06/13/2022	11,068,392	(29,052)
	TOTAL FUTURES CONTRACTS			$(10,066,475)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
61	3 Month Euro Euribor Future	03/13/2023	$16,752,392	$(14,963)
422	3 Month Euro Euribor Future	03/18/2024	115,187,465	281,740
85	3 Month Euro Euribor Future	06/19/2023	23,265,917	(24,353)
465	3 Month Euro Euribor Future	06/17/2024	126,950,299	234,942
260	3 Month Euro Euribor Future	09/18/2023	71,022,514	218,896
466	3 Month Euro Euribor Future	12/18/2023	127,210,422	341,196
78	Carbon Emissions Future(c)	12/19/2022	6,599,668	110,083
1,208	CBOE Volatility Index Future(c)	04/20/2022	28,350,552	2,084,366
501	CBOE Volatility Index Future(c)	05/18/2022	12,518,838	1,052,425
130	CBOE Volatility Index Future(c)	06/15/2022	3,312,049	160,882
3,775	CBOT 10 Year US Treasury Note	06/21/2022	463,853,124	(1,610,281)
248	CBOT 2 Year US Treasury Note Future	06/30/2022	52,556,656	(1,086)
1,548	CBOT US Long Bond Future	06/21/2022	232,297,524	(1,463,836)
99	CBOT Wheat Future(c)	05/13/2022	4,979,700	281,163
1,024	CME 3 Month Eurodollar Future	03/13/2023	248,422,400	2,130,775
2,738	CME 3 Month Eurodollar Future	03/18/2024	664,478,375	6,699,624
1,409	CME 3 Month Eurodollar Future	06/19/2023	341,224,575	2,061,963
3,009	CME 3 Month Eurodollar Future	06/17/2024	730,923,713	3,963,624
1,935	CME 3 Month Eurodollar Future	09/18/2023	468,657,000	5,847,400

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
745	CME 3 Month Eurodollar Future	12/19/2022	$181,295,750	$790,963
2,389	CME 3 Month Eurodollar Future	12/18/2023	579,153,325	6,972,625
352	CME Australian Dollar Currency Future	06/13/2022	26,387,680	(305,610)
220	CME Canadian Dollar Currency Future	06/14/2022	17,619,800	(2,740)
485	CME Euro Foreign Exchange Currency Future	06/13/2022	67,287,687	257,266
580	CME Japanese Yen Currency Future	06/13/2022	59,721,875	2,541,494
366	CME Live Cattle Future(c)	06/30/2022	20,075,100	13,220
179	CME New Zealand Dollar Currency Future	06/13/2022	12,393,960	36,275
105	CME Swiss Franc Currency Future	06/13/2022	14,268,188	10,987
350	CME Ultra Long Term US Treasury Bond Future	06/21/2022	61,993,750	202,438
31	COMEX Gold 100 Troy Ounces Future(c)	06/28/2022	6,057,400	(52,740)
448	COMEX Silver Future(c)	05/26/2022	56,297,920	(553,545)
44	Eurex 2 Year Euro SCHATZ Future	06/08/2022	5,390,353	(2,677)
109	Eurex DAX Index Future	06/17/2022	43,511,367	624,856
117	Eurex EURO STOXX 50 Future	06/17/2022	4,948,457	76,179
1,496	French Government Bond Futures	06/08/2022	250,756,677	(2,578,729)
130	FTSE/MIB Index Future	06/17/2022	17,550,503	(8,621)
120	HKG Hang Seng Index Future	04/28/2022	16,843,519	173,322
13	ICE Gas Oil Future(c)	05/12/2022	1,310,400	(35,625)
1,143	ICE US mini MSCI EAFE Index Futures	06/17/2022	122,552,460	2,012,490
2,514	ICE US MSCI Emerging Markets EM Index Futures	06/17/2022	141,475,350	2,096,111
1,892	KFE KOSPI 200 Index Future	06/09/2022	142,384,740	(917,474)
5	LME Copper Future(c)	06/13/2022	1,297,188	(5,469)
130	MEFF Madrid IBEX 35 Index Future	04/14/2022	12,103,850	101,153
857	Montreal Exchange 10 Year Canadian Bond Future	06/21/2022	89,496,901	595,322
203	NYBOT CSC Cocoa Future(c)	05/13/2022	5,379,500	(112,690)
59	OSE Nikkei 225 Index Future	06/09/2022	13,489,176	47,154
1,597	SGX FTSE China A50 Futures Contract	04/28/2022	21,957,153	(27,260)
1,164	SGX Nifty 50 Index Futures	04/28/2022	40,824,972	(32,113)
83	SGX Nikkei 225 Stock Index Future	06/09/2022	9,476,217	44,668
1,085	TEF SET50 Index Future	06/29/2022	6,630,320	(48,137)
165	Three Month SONIA Index Futures	06/18/2024	52,953,738	40,073
256	Three Month SONIA Index Futures	12/19/2023	81,990,384	114,178
172	Three Month SONIA Index Futures	03/19/2024	55,124,005	40,312
146	TSE TOPIX (Tokyo Price Index) Future	06/09/2022	23,346,806	143,703
	TOTAL FUTURES CONTRACTS			$34,605,919

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2022

					Unrealized Appreciation/
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	(Depreciation)
To Buy:
Australian Dollar	04/01/2022	Deutsche Bank	6,230,000	$4,662,127	$(17,811)
British Pound	04/01/2022	Bank Of America Merrill Lynch	10,780,000	14,160,734	(14,546)
Canadian Dollar	04/01/2022	Deutsche Bank	12,150,000	9,718,368	(14,819)
Euro	04/01/2022	Bank Of America Merrill Lynch	44,200,000	48,899,215	(413,964)
Israeli Shekel	04/01/2022	Bank Of America Merrill Lynch	4,860,000	1,522,986	(4,932)
Japanese Yen	04/01/2022	Bank Of America Merrill Lynch	5,066,000,000	41,618,397	73,475
Mexican Peso	04/01/2022	Bank Of America Merrill Lynch	347,650,000	17,477,842	(6,153)
New Zealand Dollar	04/01/2022	Deutsche Bank	27,510,000	19,067,086	(91,911)
Norwegian Krone	04/01/2022	Bank Of America Merrill Lynch	18,230,000	2,071,130	(54,537)
Polish Zloty	04/01/2022	Bank Of America Merrill Lynch	27,560,000	6,558,313	(76,160)
Singapore Dollar	04/01/2022	Bank Of America Merrill Lynch	7,450,000	5,496,900	(6,912)
South African Rand	04/01/2022	Bank Of America Merrill Lynch	164,250,000	11,237,377	(129,798)
Swedish Krona	04/01/2022	Deutsche Bank	131,590,000	13,992,120	(208,156)
Swiss Franc	04/01/2022	Bank Of America Merrill Lynch	44,030,000	47,648,941	30,290
Australian Dollar	04/04/2022	Deutsche Bank	11,140,000	8,336,452	(15,571)
British Pound	04/04/2022	Bank Of America Merrill Lynch	33,170,000	43,572,497	18,253
Euro	04/04/2022	Bank Of America Merrill Lynch	17,620,000	19,493,307	(36,872)
Israeli Shekel	04/04/2022	Bank Of America Merrill Lynch	1,750,000	548,400	63
Japanese Yen	04/04/2022	Bank Of America Merrill Lynch	1,242,999,999	10,211,542	5,667
Mexican Peso	04/04/2022	Bank Of America Merrill Lynch	320,420,000	16,108,874	(7,608)
New Zealand Dollar	04/04/2022	Deutsche Bank	63,770,000	44,198,780	(83,108)
Norwegian Krone	04/04/2022	Bank Of America Merrill Lynch	252,080,000	28,639,075	(152,756)
Polish Zloty	04/04/2022	Bank Of America Merrill Lynch	15,640,000	3,721,771	(31,412)
Singapore Dollar	04/04/2022	Bank Of America Merrill Lynch	740,000	546,001	(806)
South African Rand	04/04/2022	Bank Of America Merrill Lynch	139,920,000	9,572,809	(4,154)
Swedish Krona	04/04/2022	Deutsche Bank	28,350,000	3,014,489	(17,246)
Swiss Franc	04/04/2022	Bank Of America Merrill Lynch	37,260,000	40,322,493	(9,580)
Australian Dollar	04/20/2022	Deutsche Bank	317,490,000	237,631,643	2,291,057
Brazilian Real	04/20/2022	Bank Of America Merrill Lynch	1,329,710,000	278,075,571	18,381,226
British Pound	04/20/2022	Bank Of America Merrill Lynch	563,160,000	739,699,432	(4,644,015)
Canadian Dollar	04/20/2022	Deutsche Bank	290,550,000	232,381,825	4,139,856
Chilean Peso	04/20/2022	Bank Of America Merrill Lynch	18,557,999,999	23,518,610	487,357
Euro	04/20/2022	Bank Of America Merrill Lynch	235,540,000	260,705,034	1,508,849
Indian Rupee	04/20/2022	Bank Of America Merrill Lynch	9,243,990,000	121,520,274	758,206
Israeli Shekel	04/20/2022	Bank Of America Merrill Lynch	79,130,000	24,803,301	299,047
Japanese Yen	04/20/2022	Bank Of America Merrill Lynch	50,191,999,993	412,469,072	(5,920,432)
Mexican Peso	04/20/2022	Bank Of America Merrill Lynch	5,645,889,998	283,051,609	9,375,146
New Zealand Dollar	04/20/2022	Deutsche Bank	536,150,000	371,511,422	7,181,575
Norwegian Krone	04/20/2022	Bank Of America Merrill Lynch	1,218,570,000	138,415,743	1,780,357
Polish Zloty	04/20/2022	Bank Of America Merrill Lynch	288,810,000	68,622,115	2,119,398
Singapore Dollar	04/20/2022	Bank Of America Merrill Lynch	145,610,000	107,428,433	125,805
South African Rand	04/20/2022	Bank Of America Merrill Lynch	1,726,950,000	117,905,944	4,307,087
South Korean Won	04/20/2022	Bank Of America Merrill Lynch	64,260,999,997	52,882,757	428,147
Swedish Krona	04/20/2022	Deutsche Bank	1,456,500,000	154,915,927	2,493,082
Swiss Franc	04/20/2022	Bank Of America Merrill Lynch	524,690,000	568,122,329	2,194,116
British Pound	05/18/2022	Bank Of America Merrill Lynch	77,370,000	101,610,250	142,392
Israeli Shekel	05/18/2022	Bank Of America Merrill Lynch	19,460,000	6,104,545	12,255

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

					Unrealized Appreciation/
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	(Depreciation)
To Buy: (continued)
New Zealand Dollar	05/18/2022	Deutsche Bank	92,070,000	$63,767,035	$(41,346)
				$4,837,560,897	$46,148,101
To Sell:
Australian Dollar	04/01/2022	Deutsche Bank	6,230,000	$4,662,127	$20,341
British Pound	04/01/2022	Bank Of America Merrill Lynch	10,780,000	14,160,733	11,369
Canadian Dollar	04/01/2022	Deutsche Bank	12,150,000	9,718,367	14,091
Euro	04/01/2022	Bank Of America Merrill Lynch	44,200,000	48,899,214	331,257
Israeli Shekel	04/01/2022	Bank Of America Merrill Lynch	4,860,000	1,522,986	1,927
Japanese Yen	04/01/2022	Bank Of America Merrill Lynch	5,066,000,000	41,618,402	(58,191)
Mexican Peso	04/01/2022	Bank Of America Merrill Lynch	347,650,000	17,477,841	10,604
New Zealand Dollar	04/01/2022	Deutsche Bank	27,510,000	19,067,092	125,227
Norwegian Krone	04/01/2022	Bank Of America Merrill Lynch	18,230,000	2,071,130	51,138
Polish Zloty	04/01/2022	Bank Of America Merrill Lynch	27,560,000	6,558,314	29,585
Singapore Dollar	04/01/2022	Bank Of America Merrill Lynch	7,450,000	5,496,897	11,258
South African Rand	04/01/2022	Bank Of America Merrill Lynch	164,250,000	11,237,376	111,663
Swedish Krona	04/01/2022	Deutsche Bank	131,590,000	13,992,118	212,667
Swiss Franc	04/01/2022	Bank Of America Merrill Lynch	44,030,000	47,648,937	64,027
Australian Dollar	04/04/2022	Deutsche Bank	11,140,000	8,336,452	18,284
British Pound	04/04/2022	Bank Of America Merrill Lynch	33,170,000	43,572,498	8,238
Euro	04/04/2022	Bank Of America Merrill Lynch	17,620,000	19,493,308	96,106
Israeli Shekel	04/04/2022	Bank Of America Merrill Lynch	1,750,000	548,400	(343)
Japanese Yen	04/04/2022	Bank Of America Merrill Lynch	1,243,000,000	10,211,542	(9,979)
Mexican Peso	04/04/2022	Bank Of America Merrill Lynch	320,420,000	16,108,873	(13,518)
New Zealand Dollar	04/04/2022	Deutsche Bank	63,770,000	44,198,785	125,894
Norwegian Krone	04/04/2022	Bank Of America Merrill Lynch	252,080,000	28,639,075	194,105
Polish Zloty	04/04/2022	Bank Of America Merrill Lynch	15,640,000	3,721,772	20,869
Singapore Dollar	04/04/2022	Bank Of America Merrill Lynch	740,000	546,001	455
South African Rand	04/04/2022	Bank Of America Merrill Lynch	139,920,000	9,572,810	47,011
Swedish Krona	04/04/2022	Deutsche Bank	28,350,000	3,014,490	31,512
Swiss Franc	04/04/2022	Bank Of America Merrill Lynch	37,260,000	40,322,493	76,224
Australian Dollar	04/20/2022	Deutsche Bank	473,890,000	354,692,306	(8,253,078)
Brazilian Real	04/20/2022	Bank Of America Merrill Lynch	492,420,000	102,977,319	(2,053,765)
British Pound	04/20/2022	Bank Of America Merrill Lynch	563,160,000	739,699,434	5,212,658
Canadian Dollar	04/20/2022	Deutsche Bank	539,790,000	431,723,922	(6,822,557)
Chilean Peso	04/20/2022	Bank Of America Merrill Lynch	16,486,000,000	20,892,760	(420,176)
Euro	04/20/2022	Bank Of America Merrill Lynch	791,580,000	876,152,208	2,219,372
Indian Rupee	04/20/2022	Bank Of America Merrill Lynch	4,198,820,000	55,197,133	(418,664)
Israeli Shekel	04/20/2022	Bank Of America Merrill Lynch	79,130,000	24,803,300	(428,915)
Japanese Yen	04/20/2022	Bank Of America Merrill Lynch	118,728,000,001	975,685,928	39,097,701
Mexican Peso	04/20/2022	Bank Of America Merrill Lynch	3,125,480,000	156,693,124	(7,134,440)
New Zealand Dollar	04/20/2022	Deutsche Bank	536,150,000	371,511,424	(4,043,722)
Norwegian Krone	04/20/2022	Bank Of America Merrill Lynch	1,792,960,000	203,659,939	(511,448)
Polish Zloty	04/20/2022	Bank Of America Merrill Lynch	213,870,000	50,816,146	(129,760)
Singapore Dollar	04/20/2022	Bank Of America Merrill Lynch	131,140,000	96,752,729	(204,949)
South African Rand	04/20/2022	Bank Of America Merrill Lynch	2,186,730,000	149,297,008	(4,685,346)
South Korean Won	04/20/2022	Bank Of America Merrill Lynch	61,937,000,000	50,970,245	(257,552)
Swedish Krona	04/20/2022	Deutsche Bank	2,329,760,000	247,797,412	(4,633,602)
Swiss Franc	04/20/2022	Bank Of America Merrill Lynch	800,590,000	866,860,540	(218,584)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (contined)
British Pound	05/18/2022	Bank Of America Merrill Lynch	4,270,000	$5,607,804	$2,493
Israeli Shekel	05/18/2022	Bank Of America Merrill Lynch	6,610,000	2,073,538	4,747
New Zealand Dollar	05/18/2022	Deutsche Bank	63,770,000	44,166,654	84,937
				$6,300,448,906	$7,937,171

Total					$54,085,272

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022 (Unaudited)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	4/20/2022	Bank Of America Merrill Lynch	56,370,000	552,280,276	62,392,556	(62,732,778)	$(340,222)
Euro	Polish Zloty	4/20/2022	Bank Of America Merrill Lynch	21,320,000	101,301,673	23,597,822	(24,069,579)	(471,757)
Euro	Swedish Krona	4/20/2022	Bank Of America Merrill Lynch	64,510,000	688,204,279	71,402,233	(73,198,628)	(1,796,395)
Norwegian Krone	Euro	4/20/2022	Bank Of America Merrill Lynch	550,230,182	56,370,000	62,499,910	(62,392,557)	107,353
Polish Zloty	Euro	4/20/2022	Bank Of America Merrill Lynch	101,205,713	21,320,000	24,046,778	(23,597,822)	448,956
Swedish Krona	Euro	4/20/2022	Bank Of America Merrill Lynch	2,185,424,552	207,460,000	232,445,641	(229,624,967)	2,820,674
Euro	Norwegian Krone	5/18/2022	Bank Of America Merrill Lynch	12,060,000	116,958,828	13,362,524	(13,282,237)	80,287
Euro	Polish Zloty	5/18/2022	Bank Of America Merrill Lynch	10,000	46,747	11,080	(11,075)	5
Polish Zloty	Euro	5/18/2022	Bank Of America Merrill Lynch	13,907,981	2,970,000	3,295,110	(3,290,771)	4,339
				3,005,038,428	1,746,911,803	$493,053,654	$492,200,414	$853,240

Total								$853,240

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 1.9%
30,550	Raytheon Technologies Corporation	$3,026,589

	ASSET MANAGEMENT - 2.9%
25,100	LPL Financial Holdings, Inc.(a)	4,585,268

	AUTOMOTIVE - 3.1%
4,575	Tesla, Inc.(a),(b)	4,930,020

	BANKING - 2.4%
88,600	Fifth Third Bancorp	3,813,344

	CHEMICALS - 2.4%
65,650	Corteva, Inc.	3,773,562

	CONTAINERS & PACKAGING - 1.7%
21,800	Crown Holdings, Inc.	2,726,962

	ENGINEERING & CONSTRUCTION - 4.6%
55,250	Quanta Services, Inc.	7,271,452

	FOOD - 6.0%
24,750	Hershey Company (The)	5,361,593
46,400	Tyson Foods, Inc., Class A	4,158,832
		9,520,425
	GAS & WATER UTILITIES - 2.1%
104,700	NiSource, Inc.	3,329,460

	HEALTH CARE FACILITIES & SERVICES - 8.4%
30,700	AmerisourceBergen Corporation	4,749,597
16,675	UnitedHealth Group, Inc.	8,503,750
		13,253,347
	INSTITUTIONAL FINANCIAL SERVICES - 6.1%
31,600	Intercontinental Exchange, Inc.	4,174,992

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 6.1% (Continued)
60,600	Morgan Stanley	$5,296,440
		9,471,432
	INSURANCE - 5.4%
53,700	MetLife, Inc.	3,774,036
24,700	Travelers Companies, Inc. (The)	4,513,431
		8,287,467
	METALS & MINING - 5.0%
157,250	Freeport-McMoRan, Inc.	7,821,615

	OIL & GAS PRODUCERS - 6.9%
94,450	Devon Energy Corporation	5,584,828
157,250	Williams Companies, Inc. (The)(a)	5,253,723
		10,838,551
	RESIDENTIAL REIT - 2.2%
20,725	Camden Property Trust	3,444,495

	RETAIL - DISCRETIONARY - 2.8%
67,950	Builders FirstSource, Inc.(b)	4,385,493

	RETAIL REIT - 2.4%
157,300	Kimco Realty Corporation	3,885,310

	SEMICONDUCTORS - 7.4%
108,000	ON Semiconductor Corporation(b)	6,761,879
31,375	QUALCOMM, Inc.	4,794,728
		11,556,607
	SOFTWARE - 3.7%
17,450	Synopsys, Inc.(b)	5,815,562

	SPECIALTY REITS - 2.4%
67,500	Iron Mountain, Inc.(a)	3,740,175

	TECHNOLOGY HARDWARE - 10.1%
89,400	Juniper Networks, Inc.	3,322,104

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY HARDWARE - 10.1% (Continued)
17,350	Motorola Solutions, Inc.	$4,202,170
94,000	Pure Storage, Inc., Class A(b)	3,319,140
54,100	Seagate Technology Holdings plc	4,863,589
		15,707,003
	TECHNOLOGY SERVICES - 4.8%
304,700	Infosys Ltd. - ADR	7,583,983

	TRANSPORTATION & LOGISTICS - 2.6%
14,800	Union Pacific Corporation	4,043,508

	WHOLESALE - CONSUMER STAPLES - 2.1%
39,600	Sysco Corporation	3,233,340

	TOTAL COMMON STOCKS (Cost $128,064,874)	156,044,970

	COLLATERAL FOR SECURITIES LOANED - 8.8%
13,889,133	Mount Vernon Liquid Assets Portfolio, 0.41% (Cost $13,889,133)(c),(d)	13,889,133

	TOTAL INVESTMENTS - 108.2% (Cost $141,954,007)	$169,934,103
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(12,870,321)
	NET ASSETS - 100.0%	$157,063,782

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $13,447,965.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares						Fair Value
	COMMON STOCK - 0.0% +
	SOFTWARE - 0.0% +
7,832	Avaya Holdings Corp.					$99,231
	TOTAL COMMON STOCK (Cost - $198,736)

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity
	ASSET BACKED SECURITIES - 6.4%
	CLO - 6.4%
500,000	Apidos CLO XX #	3 Month LIBOR + 5.700%	5.941	*	7/16/2031	471,240
500,000	Apidos CLO XXXV #	3 Month LIBOR + 5.750%	6.004	*	4/20/2034	484,634
500,000	ARES XLVII CLO Ltd. #	3 Month LIBOR + 5.500%	5.741	*	4/15/2030	474,835
500,000	BlueMountain CLO 2018-3 Ltd. #	3 Month LIBOR + 5.950%	6.208	*	10/25/2030	453,990
500,000	BlueMountain CLO XXII Ltd. #	3 Month LIBOR + 5.050%	5.289	*	7/15/2031	462,510
500,000	BlueMountain Fuji US CLO I Ltd. #	3 Month LIBOR + 6.000%	6.254	*	7/20/2029	475,502
500,000	BlueMountain Fuji US CLO III Ltd. #	3 Month LIBOR + 5.200%	5.441	*	1/15/2030	467,536
500,000	Canyon CLO 2018-1 Ltd. #	3 Month LIBOR + 5.750%	5.991	*	7/15/2031	474,156
500,000	Carlyle Global Market Strategies CLO 2014-1 Ltd. #	3 Month LIBOR + 5.400%	5.641	*	4/17/2031	453,408
500,000	Carlyle Global Market Strategies CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	6.254	*	4/20/2031	457,056
500,000	Cook Park CLO Ltd. #	3 Month LIBOR + 5.400%	5.641	*	4/17/2030	461,450
500,000	Galaxy XXI CLO Ltd. #	3 Month LIBOR + 5.250%	5.504	*	4/20/2031	471,255
750,000	GoldenTree Loan Opportunities X Ltd. #	3 Month LIBOR + 5.650%	5.904	*	7/20/2031	722,876
500,000	GoldenTree Loan Management US CLO 1 Ltd. #	3 Month LIBOR + 4.750%	5.004	*	1/20/2033	462,230
500,000	Highbridge Loan Management 7-2015 Ltd. #	3 Month LIBOR + 5.000%	5.506	*	3/15/2027	481,889
500,000	KKR CLO 13 Ltd. #	3 Month LIBOR + 4.950%	5.191	*	1/16/2028	494,272
500,000	Magnetite XV Ltd. #	3 Month LIBOR + 5.200%	5.458	*	7/25/2031	486,239
500,000	Neuberger Berman Loan Advisers CLO 28 Ltd. #	3 Month LIBOR + 5.920%	6.175	*	10/21/2030	475,000
500,000	Octagon Investment Partners 26 Ltd. #	3 Month LIBOR + 5.400%	5.641	*	7/15/2030	469,604
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	5.658	*	7/25/2030	465,169
500,000	Octagon Investment Partners XVII Ltd. #	3 Month LIBOR + 5.150%	5.408	*	1/25/2031	445,838
500,000	Octagon Investment Partners XXII Ltd. #	3 Month LIBOR + 5.450%	5.709	*	1/22/2030	459,954
500,000	Regatta X Funding Ltd. #	3 Month LIBOR + 5.550%	5.791	*	1/17/2031	479,457
550,000	Regatta XI Funding Ltd. #	3 Month LIBOR + 5.500%	5.741	*	7/17/2031	526,337
500,000	Wellfleet CLO 2015-1 Ltd. #	3 Month LIBOR + 7.050%	7.304	*	7/20/2029	491,910
500,000	Wellfleet CLO 2017-1 Ltd. #	3 Month LIBOR + 6.050%	6.304	*	4/20/2029	486,772
500,000	Wellfleet CLO 2018-2 Ltd. #	3 Month LIBOR + 6.070%	6.324	*	10/20/2031	471,219
500,000	Wellfleet CLO 2018-3 Ltd. #	3 Month LIBOR + 6.250%	6.504	*	1/20/2032	467,763
500,000	Wellfleet CLO X Ltd. #	3 Month LIBOR + 6.610%	6.864	*	7/20/2032	456,786
1,500,000	York CLO 1 Ltd. #	3 Month LIBOR + 5.580%	5.839	*	10/22/2029	1,454,602
	TOTAL ASSET BACKED SECURITIES (Cost - $15,659,099)					15,405,489

	CORPORATE BONDS - 1.9%
	CABLE & SATELLITE - 0.3%
750,000	CCO Holdings, LLC / CCO Holdings Capital Corporation #		5.250		12/1/2026	721,050

	ENTERTAINMENT CONTENT - 0.1%
209,000	Univision Communications, Inc. #		9.500		5/1/2025	219,737

	INSURANCE- 0.1%
243,000	Alliant Holdings Intermediate LLC #		6.750		10/15/2027	240,998
65,000	HUB International Ltd. #		7.000		5/1/2026	65,812
						306,810
	LEISURE FACILITIES & SERVICES - 1.4%
750,000	Carnival Corporation #		5.250		10/1/2029	830,227
799,000	CDI Escrow Issuer, Inc. #					807,989
122,000	Royal Caribbean Cruises Ltd. #		4.750		2/1/2032	117,395
1,500,000	Scientific Games International, Inc. #		6.000		4/15/2027	1,576,342
54,000	Yum! Brands, Inc.					54,150
						3,386,103
	OIL & GAS PRODUCERS - 0.1%
24,000	Continental Resources, Inc. #		5.750		1/15/2031	26,288

	TOTAL CORPORATE BONDS (Cost - $4,729,056)					4,659,988

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Fair Value

	BANK LOANS - 88.4%
	ADVERTISING & MARKETING - 0.3%
675,000	ABG Intermediate Holdings 2, LLC	SOFRRATE + 6.000%	6.500	*	12/10/2029	$670,781

	AEROSPACE & DEFENSE - 2.3%
2,773,214	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	3.724	*	4/6/2026	2,732,767
1,491,404	Standard Aero Ltd.	3 Month LIBOR + 3.500%	3.724	*	4/6/2026	1,469,651
1,375,000	Vertex Aerospace Services Corp.		4.750	*@	11/10/2028	1,372,429
						5,574,847
	APPAREL - 0.1%
274,000	Crocs, Inc.	SOFRRATE + 3.500%	4.449	*	1/27/2029	267,934

	ASSET MANAGEMENT - 1.9%
2,499,056	Advisor Group Holdings, Inc.	1 Month LIBOR + 4.500%	4.709	*	7/31/2026	2,491,647
112,000	Ascensus		7.000	*@	5/13/2029	111,300
365,994	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	6.959	*	7/20/2026	361,831
1,680,517	KPAE Finance Sub, Inc.	3 Month LIBOR + 3.500%	4.250	*	10/28/2027	1,667,913
1,240	Nexus Buyer LLC	1 Month LIBOR + 3.750%	3.959	*	11/8/2026	1,230
						4,633,921
	AUTOMOTIVE - 1.9%
2,893,819	First Brands Group LLC	3 Month LIBOR + 5.000%	6.000	*	3/30/2027	2,879,250
1,750,000	GC EOS Buyer, Inc.	3 Month LIBOR + 4.500%	4.709	*	8/1/2025	1,734,372
						4,613,622
	BIOTECH - 0.1%
291,000	Bausch Health Companies, Inc.	SOFRRATE + 5.250%	0.000	*	1/27/2027	288,659

	BUSINESS AND DEVELOPMENT - 0.1%
245,000	Garda World Security Corp.		4.567	*@	2/11/2029	243,162

	CABLE & SATELLITE - 0.9%
2,229,689	Directv Financing, LLC	1 Month LIBOR + 5.000%	7.500	*	7/22/2027	2,230,124

	CHEMICALS - 2.2%
2,068,000	Herens US Holdco Corp.	1 Month LIBOR +4.000%	4.750	*	4/30/2028	2,021,470
432,000	Herens US Holdco Corp.	6 Month LIBOR + 4.000%	4.750	*	7/2/2028	422,280
2,042,769	Olympus Water US Holdings Corp.	1 Month LIBOR + 3.750%	4.250	*	10/1/2028	1,993,620
1,118,000	Olympus Water US Holdings Corp.	1 Month LIBOR + 4.500%	0.000	*	11/9/2028	116,525
651,126	PQ Group Holdings, Inc.	1 Month LIBOR + 3.500%	4.250	*	4/30/2028	644,615
						5,198,510
	COMMERCIAL SUPPORT SERVICES - 5.8%
3,992,202	Allied Universal Holdco LLC	3 Month LIBOR + 3.750%	4.250	*	5/12/2028	3,936,231
725,000	Amentum Government Services Holdings LLC	3 Month LIBOR + 8.750%	10.000	*	1/29/2027	721,375
1,447,000	Amentum Government Services Holdings LLC	3 Month LIBOR + 4.000%	4.777	*	1/31/2028	1,437,956
371,250	American Residential Services LLC	3 Month LIBOR + 3.500%	4.250	*	10/15/2027	367,073
694,243	AVSC Holding Corporation	1 Month LIBOR + 4.500%	5.500	*	9/26/2026	663,870
708,546	Bifm CA Buyer, Inc.	1 Month LIBOR + 3.500%	3.709	*	6/1/2026	698,803
2,693,182	Conservice Midco LLC	3 Month LIBOR + 4.250%	4.474	*	5/13/2027	2,665,684
239,355	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	5.250	*	11/27/2026	239,281
2,239,745	Dispatch Terra Acquisition LLC	3 Month LIBOR + 4.250%	5.000	*	3/27/2028	2,203,349
740,625	Stiphout Finance LLC	1 Month LIBOR + 3.750%	4.750	*	10/27/2025	732,760
177,000	Vaco Holdings, LLC	SOFRRATE + 5.000%	5.750	*	1/20/2029	176,226
						13,842,608
	CONSUMER SERVICES - 1.8%
1,310,545	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	1/29/2025	1,289,576
2,941,475	Spin Holdco, Inc.	3 Month LIBOR + 4.000%	4.750	*	3/4/2028	2,924,106
						4,213,682
	CONTAINERS & PACKAGING - 3.2%
1,542,569	Berlin Packaging	1 Month LIBOR + 3.750%	4.250	*	3/11/2028	1,530,614
2,849,189	Mauser Packaging Solutions Holding Company	1 Month LIBOR + 3.250%	3.481	*	4/3/2024	2,815,055
1,000,000	Pactiv Evergreen Group Holdings, Inc.	1 Month LIBOR + 3.500%	4.000	*	9/17/2028	976,250
930,894	Pretium PKG Holdings, Inc.	6 Month LIBOR + 4.000%	4.500	*	9/22/2028	906,290
1,350,000	Ring Container Technologies Group, LLC	3 Month LIBOR + 3.750%	4.250	*	8/12/2028	1,333,132
						7,561,341
	ELECTRONICS - 0.5%
1,250,000	Motus Operations, LLC		4.703	*@	11/3/2028	1,234,375

	ELECTRIC UTILITIES - 0.5%
1,226,845	Granite Generation LLC	3 Month LIBOR + 3.750%	4.750	*	11/9/2026	1,180,225

	ELECTRICAL EQUIPMENT - 1.2%
659,774	Belfor Holdings, Inc.	1 Month LIBOR + 3.750%	3.959	*	4/6/2026	657,300
2,113,069	Deliver Buyer, Inc.	3 Month LIBOR + 5.000%	5.224	*	5/1/2024	2,113,069
						2,770,369

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 88.4% (Continued)
	ENGINEERING & CONSTRUCTION - 0.8%
389,329	PowerTeam Services LLC	3 Month LIBOR + 3.500%	4.500	*	3/6/2025	$366,067
289,902	PowerTeam Services LLC	3 Month LIBOR + 7.250%	8.250	*	3/6/2026	276,856
1,272,440	USIC Holdings, Inc.	1 Month LIBOR + 3.500%	4.250	*	5/12/2028	1,261,872
						1,904,795
	ENTERTAINMENT CONTENT - 1.1%
500,000	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	6.250	*	9/1/2027	498,438
2,081,000	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	6.250	*	9/1/2027	2,075,798
						2,574,236
	HEALTH CARE FACILITIES & SERVICES - 14.1%
1,531,074	Aveanna Healthcare LLC	1 Month LIBOR + 3.750%	4.250	*	6/30/2028	1,493,371
356,724	Aveanna Healthcare LLC	1 Month LIBOR + 3.750%	0.000	*	6/30/2028	347,940
318,208	Aveanna Healthcare LLC	1 Month LIBOR + 7.000%	7.500	*	12/8/2029	304,684
1,000,000	Bella Holding Co. LLC	1 Month LIBOR + 3.750%	4.500	*	4/1/2028	993,750
1,744,987	Cano Health, LLC	6 Month LIBOR + 4.000%	4.507	*	11/23/2027	1,721,910
36,613	Change Healthcare Holdings LLC	1 Month LIBOR + 2.500%	3.500	*	2/3/2024	36,462
101,945	Dermatology Intermediate Holdings III	1 Month SOFR + 4.250%	0.000	*	3/23/2029	100,925
19,055	Dermatology Intermediate Holdings III	1 Month SOFR + 4.250%	0.000	*	3/23/2029	18,865
584,481	Electron Bidco, Inc.		3.750	*@	10/7/2028	578,911
2,069,192	Envision Healthcare Corp.	1 Month LIBOR + 3.750%	3.959	*	9/28/2025	1,382,913
1,889,229	Eyecare Partners LLC	3 Month LIBOR + 3.750%	3.974	*	2/5/2027	1,868,278
484,800	Eyecare Partners LLC	1 Month LIBOR + 2.750%	4.250	*	10/14/2028	480,330
121,200	Eyecare Partners LLC	3 Month LIBOR + 3.750%	4.250	*	10/14/2028	120,082
2,842,821	FC Compassus, LLC	1 Month LIBOR + 4.250%	5.000	*	12/31/2026	2,800,179
1,695,611	Heartland Dental LLC	1 Month LIBOR + 3.500%	3.709	*	4/19/2025	1,678,655
888,276	Legacy LifePoint Health, LLC	1 Month LIBOR + 3.750%	4.197	*	11/16/2025	884,434
2,452,701	MED ParentCo LP	1 Month LIBOR + 4.250%	4.459	*	8/2/2026	2,431,240
75,000	MED ParentCo LP	1 Month LIBOR + 4.250%	8.459	*	8/30/2027	74,750
3,078,488	Milano Acquisition Corporation	3 Month LIBOR + 4.000%	4.750	*	8/17/2027	3,078,488
3,156,672	National Mentor Holdings, Inc.	1 Month LIBOR + 3.750%	4.500	*	2/18/2028	3,062,398
87,656	National Mentor Holdings, Inc.	1 Month LIBOR + 3.750%	4.500	*	2/18/2028	85,038
1,651,391	One Call Medical Co.	3 Month LIBOR + 5.500%	6.250	*	4/8/2027	1,552,307
118,105	Pediatric Associates Holding Company, LLC	1 Month LIBOR + 3.250%	3.750	*	2/8/2029	116,850
17,895	Pediatric Associates Holding Company, LLC	1 Month LIBOR + 3.250%	0.000	*	2/8/2029	17,705
2,000,000	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.500%	4.000	*	8/11/2028	1,987,860
158,000	Press Ganey		0.000	*@	7/24/2026	156,716
729,998	Team Health Holdings, Inc.	SOFRRATE + 5.250%	6.250	*	2/17/2027	697,451
1,808,000	Upstream Newco, Inc.	1 Month LIBOR + 4.250%	4.587	*	11/20/2026	1,800,099
1,806,953	US Anesthesia Partners, Inc.	6 Month LIBOR + 4.250%	4.750	*	9/23/2028	1,797,584
1,450,000	US Renal Care, Inc.	3 Month LIBOR + 5.000%	5.209	*	7/26/2026	1,337,625
65,000	Verscond Holding Corp.		7.500	*@	2/12/2029	64,675
713,295	WP CityMD Bidco LLC	6 Month LIBOR + 3.250%	3.750	*	11/18/2028	710,231
						33,782,706
	HOME & OFFICE PRODUCTS - 0.8%
1,825,000	Osmosis Debt Merger Sub, Inc.	1 Month LIBOR + 4.000%	4.500	*	7/31/2028	1,810,464

	HOUSEHOLD PRODUCTS - 0.5%
1,268,225	Journey Personal Care Corp.	3 Month LIBOR + 4.250%	5.000	*	3/1/2028	1,210,369

	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,000,000	FCG Acquisitions, Inc.	1 Month LIBOR + 3.750%	4.250	*	3/17/2028	985,415

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
1,048,676	Aretec Group, Inc.	1 Month LIBOR + 4.250%	4.459	*	10/1/2025	1,041,251
1,500,000	Armor Holdco, Inc.	1 Month LIBOR + 4.500%	5.203	*	10/29/2028	1,501,253
						2,542,504
	INSURANCE - 5.3%
1,625,768	Acrisure LLC	1 Month LIBOR + 3.500%	3.724	*	1/31/2027	1,606,128
1,000,000	Acrisure LLC	1 Month LIBOR + 4.250%	4.750	*	2/15/2027	997,505
1,721,591	Amerilife Holdings, LLC	1 Month LIBOR + 4.000%	4.231	*	3/18/2027	1,703,299
443,264	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	4.000	*	2/13/2027	438,834
105,000	AssuredPartners, Inc.	SOFRRATE + 3.500%	4.000	*	2/13/2027	103,983
1,094,410	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	3.709		2/13/2027	1,082,645
600,000	Asurion LLC	1 Month LIBOR + 5.250%	5.334	*	1/14/2029	587,439
2,250,000	Asurion LLC	1 Month LIBOR + 5.250%	5.459	*	1/29/2028	2,209,500
1,848,791	Hyperion Insurance		4.000	*@	11/12/2027	1,830,691
1,121,857	OneDigital Borrower LLC	SOFRRATE + 4.250%	4.750	*	11/16/2027	1,116,254
3,499	Ryan Specialty Group LLC	1 Month LIBOR + 3.000%	3.750	*	7/23/2027	3,482
1,000,000	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 4.250%	0.000	*	9/3/2026	996,000
						12,675,760

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 88.4% (Continued)
	INTERNET MEDIA & SERVICES - 2.7%
1,220,184	Endurance International Group Holdings, Inc.	6 Month LIBOR + 3.500%	4.250	*	2/10/2028	$1,188,154
723,006	Hoya Midco LLC	1 Month LIBOR + 3.500%	4.500	*	6/30/2024	717,135
770,875	Hunter Holdco 3 Ltd.	2 Month LIBOR + 4.750%	4.750	*	8/19/2028	768,948
1,506,767	MH Sub I LLC	1 Month LIBOR + 3.500%	3.584	*	9/13/2024	1,490,863
2,420,086	MH Sub I LLC	1 Month LIBOR + 3.750%	4.750	*	9/13/2024	2,397,616
						6,562,716
	LEISURE FACILITIES & SERVICES - 5.5%
496,193	Aimbridge Acquisition Co., Inc.	1 Month LIBOR + 3.750%	3.959	*	2/2/2026	487,432
2,338,119	AMC Entertainment Holdings, Inc.	1 Month LIBOR + 3.000%	3.352	*	4/22/2026	2,092,710
341,515	Equinox Holdings, Inc.	6 Month LIBOR + 3.000%	4.000	*	3/8/2024	322,732
2,673,867	Fertitta Entertainment, LLC/NV	SOFRRATE + 4.000%	4.500	*	1/13/2029	2,664,014
600,000	Fitness International LLC	1 Month LIBOR + 3.250%	4.250	*	4/18/2025	558,219
1,500,006	IRB Holding Corp.	3 Month LIBOR + 3.250%	3.750	*	12/15/2027	1,493,444
463	Motion Finco LLC	3 Month LIBOR + 3.250%	3.474	*	11/4/2026	456
800,000	NEP Group, Inc.		6.250	*@	10/20/2025	793,664
2,194,118	Playa Resorts Holding BV	1 Month LIBOR + 2.750%	3.750	*	4/29/2024	2,149,040
2,479,241	Raptor Acquisition Corp.	3 Month LIBOR + 4.000%	4.934	*	11/1/2026	2,470,725
						13,032,436
	MACHINERY - 0.6%
1,379,413	Pro Mach Group, Inc.	3 Month LIBOR + 4.000%	5.000	*	8/31/2028	1,375,103
110,615	Pro Mach Group, Inc.	3 Month LIBOR + 4.000%	5.000	*	8/31/2028	110,269
						1,485,372
	OIL & GAS PRODUCERS - 1.1%
1,694,175	EG America LLC	3 Month LIBOR + 4.000%	4.224	*	2/7/2025	1,671,176
59,886	Energy & Exploration Partners LLC ^				5/13/2022	299
422,530	GIP III Stetson I LP	1 Month LIBOR + 4.250%	4.354	*	7/18/2025	410,857
550,000	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	4.854	*	3/11/2026	538,599
						2,620,931
	PUBLISHING & BROADCASTING - 1.2%
2,989,125	McGraw Hill Education, Inc.	1 Month LIBOR + 4.750%	5.250	*	7/21/2028	2,962,507

	RETAIL - DISCRETIONARY - 4.4%
2,050,000	Great Outdoors Group, LLC	3 Month LIBOR + 3.750%	4.500	*	3/6/2028	2,045,193
1,251	LBM Acquisition, LLC	3 Month LIBOR + 3.750%	4.500	*	12/17/2027	1,223
1,119,523	LS Group OpCo AcquisItion LLC	6 Month LIBOR + 3.250%	4.000	*	11/2/2027	1,112,525
2,723,554	Mavis Tire Express Services Corp.	3 Month LIBOR + 4.000%	4.750	*	5/4/2028	2,712,960
1,735,772	Michaels Companies, Inc.	3 Month LIBOR + 4.250%	5.000	*	4/15/2028	1,632,589
1,871,241	PetSmart, Inc.	1 Month LIBOR + 3.750%	4.500	*	1/29/2028	1,867,732
1,086,041	Staples, Inc.	3 Month LIBOR + 5.000%	5.132	*	4/16/2026	1,028,795
						10,401,017
	SOFTWARE - 11.5%
1,420,910	Boxer Parent Co., Inc.	3 Month LIBOR + 3.750%	6.000	*	3/23/2026	1,412,029
1,500,000	Boxer Parent Co., Inc.	3 Month LIBOR + 5.500%	3.974	*	10/2/2025	1,493,130
2,202,000	Condor Merger Sub, Inc.	SOFRRATE + 4.000%	4.500		2/3/2029	2,189,614
507,682	DTI Holdco, Inc.	1 Month LIBOR + 4.750%	5.750	*	9/30/2023	496,893
750,000	HS Purchaser LLC	3 Month LIBOR + 4.000%	7.500	*	11/19/2027	742,500
1,880,121	HS Purchaser LLC	3 Month LIBOR + 6.750%	4.750	*	11/30/2026	1,861,320
600,000	Hyland Software, Inc.	1 Month LIBOR + 6.250%	7.000		7/10/2025	594,750
1,000,000	Idera, Inc.	1 Month LIBOR + 3.750%	0.000		3/2/2028	984,000
1,325,000	Mediaocean, LLC	1 Month LIBOR + 3.500%	4.000	*@	12/9/2028	1,314,400
1,750,000	Mitchell International, Inc.	1 Month LIBOR + 3.250%	4.250	*	10/1/2028	1,724,450
475,000	Mitchell International, Inc.	1 Month LIBOR + 3.250%	7.000	*	10/1/2029	471,587
75,000	PointClickCare Technologies, Inc.	SOFRRATE + 4.000%	4.775		12/29/2027	74,719
1,000,000	Project Sky Merger Sub, Inc.	1 Month LIBOR + 3.750%	4.250	*	8/10/2028	989,375
1,235,398	Project Sky Merger Sub, Inc.	1 Month LIBOR + 6.000%	6.500	*	8/10/2029	1,219,955
1,146,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	4.750	*	1/20/2029	1,130,512
124,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	8.150	*	1/20/2030	120,668
472,604	Seattle SpinCo, Inc.	SOFRRATE + 4.000%	4.500		1/14/2027	467,878
3,276,375	Solera LLC	1 Month LIBOR + 4.000%	4.500	*	6/4/2028	3,257,126
1,000,000	TIBCO Software, Inc.	1 Month LIBOR + 7.250%	0.000		3/4/2028	999,795
1,000,000	TIBCO Software, Inc.	1 Month LIBOR + 3.750%	3.900		7/3/2026	996,250
1,763,000	UKG, Inc.	1 Month LIBOR + 5.250%	5.750	*	5/3/2027	1,755,014
767,765	Ultimate Software Group, Inc.		3.959	*@	4/8/2026	765,846
2,344,081	Weld North Education LLC	3 Month LIBOR + 3.750%	4.250	*	12/17/2027	2,328,844
						27,390,655

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 88.4% (Continued)
	SPECIALTY FINANCE - 0.8%
2,027,874	Orion Advisor Solutions, Inc.	1 Month LIBOR + 3.750%	4.500	*	9/24/2027	$2,012,716

	TECHNOLOGY HARDWARE - 0.6%
1,406,645	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	4.500		8/20/2025	1,389,062

	TECHNOLOGY SERVICES - 7.8%
923,922	Acuris Finance US, Inc.	3 Month LIBOR + 4.000%	4.500	*	2/16/2028	917,713
133,000	Austin BidCo, Inc.	1 Month LIBOR + 5.500%	4.500	*	7/21/2027	132,003
290,970	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	7.437	*	6/15/2026	288,303
2,515,093	Ensono Holdings, LLC	1 Month LIBOR + 4.000%	4.750	*	5/26/2028	2,476,323
2,483,775	MPH Acquisition Holdings LLC	3 Month LIBOR + 4.250%	4.758	*	9/1/2028	2,419,048
3,190,140	Netsmart, Inc.	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	3,182,180
242,702	Peraton Corp.	1 Month LIBOR + 3.750%	8.500	*	2/1/2028	241,792
3,006,044	Peraton Corp.	1 Month LIBOR + 7.750%	4.500	*	2/1/2029	2,991,014
1,719,438	Sitel Worldwide Corporation	1 Month LIBOR + 3.750%	4.250	*	7/28/2028	1,707,977
2,900,000	TierPoint, LLC	1 Month LIBOR + 3.750%	4.500	*	8/27/2025	2,877,351
1,448,233	Verscend Holding Corp.	1 Month LIBOR + 7.000%	4.209	*	4/2/2029	1,446,423
						18,680,127
	TELECOMMUNICATIONS - 2.4%
178,000	CCI Buyer, Inc.	1 Month LIBOR + 4.000%	4.750		12/12/2027	175,924
2,346,186	Metronet Systems Holdings LLC	1 Month LIBOR + 3.750%	4.500	*	6/2/2028	2,326,384
1,645,875	Xplornet Communications, Inc.	1 Month LIBOR + 4.000%	4.500	*	9/30/2028	1,619,302
						4,121,610
	TRANSPORTATION & LOGISTICS - 2.3%
577,924	AAdvantage Loyalty IP Ltd.	3 Month LIBOR + 4.750%	5.500	*	4/20/2028	586,593
500,000	KKR Apple Bidco, LLC	1 Month LIBOR + 5.750%	6.250	*	7/13/2029	498,205
2,608,158	United Airlines, Inc.	3 Month LIBOR + 3.750%	4.500	*	4/21/2028	2,581,893
1,769,466	WestJet Airlines Ltd.	6 Month LIBOR + 3.000%	4.000	*	12/11/2026	1,710,118
						5,376,809
	WHOLESALE - CONSUMER STAPLES - 1.3%
1,250,000	H-Food Holdings, LLC	3 Month LIBOR + 3.690%	3.896	*	5/23/2025	1,207,719
1,497,429	H-Food Holdings, LLC	3 Month LIBOR + 4.000%	4.209	*	5/31/2025	1,453,442
568,190	Quirch Foods Holdings LLC	1 Month LIBOR + 4.750%	5.500	*	10/27/2027	566,059
						3,227,220

	TOTAL BANK LOANS (Cost - $213,506,810)					211,273,587

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET - 4.8%
11,495,437	First American Government Obligations Fund - Class U, 0.03%*					11,495,437
	TOTAL SHORT-TERM INVESTMENT (Cost - $11,495,437)

	TOTAL INVESTMENTS - 101.5% (Cost - $245,589,138)					$242,933,732
	LIABILITIES LESS OTHER ASSETS - (1.5)%					(3,702,566)
	NET ASSETS - 100.0%					$239,231,166

*	Floating Rate, rate shown represents the rate at March 31, 2022.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2022, these securities amounted to $20,011,327 or 8.4% of net assets.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

@	Security has not settled. Interest rate will be set at settlement.

+	Round to less than 0.1%

LLC	- Limited Liability Company.

LP	- Limited Partnership.

PLC	- Public Limited Company.

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 1.2%
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
17,102	PHI Group, Inc.			$282,183

	TOTAL COMMON STOCKS (Cost $418,742)			282,183

	EXCHANGE-TRADED FUNDS — 0.9%
	FIXED INCOME - 0.9%
2,500	iShares iBoxx $ High Yield Corporate Bond ETF			205,725

	TOTAL EXCHANGE-TRADED FUNDS (Cost $206,375)			205,725

	PREFERRED STOCKS — 1.5%
	LEISURE FACILITIES & SERVICES - 1.5%
25,352	FAT Brands, Inc.			332,111

	TOTAL PREFERRED STOCKS (Cost $563,439)			332,111

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 17.9%
	ASSET MANAGEMENT — 3.5%
850,000	WisdomTree Investments, Inc.(b)	3.2500	06/15/26	808,775

	AUTOMOTIVE — 3.5%
1,000,000	NIO, Inc.	0.5000	02/01/27	813,057

	INTERNET MEDIA & SERVICES — 6.9%
1,000,000	fuboTV, Inc.(b)	3.2500	02/15/26	678,500
1,018,000	Hello Group, Inc.	1.2500	07/01/25	913,117
				1,591,617
	SPECIALTY FINANCE — 4.0%
1,000,000	EZCORP, Inc.	2.3750	05/01/25	888,000
	TOTAL CONVERTIBLE BONDS (Cost $4,354,115)			4,101,449

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8%
	ASSET MANAGEMENT — 3.7%
850,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	$835,635

	AUTOMOTIVE — 3.6%
874,000	American Axle & Manufacturing, Inc.(c)	5.0000	10/01/29	821,009

	CHEMICALS — 4.2%
973,000	Rayonier AM Products, Inc.(b)	7.6250	01/15/26	964,340

	HOME CONSTRUCTION — 5.7%
844,000	Beazer Homes USA, Inc.(c)	5.8750	10/15/27	817,152
465,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.8750	06/15/24	483,735
				1,300,887
	INTERNET MEDIA & SERVICES — 3.5%
755,000	Uber Technologies, Inc.(b)	8.0000	11/01/26	803,094

	MACHINERY — 4.2%
954,000	Titan International, Inc.	7.0000	04/30/28	958,064

	METALS & MINING — 4.6%
865,000	Coeur Mining, Inc.(b)(c)	5.1250	02/15/29	752,636
300,000	Hecla Mining Company	7.2500	02/15/28	314,976
				1,067,612
	OIL & GAS PRODUCERS — 8.2%
750,000	Occidental Petroleum Corporation	6.6000	03/15/46	882,836
1,016,000	PBF Logistics, L.P. / PBF Logistics Finance	6.8750	05/15/23	1,014,730
				1,897,566

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 5.7%
593,000	Transocean, Inc.(b)	11.5000	01/30/27	$613,189
1,017,000	Transocean, Inc.	6.8000	03/15/38	688,580
				1,301,769
	REAL ESTATE OWNERS & DEVELOPERS — 3.4%
840,000	Howard Hughes Corporation (The)(b)	4.3750	02/01/31	791,188

	REITS — 5.3%
900,000	CoreCivic, Inc.(c)	4.7500	10/15/27	786,109
447,000	Service Properties Trust	5.2500	02/15/26	419,791
				1,205,900
	RETAIL - CONSUMER STAPLES — 4.0%
983,000	Rite Aid Corporation(b)	8.0000	11/15/26	910,165

	RETAIL - DISCRETIONARY — 11.7%
1,170,000	BATH & BODY WORKS INC	6.7500	07/01/36	1,198,847
1,065,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	756,347
825,000	Nordstrom, Inc.(c)	5.0000	01/15/44	740,438
				2,695,632
	SPECIALTY FINANCE — 3.6%
836,000	Enova International, Inc. B(b)	8.5000	09/15/25	834,077

	STEEL — 4.4%
966,000	United States Steel Corporation(c)	6.6500	06/01/37	1,001,356

	TECHNOLOGY HARDWARE — 0.0%(d)
8,669,000	ENERGY CONVERSION DEVICES INC. *BANKRUPT*(a),(b),(e),(f)	0.0000	12/15/49	0

	TOTAL CORPORATE BONDS (Cost $20,193,203)			17,388,294

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	WARRANT — 0.9%
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
14,310	PHI Group, Inc.	$206,064

	TOTAL WARRANT (Cost $350,379)	206,064

	SHORT-TERM INVESTMENTS — 15.1%
	COLLATERAL FOR SECURITIES LOANED - 15.1%
3,470,123	Mount Vernon Prime Portfolio, 0.41% (Cost $3,470,123)(g),(h),(i)	3,470,123

	TOTAL INVESTMENTS - 113.3% (Cost $29,556,376)	$25,985,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%	(3,041,044)
	NET ASSETS - 100.0%	$22,944,905

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $0, representing 0.00% of net assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 7,155,964 or 31.2% of net assets.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $3,439,972.

(d)	Percentage rounds to less than 0.1%.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $3,470,123 at March 31, 2022.

(h)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(i)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 2.2%
	MIXED ALLOCATION - 2.2%
28,217	NexPoint Diversified Real Estate Trust (Cost $322,855)	$446,393

Shares		Fair Value
	COMMON STOCKS — 42.8%
	ASSET MANAGEMENT - 19.1%
3,300	Apollo Global Management, Inc.	204,567
37,930	Compass Diversified Holdings	901,596
116,675	PennantPark Investment Corporation	907,731
109,809	Prospect Capital Corporation(a)	909,218
31,103	Sculptor Capital Management, Inc.	433,265
42,466	SuRo Capital Corporation(a)	366,482
49,500	US Global Investors, Inc., Class A	257,400
		3,980,259
	AUTOMOTIVE - 0.5%
6,200	Ford Motor Company	104,842

	FOOD - 1.0%
5,284	Kraft Heinz Company (The)	208,137

	HEALTH CARE FACILITIES & SERVICES - 0.8%
1,225	Quest Diagnostics, Inc.(a)	167,654

	HOME CONSTRUCTION - 1.7%
4,665	DR Horton, Inc.(a)	347,589

	OIL & GAS PRODUCERS - 2.8%
1,491	Chevron Corporation(a)	242,780
4,177	Exxon Mobil Corporation	344,978
		587,758
	REITS - 7.8%
2,390	Innovative Industrial Properties, Inc.(a)	490,906
	TOTAL CONVERTIBLE BONDS (Cost $2,416,463)	2,209,331

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 42.8% (Continued)
	REITS - 7.8% (Continued)
39,614	VICI Properties, Inc.(a)			$1,127,414
				1,618,320
	TECHNOLOGY HARDWARE - 3.2%
8,890	HP, Inc.			322,707
47,154	Pitney Bowes, Inc.(a)			245,201
4,612	Xerox Holdings Corporation(a)			93,024
				660,932
	TECHNOLOGY SERVICES - 1.4%
2,161	International Business Machines Corporation(a)			280,973
432	Kyndryl Holdings, Inc.(b)			5,668
				286,641
	TELECOMMUNICATIONS - 2.1%
14,000	AT&T, Inc.			330,820
2,050	Verizon Communications, Inc.			104,427
				435,247
	TRANSPORTATION & LOGISTICS - 2.4%
26,000	AFC Gamma, Inc.			497,120

	TOTAL COMMON STOCKS (Cost $9,946,182)			8,894,499

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 10.7%
	AUTOMOTIVE — 2.7%
700,000	NIO, Inc.	0.5000	02/01/27	569,140

	INTERNET MEDIA & SERVICES — 4.9%
662,000	fuboTV, Inc. (c)	3.2500	02/15/26	449,167
618,000	Hello Group, Inc.	1.2500	07/01/25	554,328
				1,003,495
	SPECIALTY FINANCE — 3.1%
717,000	EZCORP, Inc.	2.3750	05/01/25	636,696

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 10.7% (Continued)
	SPECIALTY FINANCE — 3.1% (Continued)

	TOTAL CONVERTIBLE BONDS (Cost $2,416,463)			2,209,331

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 42.3%
	AUTOMOTIVE — 2.9%
639,000	American Axle & Manufacturing, Inc. (a)	5.0000	10/01/29	$600,257

	HOME CONSTRUCTION — 3.0%
635,000	Beazer Homes USA, Inc. (a)	5.8750	10/15/27	614,801

	INTERNET MEDIA & SERVICES — 1.7%
332,000	Uber Technologies, Inc. (c)	8.0000	11/01/26	353,148

	MACHINERY — 3.3%
687,000	Titan International, Inc.	7.0000	04/30/28	689,927

	METALS & MINING — 2.0%
475,000	Coeur Mining, Inc. (c)	5.1250	02/15/29	413,298

	OIL & GAS PRODUCERS — 5.2%
350,000	Occidental Petroleum Corporation	6.6000	03/15/46	411,990
671,000	PBF Logistics, L.P. / PBF Logistics Finance	6.8750	05/15/23	670,162
				1,082,152
	OIL & GAS SERVICES & EQUIPMENT — 9.0%
1,154,000	Transocean, Inc. (a),(c)	11.5000	01/30/27	1,193,287
953,000	Transocean, Inc.	6.8000	03/15/38	645,248
				1,838,535
	REAL ESTATE OWNERS & DEVELOPERS — 2.0%
445,000	Howard Hughes Corporation (The) (c)	4.3750	02/01/31	419,141

	REITS — 6.9%
1,278,000	CoreCivic, Inc.	4.7500	10/15/27	1,116,276

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.3% (Continued)
	REITS — 6.9% (Continued)
332,000	Service Properties Trust		5.2500	02/15/26	$311,791
					1,428,067
	RETAIL - DISCRETIONARY — 3.6%
411,000	BATH & BODY WORKS INC		6.7500	07/01/36	421,133
373,000	Bed Bath & Beyond, Inc.		5.1650	08/01/44	264,899
74,000	Kohl’s Corporation		5.5500	07/17/45	73,301
					759,333
	SPECIALTY FINANCE — 2.7%
566,000	Enova International, Inc. Series B (c)		8.5000	09/15/25	564,698

	TECHNOLOGY HARDWARE —0.0%(d)
5,543,000	ENERGY CONVERSION DEVICES INC (c),(e),(f),(g)		0	12/15/49	0.0000

	TOTAL CORPORATE BONDS (Cost $10,431,651)				8,763,357

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(d)
	ASSET MANAGEMENT - 0.0% (d)
1,389	Pershing Square Tontine Holdings Ltd.	07/25/2025	$23.00		1,306

	TOTAL WARRANT (Cost $8,509)				1,306

Shares
	SHORT-TERM INVESTMENTS — 26.1%
	COLLATERAL FOR SECURITIES LOANED - 26.1%
5,408,350	Mount Vernon Liquid Assets Portfolio, LLC, , 0.41% (Cost $5,408,350)(h),(i)				5,408,350

	TOTAL INVESTMENTS - 124.1% (Cost $28,534,010)				$25,723,236
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%				(4,989,230)
	NET ASSETS - 100.0%				$20,734,006

CATALYST/SMH TOTAL RETURN INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) March 31, 2022

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $5,209,661.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 3,392,739 or 16.4% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $0, representing 0.0% of net assets.

(f)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $5,408,350 at March 31, 2022.

(i)	Rate disclosed is the seven day effective yield as of March 31, 2022.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	COMMON STOCKS — 1.2%
	SPECIALTY FINANCE - 1.2%
800	AGNC Investment Corporation				$10,480
400	Annaly Capital Management, Inc.(a)				2,816
2,800	Blackstone Mortgage Trust, Inc., Class A				89,012
3,000	New Residential Investment Corporation				32,940
1,500	PennyMac Mortgage Investment Trust				25,335
4,000	Starwood Property Trust, Inc.				96,680
					257,263

	TOTAL COMMON STOCKS (Cost $270,703)				257,263

	EXCHANGE-TRADED FUNDS — 0.4%
	EQUITY - 0.4%
2,400	iShares Mortgage Real Estate ETF				78,408

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,473)				78,408

	PREFERRED STOCKS — 0.5%
	ELECTRICAL EQUIPMENT - 0.5%
4,000	Babcock & Wilcox Enterprises, Inc.				99,624

	TOTAL PREFERRED STOCKS (Cost $100,000)				99,624

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	MORTGAGE-BACKED SECURITIES — 37.7%
	AGENCY CMBS — 1.9%
105,452	Fannie Mae-Aces(b)		5.2710	10/25/32	108,741
102,266	Freddie Mac Multifamily Structured Pass Through		2.8640	08/25/22	102,588
19,155	Freddie Mac Multifamily Structured Pass Through		2.6300	11/25/28	19,162
142,750	Government National Mortgage Association(b)		4.2970	03/16/47	144,807
12,181	Government National Mortgage Association		3.1500	08/16/51	12,213
					387,511

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 37.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8%
30,254	Banc of America Funding 2004-1 Trust(c)		—	03/25/34	$23,117
191	Fannie Mae Interest Strip(d)		7.5000	07/25/22	1
22,539	Fannie Mae Interest Strip(d)		8.0000	07/25/24	1,501
38,158	Fannie Mae Interest Strip(d)		8.5000	10/25/25	2,899
250,110	Fannie Mae Interest Strip(b),(d)		4.0000	07/25/32	29,544
419,921	Fannie Mae Interest Strip(d)		6.0000	07/25/35	81,771
1,016,950	Fannie Mae Interest Strip(b),(d)		5.0000	08/25/35	195,227
9,148	Fannie Mae Interest Strip(b),(d)		7.5000	09/25/37	2,014
185,567	Fannie Mae Interest Strip(d)		5.0000	01/25/38	35,192
98,013	Fannie Mae Interest Strip(d)		6.0000	04/25/38	21,061
489,367	Fannie Mae Interest Strip(d)		4.5000	11/25/39	79,262
332,569	Fannie Mae Interest Strip(d)		4.5000	11/25/39	68,878
1,876,538	Fannie Mae Interest Strip(d)		5.0000	11/25/40	339,285
165,163	Fannie Mae Interest Strip(d)		5.0000	03/25/41	33,114
293,605	Fannie Mae Interest Strip(b),(d)		4.5000	09/25/47	46,320
337,618	Fannie Mae REMIC Trust 2004-W10(c)		0.0000	08/25/34	312,832
172,403	Fannie Mae REMIC Trust 2004-W4(c)		0.0000	06/25/34	158,256
7,704,851	Fannie Mae REMIC Trust 2004-W4(b),(d)		0.0850	06/25/34	32,503
735,374	Fannie Mae REMIC Trust 2004-W5(d),(e)	US0001M + 7.050%	6.5930	02/25/47	115,872
66,812	Fannie Mae REMIC Trust 2005-W2(c)		0.0000	05/25/35	62,816
31,366	Fannie Mae REMICS(d),(e)	US0001M + 8.000%	7.5430	09/25/23	1,254
13,822,934	Fannie Mae REMICS(b),(d)		0.2940	06/25/28	91,296
291,960	Fannie Mae REMICS(d),(e)	US0001M + 7.000%	6.5430	09/25/32	46,504
2,572,899	Fannie Mae REMICS(d)		3.0000	02/25/33	278,084
428,208	Fannie Mae REMICS(d),(e)	US0001M + 7.750%	7.2930	02/25/33	82,173
144,142	Fannie Mae REMICS(d)		6.5000	05/25/33	26,527
818,190	Fannie Mae REMICS(d),(e)	US0001M + 8.250%	7.7930	06/25/33	161,033
153,451	Fannie Mae REMICS(d),(e)	US0001M + 7.600%	7.1430	04/25/34	26,114
11,405	Fannie Mae REMICS(e)	US0001M + 14.240%	13.3270	07/25/34	12,189
397,045	Fannie Mae REMICS(d),(e)	US0001M + 6.500%	6.0430	09/25/34	46,409
408,729	Fannie Mae REMICS(d),(e)		5.0000	10/25/34	71,014
281,496	Fannie Mae REMICS(d),(e)	US0001M + 6.100%	5.6430	10/25/35	39,589
554,125	Fannie Mae REMICS(d),(e)	US0001M + 6.700%	6.2430	10/25/35	79,039
428,112	Fannie Mae REMICS(d),(e)	US0001M + 6.630%	6.1730	11/25/36	61,533

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 37.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
219,140	Fannie Mae REMICS(d),(e)	US0001M + 6.780%	6.3230	05/25/37	$40,799
265,353	Fannie Mae REMICS(d),(e)	US0001M + 7.150%	6.6930	07/25/37	53,897
242,785	Fannie Mae REMICS(d),(e)	US0001M + 6.100%	5.6430	05/25/39	34,264
1,162,718	Fannie Mae REMICS(d),(e)	US0001M + 6.350%	5.8930	04/25/40	149,039
935,867	Fannie Mae REMICS(d),(e)	US0001M + 6.350%	5.8930	05/25/40	120,180
633,256	Fannie Mae REMICS(d),(e)	US0001M + 6.450%	5.9930	06/25/40	97,744
144,482	Fannie Mae REMICS(d),(e)	US0001M + 535.500%	4.5000	12/25/41	26,109
757,390	Fannie Mae REMICS(d),(e)	US0001M + 6.550%	6.0930	09/25/42	150,161
55,800	Fannie Mae REMICS(d),(e)	US0001M + 6.160%	5.7030	10/25/42	7,918
98,458	Fannie Mae REMICS(d),(e)	US0001M + 1.800%	1.6620	01/25/43	102
220,666	Fannie Mae REMICS(d),(e)	US0001M + 6.150%	5.6930	02/25/43	36,801
244,433	Fannie Mae REMICS(d),(e)	US0001M + 4.000%	3.5430	06/25/43	3,882
175,738	Fannie Mae REMICS(e)	US0001M + 13.000%	11.1740	07/25/43	193,780
1,489,037	Fannie Mae REMICS(d)		2.5000	07/25/50	194,863
1,827,116	Fannie Mae Trust 2003-W6(d),(e)	US0001M + 7.600%	7.1430	09/25/42	320,317
100,819	Fannie Mae Trust 2005-W3(e)	US0001M + 0.220%	0.6770	03/25/45	100,563
141,173	Freddie Mac REMICS(d),(e)	US0001M + 7.870%	7.4730	05/15/29	16,241
233,880	Freddie Mac REMICS(d),(e)	US0001M + 8.000%	7.6030	12/15/31	32,397
550,520	Freddie Mac REMICS(d),(e)	US0001M + 7.000%	6.6030	01/15/32	70,924
296,261	Freddie Mac REMICS(d),(e)	US0001M + 8.100%	7.7030	08/15/32	27,150
34,123	Freddie Mac REMICS(e)	US0001M + 14.400%	13.4480	12/15/32	37,810
40,826	Freddie Mac REMICS(e)	US0001M + 13.000%	12.2070	05/15/33	44,771
90,834	Freddie Mac REMICS(e)	US0001M + 24.273%	22.8190	05/15/35	121,357
56,734	Freddie Mac REMICS		5.0000	09/15/35	59,029
952,171	Freddie Mac REMICS(d),(e)	US0001M + 6.590%	6.1930	10/15/35	149,031
732,062	Freddie Mac REMICS(d),(e)	US0001M + 6.000%	5.6030	02/15/36	103,777
420,279	Freddie Mac REMICS(d),(e)	US0001M + 6.500%	6.1030	02/15/36	67,281
534,771	Freddie Mac REMICS(d),(e)	US0001M + 6.650%	6.2530	04/15/36	90,529
430,995	Freddie Mac REMICS(d),(e)	US0001M + 6.570%	6.1730	05/15/36	53,595
1,020,229	Freddie Mac REMICS(d),(e)	US0001M + 6.060%	5.6630	07/15/36	147,866
518,696	Freddie Mac REMICS(d),(e)	US0001M + 6.580%	6.1830	09/15/36	89,322
182,000	Freddie Mac REMICS		5.5000	11/15/36	203,927

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 37.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
502,146	Freddie Mac REMICS(d),(e)	US0001M + 5.950%	5.5530	12/15/36	$69,970
172,345	Freddie Mac REMICS(d)		6.5000	12/15/37	31,244
433,386	Freddie Mac REMICS(d),(e)	US0001M + 6.100%	5.7030	07/15/39	59,580
86,908	Freddie Mac REMICS(d)		4.5000	05/15/40	3,540
180,399	Freddie Mac REMICS(d)		4.0000	08/15/40	11,612
123,010	Freddie Mac REMICS(e)	US0001M + 14.910%	13.7200	12/15/40	148,615
261,573	Freddie Mac REMICS(e)	US0001M + 13.200%	12.0100	02/15/41	287,846
27,890	Freddie Mac REMICS(d)		5.0000	03/15/41	1,097
212,023	Freddie Mac REMICS(d),(e)	US0001M + 6.600%	6.2030	11/15/41	19,172
2,105,603	Freddie Mac REMICS(d),(e)	US0001M + 1.295%	1.1960	01/15/43	94,394
215,791	Freddie Mac REMICS(e)	US0001M + 6.000%	5.4050	03/15/43	196,204
4,144,380	Freddie Mac REMICS(d),(e)	US0001M + 1.170%	1.0800	08/15/43	65,699
1,220,077	Freddie Mac REMICS(d)		5.5000	12/25/43	227,542
94,673	Freddie Mac Strips(d)		7.0000	04/01/27	10,363
880,046	Freddie Mac Strips(d),(e)	US0001M + 6.500%	6.1030	07/15/36	172,341
572,030	Freddie Mac Strips(d),(e)	US0001M + 7.700%	7.3030	07/15/36	143,942
288,399	Freddie Mac Strips(d),(e)	US0001M + 8.600%	8.2030	11/15/36	91,099
121,896	Freddie Mac Strips(d),(e)	US0001M + 6.600%	6.2030	12/15/36	16,915
34,091	Government National Mortgage Association(e)		1.9360	05/20/41	35,316
21,556	Government National Mortgage Association Series 2013-22 GA		2.5000	10/20/41	22,770
29,219	Government National Mortgage Association(e)	US0001M + 4.100%	3.6510	02/20/42	27,389
1,859,484	Government National Mortgage Association(d),(e)	US0001M + 2.625%	2.4230	08/20/45	107,058
269,339	Government National Mortgage Association(d),(e)	US0001M + 6.200%	5.7510	05/20/48	37,556
					7,390,913
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,086,507)				7,778,424

	U.S. GOVERNMENT & AGENCIES — 3.9%
	AGENCY FIXED RATE — 3.9%
4,862	Fannie Mae Pool AM6381		3.2900	08/01/26	4,937
718,617	Freddie Mac Gold Pool G60687		8.5000	05/01/31	792,433
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $823,207)				797,370

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 25.7%
	MONEY MARKET FUNDS - 25.7%
2,136,638	Fidelity Government Portfolio, CLASS I, 0.11%(f)					2,136,638
3,171,796	First American Government Obligations Fund, Class U, 0.20%(f)					3,171,796
	TOTAL MONEY MARKET FUNDS (Cost $5,308,434)					5,308,434

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,308,434)					5,308,434

Contracts(g)
	EQUITY OPTIONS PURCHASED - 0.0% (h)	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%(h)
1	Annaly Capital Management, Inc.	IB	04/14/2022	$9	$704	$192
	TOTAL PUT OPTIONS PURCHASED (Cost - $198)

	TOTAL INVESTMENTS - 69.4% (Cost $15,674,522)					$14,319,715
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $4,550)					(6,004)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 30.6%					6,324,293
	NET ASSETS - 100.0%					$20,638,004

Contracts(g)
	WRITTEN EQUITY OPTIONS - 0.0% (i)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(i)
6,004	Annaly Capital Management, Inc.	IB	04/14/2022	$9	$4,226,816	$6,004
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $4,550)

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Depreciation
10	CME 3 Month Eurodollar Future	06/16/2025	$2,437,250	$(5,125)
10	CME 3 Month Eurodollar Future	09/15/2025	2,439,125	(3,875)
10	CME 3 Month Eurodollar Future	12/15/2025	2,440,250	(2,875)
10	CME 3 Month Eurodollar Future	03/16/2026	2,441,375	(2,125)
	TOTAL FUTURES CONTRACTS			$(14,000)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation
25	CBOT 5 Year US Treasury Note	06/30/2022	$2,867,200	$57,527
15	CME 3 Month Eurodollar Future	03/13/2023	3,639,000	34,063
10	CME 3 Month Eurodollar Future	03/18/2024	2,426,875	31,625
30	CME 3 Month Eurodollar Future	03/17/2025	7,304,625	34,188
15	CME 3 Month Eurodollar Future	06/13/2022	3,692,625	4,063
10	CME 3 Month Eurodollar Future	06/19/2023	2,421,750	45,375
30	CME 3 Month Eurodollar Future	06/17/2024	7,287,375	84,374
15	CME 3 Month Eurodollar Future	09/19/2022	3,668,250	14,000
10	CME 3 Month Eurodollar Future	09/18/2023	2,422,000	41,750
30	CME 3 Month Eurodollar Future	09/16/2024	7,292,625	76,124
15	CME 3 Month Eurodollar Future	12/19/2022	3,650,250	18,875
10	CME 3 Month Eurodollar Future	12/18/2023	2,424,250	37,750
30	CME 3 Month Eurodollar Future	12/16/2024	7,297,125	69,750
	TOTAL FUTURES CONTRACTS			$549,464

ETF	- Exchange-Traded Fund

REMIC	- Real Estate Mortgage Investment Conduit

IB	Interactive Brokers

US0001M	ICE LIBOR USD 1 Month

(a)	All or a portion of the security is held as collateral for open options.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Zero coupon bond.

(d)	Interest only securities.

(e)	Variable rate security; the rate shown represents the rate on March 31, 2022.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	Percentage rounds to less than 0.1%.

(i)	Percentage rounds to greater than (0.1%).

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 92.0%
	FIXED INCOME - 92.0%
537,464	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF					$27,797,638
81,948	JPMorgan Ultra-Short Income ETF					4,119,526
593,165	PGIM Ultra Short Bond ETF(a)					29,189,650
339,723	Vanguard Short-Term Corporate Bond ETF					26,528,969
						87,635,783

	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,871,942)					87,635,783

Principal Amount ($)				Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.7%
	BEVERAGES — 0.3%
350,000	Molson Coors Beverage Company			3.5000	05/01/22	350,451

	MACHINERY — 0.4%
350,000	John Deere Capital Corporation			2.9500	04/01/22	350,000

	TOTAL CORPORATE BONDS (Cost $700,448)					700,451

Contracts(b)
	EQUITY OPTIONS PURCHASED - 10.8%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 7.0%
100	SPDR S&P 500 ETF Trust	FCS	05/20/2022	$444	$4,516,400	$181,400
25	SPDR S&P 500 ETF Trust	FCS	05/20/2022	450	1,129,100	35,250
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	433	6,774,600	453,375
75	SPDR S&P 500 ETF Trust	FCS	06/17/2022	435	3,387,300	217,800
25	SPDR S&P 500 ETF Trust	FCS	06/17/2022	439	1,129,100	70,975
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	447	5,193,860	224,940
125	SPDR S&P 500 ETF Trust	FCS	06/17/2022	465	5,645,500	109,625
50	SPDR S&P 500 ETF Trust	FCS	09/16/2022	447	2,258,200	144,025
125	SPDR S&P 500 ETF Trust	FCS	09/30/2022	461	5,645,500	263,125
75	SPDR S&P 500 ETF Trust	FCS	09/30/2022	468	3,387,300	127,763
200	SPDR S&P 500 ETF Trust	FCS	09/30/2022	470	9,032,800	354,000
285	SPDR S&P 500 ETF Trust	FCS	12/16/2022	440	12,871,740	1,231,485
100	SPDR S&P 500 ETF Trust	FCS	12/16/2022	455	4,516,400	310,000
120	SPDR S&P 500 ETF Trust	FCS	12/16/2022	460	5,419,680	348,000
70	SPDR S&P 500 ETF Trust	FCS	01/20/2023	430	3,161,480	365,540
50	SPDR S&P 500 ETF Trust	FCS	01/20/2023	445	2,258,200	197,650
100	SPDR S&P 500 ETF Trust	FCS	01/20/2023	460	4,516,400	301,800
125	SPDR S&P 500 ETF Trust	FCS	03/17/2023	430	5,645,500	686,000

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(b)
	EQUITY OPTIONS PURCHASED - 10.8% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 7.0% (Continued)
25	SPDR S&P 500 ETF Trust	FCS	03/17/2023	$435	$1,129,100	$132,875
120	SPDR S&P 500 ETF Trust	FCS	03/17/2023	440	5,419,680	605,520
50	SPDR S&P 500 ETF Trust	FCS	03/17/2023	445	2,258,200	226,700
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,761,282)					6,587,848

	PUT OPTIONS PURCHASED - 3.8%
125	SPDR S&P 500 ETF Trust	FCS	05/20/2022	$424	$5,645,500	$66,125
340	SPDR S&P 500 ETF Trust	FCS	06/17/2022	422	15,355,760	267,580
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	425	6,774,600	130,350
50	SPDR S&P 500 ETF Trust	FCS	09/16/2022	422	2,258,200	74,900
100	SPDR S&P 500 ETF Trust	FCS	09/30/2022	417	4,516,400	154,250
100	SPDR S&P 500 ETF Trust	FCS	09/30/2022	418	4,516,400	156,350
200	SPDR S&P 500 ETF Trust	FCS	09/30/2022	422	9,032,800	331,300
230	SPDR S&P 500 ETF Trust	FCS	12/16/2022	415	10,387,720	451,030
275	SPDR S&P 500 ETF Trust	FCS	12/16/2022	420	12,420,100	586,300
120	SPDR S&P 500 ETF Trust	FCS	01/20/2023	415	5,419,680	254,220
100	SPDR S&P 500 ETF Trust	FCS	01/20/2023	425	4,516,400	235,400
320	SPDR S&P 500 ETF Trust	FCS	03/17/2023	415	14,452,480	760,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,059,735)					3,467,805

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $10,821,017)					10,055,653

	TOTAL INVESTMENTS - 103.5% (Cost $102,393,407)					$98,391,887
	CALL OPTIONS WRITTEN - (2.2)% (Proceeds - $2,277,874)					(2,059,550)
	PUT OPTIONS WRITTEN - (5.7)% (Proceeds - $7,180,873)					(5,250,340)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.4%					4,177,279
	NET ASSETS - 100.0%					$95,259,276

	WRITTEN EQUITY OPTIONS - (7.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (2.2)%
100	SPDR S&P 500 ETF Trust	FCS	05/20/2022	$460	$4,516,400	$81,200
25	SPDR S&P 500 ETF Trust	FCS	05/20/2022	467	1,129,100	12,625
225	SPDR S&P 500 ETF Trust	FCS	06/17/2022	492	10,161,900	41,400
265	SPDR S&P 500 ETF Trust	FCS	06/17/2022	501	11,968,460	25,440
50	SPDR S&P 500 ETF Trust	FCS	09/16/2022	471	2,258,200	79,700
400	SPDR S&P 500 ETF Trust	FCS	09/30/2022	503	18,065,600	167,200
210	SPDR S&P 500 ETF Trust	FCS	12/16/2022	490	9,484,440	284,760
225	SPDR S&P 500 ETF Trust	FCS	12/16/2022	495	10,161,900	241,200
70	SPDR S&P 500 ETF Trust	FCS	12/16/2022	500	3,161,480	63,000
220	SPDR S&P 500 ETF Trust	FCS	01/20/2023	500	9,936,080	235,400
100	SPDR S&P 500 ETF Trust	FCS	03/17/2023	470	4,516,400	287,750

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(b)
	WRITTEN EQUITY OPTIONS - (7.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (2.2)% (Continued)
95	SPDR S&P 500 ETF Trust	FCS	03/17/2023	$475	$4,290,580	$251,750
125	SPDR S&P 500 ETF Trust	FCS	03/17/2023	480	5,645,500	288,125
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,277,874)					2,059,550

	PUT OPTIONS WRITTEN - (5.7)%
100	SPDR S&P 500 ETF Trust	FCS	05/20/2022	$444	$4,516,400	$92,000
25	SPDR S&P 500 ETF Trust	FCS	05/20/2022	450	1,129,100	27,500
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	433	6,774,600	156,450
75	SPDR S&P 500 ETF Trust	FCS	06/17/2022	435	3,387,300	83,925
25	SPDR S&P 500 ETF Trust	FCS	06/17/2022	439	1,129,100	28,100
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	447	5,193,860	167,325
125	SPDR S&P 500 ETF Trust	FCS	06/17/2022	465	5,645,500	270,625
50	SPDR S&P 500 ETF Trust	FCS	09/16/2022	447	2,258,200	110,000
125	SPDR S&P 500 ETF Trust	FCS	09/30/2022	461	5,645,500	359,875
75	SPDR S&P 500 ETF Trust	FCS	09/30/2022	468	3,387,300	238,575
200	SPDR S&P 500 ETF Trust	FCS	09/30/2022	470	9,032,800	655,400
285	SPDR S&P 500 ETF Trust	FCS	12/16/2022	440	12,871,740	719,625
100	SPDR S&P 500 ETF Trust	FCS	12/16/2022	455	4,516,400	307,000
120	SPDR S&P 500 ETF Trust	FCS	12/16/2022	460	5,419,680	392,160
70	SPDR S&P 500 ETF Trust	FCS	01/20/2023	430	3,161,480	175,280
50	SPDR S&P 500 ETF Trust	FCS	01/20/2023	445	2,258,200	148,700
100	SPDR S&P 500 ETF Trust	FCS	01/20/2023	460	4,516,400	358,800
125	SPDR S&P 500 ETF Trust	FCS	03/17/2023	430	5,645,500	351,750
25	SPDR S&P 500 ETF Trust	FCS	03/17/2023	435	1,129,100	70,550
120	SPDR S&P 500 ETF Trust	FCS	03/17/2023	440	5,419,680	372,000
50	SPDR S&P 500 ETF Trust	FCS	03/17/2023	445	2,258,200	164,700
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $7,180,873)					5,250,340

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $9,458,747)					$7,309,890

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

FCS	- StoneX Group, Inc.

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1%
	AUTO LOAN — 0.3%
2,000,000	Carvana Auto Receivables Trust 2021-N2(a)		2.9000	03/10/28	$1,887,126

	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2%
4,462,117	Adjustable Rate Mortgage Trust 2005-12(b)	US0001M + 0.500%	0.9570	03/25/36	1,782,560
288,382	Adjustable Rate Mortgage Trust 2007-3(a),(c)		5.2610	11/25/37	250,067
899,439	Alternative Loan Trust 2004-25CB		6.0000	12/25/34	879,828
778,088	Alternative Loan Trust 2005-11CB		5.5000	06/25/25	725,858
444,777	Alternative Loan Trust 2005-11CB		5.5000	06/25/35	414,920
803,298	Alternative Loan Trust 2005-14(b)	US0001M + 0.580%	1.0370	05/25/35	575,549
123,586	Alternative Loan Trust 2005-28CB		6.0000	08/25/35	74,471
1,142,928	Alternative Loan Trust 2005-35CB		5.5000	09/25/35	1,014,751
252,476	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	241,928
146,118	Alternative Loan Trust 2005-3CB		5.2500	03/25/35	138,876
2,655,823	Alternative Loan Trust 2005-43(c)		2.7360	10/25/35	2,459,854
168,053	Alternative Loan Trust 2005-46CB		5.7500	10/25/35	150,992
1,902,375	Alternative Loan Trust 2005-64CB 1A15		5.5000	12/25/35	1,851,314
775,513	Alternative Loan Trust 2005-64CB 1A3		6.0000	12/25/35	761,796
503,148	Alternative Loan Trust 2005-65CB		6.0000	01/25/36	434,984
2,226,396	Alternative Loan Trust 2005-69(b)	12MTA + 1.000%	1.1410	12/25/35	2,150,542
608,027	Alternative Loan Trust 2005-86CB		5.5000	02/25/36	458,391
853,751	Alternative Loan Trust 2005-J12(d)		5.4150	11/25/35	541,322
932,219	Alternative Loan Trust 2005-J13		5.5000	11/25/35	775,324
2,765,195	Alternative Loan Trust 2006-16CB		6.0000	06/25/36	2,016,328
5,641,926	Alternative Loan Trust 2006-20CB A5(b),(e)	US0001M + 7.150%	6.6930	07/25/36	1,247,102
6,529,845	Alternative Loan Trust 2006-20CB A7(b),(e)	US0001M + 5.500%	5.0430	07/25/36	1,087,839
919,704	Alternative Loan Trust 2006-23CB		6.0000	08/25/36	916,070
447,817	Alternative Loan Trust 2006-28CB		6.5000	10/25/36	313,820
1,091,512	Alternative Loan Trust 2006-32CB		6.0000	11/25/36	813,592
524,656	Alternative Loan Trust 2006-42		6.0000	01/25/47	387,737
1,175,659	Alternative Loan Trust 2006-45T1		6.0000	02/25/37	856,566
200,568	Alternative Loan Trust 2006-4CB 2A3		5.5000	04/25/36	183,614
1,323,288	Alternative Loan Trust 2006-4CB 2A6		5.5000	04/25/36	1,211,427
1,911,037	Alternative Loan Trust 2006-9T1		6.0000	05/25/36	1,106,801
298,225	Alternative Loan Trust 2006-J3		5.7500	05/25/26	290,473
1,874,423	Alternative Loan Trust 2006-J4		6.0000	07/25/36	1,445,056
711,114	Alternative Loan Trust 2007-12T1 A3		6.0000	06/25/37	463,120

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
2,070,860	Alternative Loan Trust 2007-23CB		6.5000	09/25/37	$1,504,319
7,500,000	American Home Mortgage Investment Trust 2004-4(d)		6.0000	02/25/45	7,438,317
735,000	Angel Oak Mortgage Trust, LLC 2020-5(a),(c)		4.2500	05/25/65	726,263
250,831	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	241,632
311,241	Banc of America Alternative Loan Trust 2006-5		6.0000	06/25/46	299,719
830,041	Banc of America Alternative Loan Trust 2006-6 2A10		6.0000	07/25/46	799,238
598,471	Banc of America Alternative Loan Trust 2006-6 2A8		6.0000	07/25/46	576,261
7,384	Banc of America Funding 2004-3 Trust		5.5000	10/25/34	7,275
179,079	Banc of America Funding 2005-5 Trust		5.5000	09/25/35	182,567
289,262	Banc of America Funding 2005-H Trust(c)		2.7100	11/20/35	282,867
50,340	Banc of America Funding 2006 J Trust 2A3(c)		3.1500	01/20/47	47,019
388,931	Banc of America Funding 2006 J Trust 4A1(c)		3.4820	01/20/47	377,577
110,905	Banc of America Funding 2006-5 Trust		6.0000	09/25/36	105,067
497,251	Banc of America Funding 2006-H Trust(c)		3.1200	09/20/46	482,989
501,976	Banc of America Funding 2007-4 Trust(d)		5.7740	05/25/37	500,343
2,636,743	Banc of America Funding 2007-4 Trust		6.0000	06/25/37	2,587,196
174,410	Banc of America Funding 2007-A Trust(b)	US0001M + 0.420%	0.8690	02/20/47	161,623
431,470	Banc of America Funding 2009-R9 Trust(a),(c)		3.6560	11/25/56	367,818
426,403	Banc of America Funding 2010-R8 Trust(a)		5.7500	05/26/36	360,287
163,860	Banc of America Mortgage 2005-A Trust 1A1(c)		2.4970	02/25/35	147,039
73,264	Banc of America Mortgage 2005-A Trust 2A1(c)		2.5750	02/25/35	75,398
14,437	Banc of America Mortgage 2005-G Trust(c)		3.0670	08/25/35	13,920
372,013	Banc of America Mortgage 2006-A Trust(c)		2.7120	02/25/36	365,559
2,481,886	Banc of America Mortgage 2007-2 Trust A1(b)	US0001M + 0.350%	0.8070	05/25/37	1,849,113
699,025	Banc of America Mortgage 2007-2 Trust A3		6.0000	05/25/37	628,453
236,328	Banc of America Mortgage 2007-2 Trust A6		5.7500	05/25/37	210,117
947,840	Bear Stearns ALT-A Trust 2005-4(c)		2.5910	05/25/35	944,668
676,918	Bear Stearns ALT-A Trust 2005-5(c)		3.1980	07/25/35	626,111
198,091	Bear Stearns ALT-A Trust 2005-7(c)		2.8800	09/25/35	146,311
953,798	Bear Stearns ALT-A Trust 2006-6(c)		2.8920	11/25/36	602,781
308,147	Bear Stearns ALT-A Trust 2006-8(c)		2.8700	08/25/46	239,218
97,396	Bear Stearns ARM Trust 2004-7(c)		2.6250	10/25/34	82,759
157,688	Bear Stearns ARM Trust 2005-12(c)		3.3480	02/25/36	147,193
68,761	Bear Stearns ARM Trust 2006-2(c)		2.9470	07/25/36	66,563
296,890	Bear Stearns ARM Trust 2006-4(c)		2.7940	10/25/36	283,799
204,669	Bear Stearns Asset Backed Securities I Trust 2006-AC3(b)	US0001M + 0.400%	0.8570	05/25/36	79,954

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
205,916	Chase Mortgage Finance Trust Series 2005-S2		5.5000	10/25/35	$204,331
490,055	Chase Mortgage Finance Trust Series 2006-S2		6.2500	10/25/36	272,050
334,605	Chase Mortgage Finance Trust Series 2006-S3		6.0000	11/25/36	200,094
646,600	Chase Mortgage Finance Trust Series 2006-S4		6.0000	12/25/36	398,385
235,733	ChaseFlex Trust Series 2005-2		6.5000	06/25/35	175,945
107,764	ChaseFlex Trust Series 2006-1(c)		6.3000	06/25/36	101,836
350,071	ChaseFlex Trust Series 2007-1		6.5000	02/25/37	167,621
152,178	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1(a),(b)	US0001M + 0.330%	0.7870	01/25/35	153,300
698,237	CHL Mortgage Pass-Through Trust 2003-46(c)		4.0150	01/19/34	694,516
97,418	CHL Mortgage Pass-Through Trust 2003-56(c)		3.8350	12/25/33	105,131
704,104	CHL Mortgage Pass-Through Trust 2004-HYB6(c)		2.5290	11/20/34	715,647
327,328	CHL Mortgage Pass-Through Trust 2005-18		5.5000	10/25/35	237,975
867,586	CHL Mortgage Pass-Through Trust 2005-21		5.5000	10/25/35	655,196
313,237	CHL Mortgage Pass-Through Trust 2005-24		5.5000	11/25/35	219,955
114,105	CHL Mortgage Pass-Through Trust 2005-HYB2(c)		2.9590	05/20/35	110,711
571,688	CHL Mortgage Pass-Through Trust 2005-HYB9(b)	US0012M + 1.750%	1.9910	02/20/36	567,947
1,035,447	CHL Mortgage Pass-Through Trust 2006-12		6.0000	07/25/36	702,975
423,492	CHL Mortgage Pass-Through Trust 2006-HYB2(c)		3.1720	04/20/36	367,006
121,211	CHL Mortgage Pass-Through Trust 2006-J4		6.2500	09/25/36	63,678
1,550,140	CHL Mortgage Pass-Through Trust 2007-1		6.0000	03/25/37	1,042,809
850,377	CHL Mortgage Pass-Through Trust 2007-17		6.7500	10/25/37	310,536
347,411	CHL Mortgage Pass-Through Trust 2007-8		6.0000	01/25/38	219,913
478,790	CHL Mortgage Pass-Through Trust 2007-HY3(c)		3.2110	06/25/47	495,736
1,411,744	CHL Mortgage Pass-Through Trust 2007-HYB1(c)		3.3230	03/25/37	1,253,888
433,633	CHL Mortgage Pass-Through Trust 2007-J2 1A1		6.0000	07/25/37	402,456
167,831	CHL Mortgage Pass-Through Trust 2007-J2 2A5		6.0000	07/25/37	86,544
847,996	Citicorp Mortgage Securities Trust Series 2006-3		6.2500	06/25/36	839,950
5,860,827	Citicorp Mortgage Securities Trust Series 2008-1		6.2500	02/25/38	5,837,934
173,449	Citigroup Mortgage Loan Trust 2005-3(c)		2.8630	08/25/35	160,068
436,915	Citigroup Mortgage Loan Trust 2006-AR5(c)		2.5950	07/25/36	404,631
339,660	Citigroup Mortgage Loan Trust 2007-6(c)		2.2200	03/25/37	298,087
122,331	Citigroup Mortgage Loan Trust 2009-6(a),(c)		6.0000	08/25/22	118,276
408,894	Citigroup Mortgage Loan Trust, Inc.(a),(b)	US0001M + 0.350%	0.8070	02/25/31	398,792
3,549,633	Citigroup Mortgage Loan Trust, Inc.(c)		2.4630	05/25/47	3,310,940
600,765	CitiMortgage Alternative Loan Trust Series 2007-A1 1A3		6.0000	01/25/37	584,117
955,561	CitiMortgage Alternative Loan Trust Series 2007-A1 1A5		6.0000	01/25/37	929,081

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
143,321	CitiMortgage Alternative Loan Trust Series 2007-A3 1A1(b)		6.0000	03/25/37	$140,588
157,603	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	151,339
306,832	Credit Suisse First Boston Mortgage Securities 2003-AR28 6M3(b)	US0001M + 2.750%	3.2070	12/25/33	313,622
297,756	Credit Suisse First Boston Mortgage Securities 2005-11 8A4		6.0000	12/25/35	281,733
698,582	Credit Suisse First Boston Mortgage Securities 2005-12 1A1		6.5000	01/25/36	235,597
464,551	Credit Suisse First Boston Mortgage Securities 2005-5 6A3		5.0000	07/25/35	456,846
2,859,094	Credit Suisse First Boston Mortgage Securities 2005-8 2A1		6.0000	09/25/35	1,417,047
630,836	CSFB Mortgage-Backed Pass-Through Certificates		5.5000	06/25/35	554,668
34,497	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/33	34,515
18,068	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5(c)		2.2190	06/25/34	18,384
1,567,765	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		5.5000	11/25/35	1,086,723
223,557	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	130,158
6,504,880	CSMC Mortgage-Backed Trust 2006-3 1A3(d)		6.3100	04/25/36	923,762
2,008,353	CSMC Mortgage-Backed Trust 2006-3 1A4B(d)		6.1640	04/25/36	285,029
5,065,011	CSMC Mortgage-Backed Trust 2006-3 5A7		6.0000	04/25/36	2,242,725
1,878,496	CSMC Mortgage-Backed Trust 2006-5		6.5000	06/25/36	569,428
669,461	CSMC Mortgage-Backed Trust 2006-5		6.5000	06/25/36	202,934
1,582,615	CSMC Mortgage-Backed Trust 2006-5 3A3		6.5000	06/25/36	479,738
1,706,043	CSMC Mortgage-Backed Trust 2006-5 3A6		6.2500	06/25/36	528,851
2,992,325	CSMC Mortgage-Backed Trust 2006-7 9A5		6.5000	08/25/36	794,148
4,624,367	CSMC Mortgage-Backed Trust 2006-9 4A1		6.0000	11/25/36	3,626,387
2,960,390	CSMC Mortgage-Backed Trust 2007-1 5413		6.0000	02/25/37	2,271,689
540,860	CSMC Mortgage-Backed Trust 2007-1 5A4		6.0000	02/25/37	424,423
51,621	CSMC Mortgage-Backed Trust 2007-5 8A2		6.0000	10/25/24	51,868
3,924,494	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1(b)	US0001M + 0.110%	0.5670	08/25/37	3,503,640
1,141,075	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4(d)		5.8690	10/25/36	1,090,731
629,459	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4(c)		3.0130	06/25/34	639,559
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2(d)		5.0900	01/25/34	99,004
603,325	DSLA Mortgage Loan Trust 2004-AR2(b)	US0001M + 0.800%	1.2490	11/19/44	577,599
71,678	First Horizon Alternative Mortgage Securities 2004-AA3(c)		2.3710	09/25/34	70,401
11,326	First Horizon Alternative Mortgage Securities 2005-AA6(c)		2.2960	08/25/35	10,079
31,653	First Horizon Mortgage Pass-Through Trust 2000-H(c)		2.2510	05/25/30	31,709
332,866	First Horizon Mortgage Pass-Through Trust 2007-AR3(c)		3.1020	11/25/37	315,679
82,403	GMACM Mortgage Loan Trust 2005-AR1(c)		2.7290	03/18/35	81,512
430,797	GMACM Mortgage Loan Trust 2006-J1		5.7500	04/25/36	414,530
117,621	GSMPS Mortgage Loan Trust 1998-5 A(a),(c)		7.5000	06/19/27	115,834

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
211,000	GSMPS Mortgage Loan Trust 1999-2 A(a),(c)		8.0000	09/19/27	$211,904
185,220	GSR Mortgage Loan Trust 2003-5F 2A1		4.0000	08/25/32	185,561
66,652	GSR Mortgage Loan Trust 2004-14 3A2(c)		2.6870	12/25/34	67,678
67,900	GSR Mortgage Loan Trust 2004-2F 6A1		7.0000	01/25/34	71,148
57,958	GSR Mortgage Loan Trust 2004-6F 1A2		5.0000	05/25/34	55,614
515,786	GSR Mortgage Loan Trust 2005-3F		5.5000	03/25/35	509,434
118,153	GSR Mortgage Loan Trust 2005-AR4 4A1(c)		2.2500	07/25/35	119,590
522,704	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	511,244
320,264	GSR Mortgage Loan Trust 2006-3F 2A7		5.7500	03/25/36	329,404
579,081	GSR Mortgage Loan Trust 2006-9F 4A1		6.5000	10/25/36	368,711
142,093	GSR Mortgage Loan Trust 2006-AR1 2A1(c)		2.9060	01/25/36	144,998
294,543	GSR Mortgage Loan Trust 2007-1F 3A1		6.0000	01/25/37	242,201
155,887	HomeBanc Mortgage Trust 2004-2(b)	US0001M + 0.740%	1.1970	12/25/34	153,727
72,483	HomeBanc Mortgage Trust 2005-5(b)	US0001M + 0.680%	1.1370	01/25/36	71,785
483,486	HSI Asset Loan Obligation Trust 2007-2		6.0000	09/25/37	218,787
1,426,672	Impac CMB Trust Series 2004-10 1A1(b)	US0001M + 0.640%	1.0970	03/25/35	1,391,322
173,870	Impac CMB Trust Series 2004-10 4A1(b)	US0001M + 0.740%	1.1970	03/25/35	170,272
385,803	Impac CMB Trust Series 2004-9 1A2(b)	US0001M + 0.880%	1.3370	01/25/35	377,657
955,191	Impac CMB Trust Series 2004-9 M2(b)	US0001M + 0.975%	1.4320	01/25/35	938,854
1,392,255	Impac CMB Trust Series 2005-1 M2(b)	US0001M + 0.750%	1.2070	04/25/35	1,349,627
557,438	Impac CMB Trust Series 2005-4 1M2(b)	US0001M + 0.460%	1.1470	05/25/35	530,714
330,240	Impac CMB Trust Series 2005-5(b)	US0001M + 0.510%	1.2220	08/25/35	312,612
2,309,717	IndyMac IMSC Mortgage Loan Trust 2007-F2		6.0000	07/25/37	2,185,223
478,783	IndyMac INDA Mortgage Loan Trust 2006-AR1(c)		2.8910	08/25/36	437,688
1,210,862	IndyMac INDX Mortgage Loan Trust 2004-AR2(c)		2.7570	06/25/34	1,100,139
185,968	IndyMac INDX Mortgage Loan Trust 2005-AR3(c)		2.5480	04/25/35	188,224
130,356	IndyMac INDX Mortgage Loan Trust 2005-AR5(c)		2.7130	05/25/35	107,247
1,413,503	JP Morgan Alternative Loan Trust 2005-S1		6.5000	12/25/35	735,646
269,380	JP Morgan Alternative Loan Trust 2006-S1		6.0000	03/25/36	194,108
5,900	JP Morgan Mortgage Trust 2004-A3 2A1(c)		2.2400	07/25/34	6,019
645,188	JP Morgan Mortgage Trust 2004-A6(c)		2.1640	12/25/34	635,914
269,095	JP Morgan Mortgage Trust 2004-S1 1A7		5.0000	09/25/34	281,658
43,394	JP Morgan Mortgage Trust 2005-A1 4A1(c)		2.3490	02/25/35	43,966
885,726	JP Morgan Mortgage Trust 2005-A4 B1(c)		2.5160	07/25/35	874,299
170,276	JP Morgan Mortgage Trust 2005-A6 1A2(c)		2.5950	09/25/35	169,535
233,516	JP Morgan Mortgage Trust 2005-S2		6.0000	09/25/35	208,093

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
1,021,845	JP Morgan Mortgage Trust 2005-S3 1A1		6.5000	01/25/36	$692,132
853,289	JP Morgan Mortgage Trust 2006-A2 2A1(c)		2.7530	04/25/36	828,326
37,314	JP Morgan Mortgage Trust 2006-A2 2A2(c)		2.7530	04/25/36	37,245
421,227	JP Morgan Mortgage Trust 2007-A1 5A4(c)		2.3910	07/25/35	411,184
522,021	JP Morgan Mortgage Trust 2007-A3(c)		3.0440	05/25/37	501,526
174,507	JP Morgan Mortgage Trust 2007-S1 2A10		6.0000	03/25/37	100,834
20,453	Lehman Mortgage Trust 2007-9		6.0000	10/25/37	23,841
10,869	MASTR Adjustable Rate Mortgages Trust 2003-5(c)		1.3800	11/25/33	10,390
29,515	MASTR Adjustable Rate Mortgages Trust 2004-4(c)		2.6470	05/25/34	29,373
607,807	MASTR Adjustable Rate Mortgages Trust 2005-2(c)		2.6670	03/25/35	599,100
249,396	MASTR Adjustable Rate Mortgages Trust 2006-2(c)		2.6480	04/25/36	240,533
8,971	MASTR Alternative Loan Trust 2004-5		5.5000	06/25/34	8,967
93,730	MASTR Alternative Loan Trust 2005-3		6.0000	03/25/35	90,033
272,731	MASTR Alternative Loan Trust 2005-5		5.5000	07/25/25	266,638
112,365	MASTR Alternative Loan Trust 2005-6		5.5000	12/25/35	97,453
944,165	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	918,644
351	MASTR Asset Securitization Trust 2005-1(f)		5.0000	05/25/20	211
894,674	MASTR Reperforming Loan Trust 2005-1(a)		8.0000	08/25/34	884,199
8,204,268	MASTR Reperforming Loan Trust 2006-2(a),(c)		4.0780	05/25/36	7,938,399
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2(b)	US0001M + 0.600%	1.0570	03/25/37	36,109
10,911	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3(c)		1.7500	09/25/32	10,881
293,677	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/36	168,174
1,161,058	Merrill Lynch Mortgage Investors Trust Series MLCC(b)	US0001M + 1.125%	1.5820	04/25/28	1,045,620
208,266	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2005-A1-1A Class I-A(c)		2.8620	12/25/34	220,761
204,020	Morgan Stanley Dean Witter Capital I Inc Trust 2003-HYB1(c)		1.4680	03/25/33	186,818
74,462	Morgan Stanley Mortgage Loan Trust 2004-5AR(c)		1.8810	07/25/34	77,747
1,000,000	Morgan Stanley Mortgage Loan Trust 2005-6AR(b)	US0001M + 2.025%	2.4820	11/25/35	1,007,694
323,853	Morgan Stanley Mortgage Loan Trust 2006-2 2A4		5.7500	02/25/36	306,452
929,614	Morgan Stanley Mortgage Loan Trust 2006-2 6A		6.5000	02/25/36	562,272
1,064,579	Morgan Stanley Mortgage Loan Trust 2006-2 7A1(c)		5.4900	02/25/36	822,348
703,764	Morgan Stanley Mortgage Loan Trust 2006-7 4A7		6.0000	06/25/36	493,824
603,751	Morgan Stanley Mortgage Loan Trust 2006-8AR(c)		3.5520	06/25/36	507,550
359,637	MortgageIT Trust 2004-2(b)	US0001M + 1.800%	2.2570	12/25/34	353,684
11,325	MortgageIT Trust 2005-1(b)	US0001M + 1.250%	1.4810	02/25/35	11,198
1,319,339	MRFC Mortgage Pass-Through Trust Series 1999-TBC2 Class A-1(b)	US0001M + 0.480%	0.8770	06/15/30	1,288,889
1,159,255	NAAC Reperforming Loan REMIC Trust Certificates(a)		6.5000	02/25/35	1,125,301

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
1,761,811	New Century Alternative Mortgage Loan Trust 2006-ALT1 AF2(c)		5.9090	07/25/36	$555,800
636,005	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF4(d)		4.7670	10/25/36	179,904
2,208,000	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF6B(d)		4.7670	10/25/36	178,242
527,608	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2(d)		6.0000	07/25/34	508,287
1,297,636	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3(c)		5.3180	08/25/35	821,907
599,900	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4(b)	US0001M + 0.580%	1.0370	08/25/35	356,469
1,059,818	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5(c)		2.3960	10/25/35	910,112
11,934,321	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2(b)	US0001M + 0.400%	0.8570	04/25/36	3,931,978
2,368,178	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-3 A1(b)	US0001M + 0.260%	0.7170	07/25/37	2,337,882
145,248	Prime Mortgage Trust 2004-1		5.2500	08/25/34	145,604
14,016	Prime Mortgage Trust 2006-CL1(b)	US0001M + 0.500%	0.9570	02/25/35	13,859
946,246	Prime Mortgage Trust 2007-1		6.0000	03/25/37	880,965
362,724	RALI Series 2005-QO1 Trust(b)	12MTA + 1.500%	1.6410	08/25/35	325,058
3,823,564	RALI Series 2006-QO2 Trust(b)	US0001M + 0.540%	0.9970	02/25/46	999,728
2,622,140	RALI Series 2006-QO3 Trust(b)	US0001M + 0.520%	0.9770	04/25/46	920,957
322,245	RALI Series 2006-QS16 Trust		6.0000	11/25/36	302,791
91,169	RALI Series 2006-QS17 Trust		6.0000	12/25/36	84,781
457,671	RALI Series 2006-QS5 Trust		6.0000	05/25/36	434,924
299,089	Residential Asset Securitization Trust 2004-A7 A2		5.5000	10/25/34	293,103
6,459,044	Residential Asset Securitization Trust 2005-A11CB 2A1		4.8500	10/25/35	4,010,466
133,966	Residential Asset Securitization Trust 2005-A4 A1(b)	US0001M + 0.450%	0.9070	04/25/35	79,244
500,531	Residential Asset Securitization Trust 2006-A1 1A1		6.0000	04/25/36	311,414
898,399	Residential Asset Securitization Trust 2006-A13 A1		6.2500	12/25/36	442,256
735,774	Residential Asset Securitization Trust 2006-A6 1A1		6.5000	07/25/36	315,741
3,647,282	Residential Asset Securitization Trust 2006-A6 1A13		6.0000	07/25/36	1,499,539
2,816,973	Residential Asset Securitization Trust 2006-A6 1A14		6.0000	07/25/36	1,158,153
603,095	Residential Asset Securitization Trust 2006-A8		6.7500	08/25/36	256,832
2,804,867	Residential Asset Securitization Trust 2007-A1 A9		5.7500	03/25/37	1,306,301
489,369	Residential Asset Securitization Trust 2007-A2		6.0000	04/25/37	367,283
3,137,909	Residential Asset Securitization Trust 2007-A2 1A2		6.0000	04/25/37	2,355,099
1,286,177	Residential Asset Securitization Trust 2007-A5 2A5		6.0000	05/25/37	950,352
365,398	Residential Asset Securitization Trust 2007-A7 A6		6.0000	07/25/37	190,362
216,867	Residential Asset Securitization Trust 2007-A8 1A2		6.0000	08/25/37	163,694
2,100,898	Residential Asset Securitization Trust 2007-A8 3A1(c)		6.2220	08/25/22	1,350,238

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
445,416	Residential Asset Securitization Trust 2007-A9		6.2500	09/25/37	$239,835
1,356,597	Residential Asset Securitization Trust 2007-A9 A3		6.2500	09/25/37	730,463
28,237	RFMSI Series 2005-SA3 3A Trust(c)		2.8490	08/25/35	27,337
54,669	RFMSI Series 2006-S3 A2 Trust		5.5000	03/25/36	50,088
707,571	RFMSI Series 2007-S1 A5 Trust		6.0000	01/25/37	668,652
225,300	RFMSI Series 2007-S6 1A16 Trust		6.0000	06/25/37	214,604
740,257	Sequoia Mortgage Trust 2018-CH4(a),(c)		5.0250	10/25/48	725,792
428,698	STARM Mortgage Loan Trust 2007-2(c)		2.2240	04/25/37	279,232
189,300	Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1(c)		1.2050	11/25/34	179,571
224,480	Structured Adjustable Rate Mortgage Loan Trust 2004-19 1A2(c)		1.7730	01/25/35	224,738
222,040	Structured Adjustable Rate Mortgage Loan Trust 2005-7 3A1(c)		2.6140	04/25/35	224,037
349,437	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.190%	0.6470	09/25/47	334,419
227,440	Structured Asset Securities Corp Mor Cer Ser 2003-31A(c)		2.3060	10/25/33	231,440
1,852,617	Structured Asset Securities Corporation 1998-RF1 A(a),(c)		4.2060	04/15/27	1,850,234
1,236,140	SunTrust Alternative Loan Trust 2006-1F		6.5000	04/25/36	687,894
20,785,000	TBW Mortgage-Backed Trust 2006-5 A4(d)		6.2000	11/25/36	4,749,027
645,298	TBW Mortgage-Backed Trust 2006-6 A2A(b)	US0001M + 0.360%	0.8170	01/25/37	204,560
940,810	TBW Mortgage-Backed Trust 2006-6 A3(d)		5.7500	01/25/37	422,452
1,963,000	TBW Mortgage-Backed Trust 2007-2 A2B(c)		5.9100	07/25/37	179,263
1,525,000	TBW Mortgage-Backed Trust 2007-2 A3B(c)		6.0430	07/25/37	136,208
3,295,120	TBW Mortgage-Backed Trust 2007-2 A6B(d)		6.1530	07/25/37	301,798
164,546	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	38,043
4,633,297	TBW Mortgage-Backed Trust Series 2006-3 3A		6.5000	07/25/36	1,685,345
6,454,997	Thornburg Mortgage Securities Trust 2006-3(c)		2.3910	06/25/46	5,062,840
14,377	Thornburg Mortgage Securities Trust 2006-4(c)		3.3360	07/25/36	12,824
2,358,942	Thornburg Mortgage Securities Trust 2007-2(b)	US0012M + 1.250%	3.2610	06/25/37	2,314,163
349,155	Thornburg Mortgage Securities Trust 2007-3(b)	US0012M + 1.250%	3.2610	06/25/47	294,932
573,000	Verus Securitization Trust 2020-2(a),(c)		5.3600	05/25/60	564,377
1,257,681	Voyager CNTYW Delaware Trust(a),(c)		0.6470	03/16/30	1,200,263
821,569	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Class 1A1(c)		2.9210	03/25/37	759,052
115,286	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust(c)		2.3730	09/25/33	108,550
54,295	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust		5.0000	07/25/34	54,181
234,795	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust(c)		2.6450	12/25/35	236,909
106,607	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 Trust(c)		3.0890	01/25/36	103,740
246,566	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust		5.5000	06/25/35	243,944

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 34.2% (Continued)
1,217,079	Washington Mutual Mortgage Pass-Through Certficates WMALT Series 2006-7 Trust(d)		4.1180	09/25/36	$459,748
388,438	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust		6.0000	11/25/35	388,867
1,333,841	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust(d)		4.1920	10/25/36	631,934
258,813	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-4 Trust		5.5000	06/25/37	252,434
1,629,480	Wells Fargo Alternative Loan 2005-1 Trust		5.5000	02/25/35	1,523,341
48,955	Wells Fargo Alternative Loan 2007-PA2 Trust(b)	US0001M + 0.430%	0.8870	06/25/37	39,762
4,972,519	Wells Fargo Alternative Loan 2007-PA3 Trust		6.5000	07/25/37	4,735,820
269,442	Wells Fargo Mortgage Backed Securities 2006-7 Trust		6.0000	06/25/36	250,839
1,888,252	Wells Fargo Mortgage Backed Securities 2006-AR5(c)		2.6140	04/25/36	1,862,460
					200,391,031
	HOME EQUITY — 12.8%
6,020	ABFC 2003-AHL1 Trust(b)	US0001M + 1.275%	1.7320	03/25/33	6,014
137,245	ABFC 2003-AHL1 Trust(d)		4.1840	03/25/33	134,619
1,955,532	ABFC 2004-OPT4 Trust(b)	US0001M + 1.770%	2.2270	12/25/33	1,910,638
312,829	ABFC 2005-AQ1 Trust(d)		4.4720	06/25/35	307,774
1,352,028	ABFC 2005-WF1 Trust(b)	US0001M + 2.550%	3.0070	02/25/34	1,345,726
1,984,950	ABFC 2006-HE1 Trust(b)	US0001M + 0.220%	0.6770	01/25/37	1,319,487
8,136,209	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.360%	0.8170	07/25/37	3,673,178
2,195,771	AFC Home Equity Loan Trust(b)	US0001M + 0.650%	1.1070	06/25/29	1,755,417
85,950	AFC Home Equity Loan Trust 1998-1(b)	US0001M + 0.660%	1.1170	04/25/28	85,519
371,410	AFC Home Equity Loan Trust 1998-2(b)	US0001M + 0.550%	1.0070	06/25/28	365,568
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through 2002-AR1(b)	US0001M + 1.950%	2.4070	09/25/32	76,140
167,056	Amresco Residential Securities Corp Mortgage Loan Trust 1997-3(c)		5.4690	09/25/27	158,607
668,629	Bayview Financial Acquisition Trust(b)	US0001M + 0.525%	0.9720	05/28/37	608,048
1,282,403	Bayview Financial Mortgage Pass-Through Trust 2004-B A1(a),(b)	US0001M + 1.000%	1.4470	05/28/39	1,137,744
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C M4(b)	US0001M + 1.200%	1.2470	06/28/44	1,482,481
3,159,746	Bayview Financial Mortgage Pass-Through Trust 2007-B A3(b)	US0001M + 1.275%	1.7220	08/28/47	1,295,352
1,034,694	Bayview Financial Mortgage Pass-Through Trust 2007-B A4(b)	US0001M + 1.050%	1.4970	08/28/47	424,870
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2(b)	US0001M + 2.625%	3.0820	06/25/34	332,022
246,515	Bear Stearns Asset Backed Securities I Trust 2004-FR3(b)	US0001M + 1.755%	2.2120	09/25/34	246,761
1,774,846	Bear Stearns Asset Backed Securities I Trust 2004-HE6(b)	US0001M + 1.875%	2.3320	08/25/34	1,780,437
180,089	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 0.900%	1.3570	08/25/34	175,930
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 2.925%	3.3820	08/25/34	110,063
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3(b)	US0001M + 2.775%	3.2320	04/25/34	454,191

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	HOME EQUITY — 12.8% (Continued)
14,038	Centex Home Equity Loan Trust 2002-A		5.5400	01/25/32	$13,836
180,852	CHEC Loan Trust 2004-2(b)	US0001M + 0.960%	1.4170	06/25/34	179,163
1,725,000	Credit Suisse Seasoned Loan Trust 2006-1(a),(b)	US0001M + 0.825%	1.2820	10/25/34	1,671,405
726,973	CWHEQ Revolving Home Equity Loan Trust Series(b)	US0001M + 0.140%	0.5370	01/15/37	694,307
448,925	Delta Funding Home Equity Loan Trust 1998-1(b)	US0001M + 1.890%	2.3470	05/25/30	443,572
358,647	Delta Funding Home Equity Loan Trust 1999-3(b)	US0001M + 0.820%	1.2170	09/15/29	351,254
833,316	EMC Mortgage Loan Trust 2001-A(a),(b)	US0001M + 0.740%	1.1970	05/25/40	794,623
154,902	GE Mortgage Services, LLC(c)		6.6450	09/25/28	152,732
533,269	GSAA Home Equity Trust 2005-12 AF3(c)		5.0690	09/25/35	433,328
147,967	GSAA Home Equity Trust 2005-3 B2(b)	US0001M + 1.950%	2.4070	12/25/34	146,380
249,928	GSAA Home Equity Trust 2006-1 A3(b)	US0001M + 0.660%	1.1170	01/25/36	137,217
1,650,128	GSAA Home Equity Trust 2006-15 AF6(d)		5.8760	09/25/36	596,464
2,076,558	GSAA Home Equity Trust 2006-18 AF3B(c)		5.8220	11/25/36	170,352
1,427,020	GSAA Home Equity Trust 2006-18 AF4B(d)		6.0220	11/25/36	116,259
1,655,000	GSAA Home Equity Trust 2006-18 AF5B(d)		6.0900	11/25/36	134,610
745,386	GSAA Home Equity Trust 2006-18 AF6(d)		5.6820	11/25/36	254,963
11,286,673	GSAA Home Equity Trust 2006-3 A4(b)	US0001M + 0.700%	1.1570	03/25/36	1,097,510
209,453	GSAA Home Equity Trust 2006-6 AF4(d)		6.1210	03/25/36	81,822
3,653,175	GSR Mortgage Loan Trust 2005-AR3 6A1(c)		2.8750	05/25/35	3,387,129
44,563	Home Equity Asset Trust(b)	US0001M + 2.370%	2.8270	08/25/33	45,039
432,915	Home Equity Asset Trust(b)	US0001M + 2.400%	2.8570	03/25/34	429,629
2,769,518	Home Equity Asset Trust(b)	US0001M + 1.950%	2.4070	11/25/34	2,931,969
735,695	Home Equity Asset Trust(b)	US0001M + 1.600%	2.0570	03/25/35	728,321
3,972,102	Home Equity Loan Trust 2006-HSA2(c)		4.7980	03/25/36	1,217,449
190,041	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A(b)	US0001M + 0.860%	1.3170	10/25/33	188,259
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C(b)	US0001M + 2.625%	3.0820	03/25/35	179,848
19,902	Irwin Home Equity Loan Trust 2004-1(b)	US0001M + 3.075%	3.5320	12/25/34	19,761
1,143,169	Mastr Asset Backed Securities Trust 2003-OPT2(b)	US0001M + 5.775%	6.2320	05/25/33	1,028,849
534,733	Mastr Asset Backed Securities Trust 2004-HE1(b)	US0001M + 2.475%	2.9320	09/25/34	528,391
220,669	Mastr Asset Backed Securities Trust 2005-WMC1(b)	US0001M + 0.945%	1.4020	03/25/35	223,363
5,702,967	Mastr Asset Backed Securities Trust 2006-WMC2(b)	US0001M + 0.500%	0.9570	04/25/36	1,981,668
436,328	Meritage Mortgage Loan Trust 2004-1(b)	US0001M + 0.750%	1.2070	07/25/34	427,366
791,974	Merrill Lynch Mortgage Investors Trust Series 2004-HE1(b)	US0001M + 2.250%	2.7070	04/25/35	805,003
529,956	Merrill Lynch Mortgage Investors Trust Series 2006-AR1(b)	US0001M + 0.330%	0.7870	03/25/37	225,735
301,041	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE1(b)	US0001M + 2.625%	3.0820	01/25/34	300,806
611,914	Morgan Stanley A.B.S Capital I Inc Trust 2004-SD2(b)	US0001M + 0.930%	1.3870	04/25/34	607,448

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	HOME EQUITY — 12.8% (Continued)
183,880	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE5(b)	US0001M + 0.250%	0.6720	03/25/37	$93,503
2,136,266	Morgan Stanley Mortgage Loan Trust 2006-17XS A2B(d)		5.6240	10/25/46	140,319
5,243,857	Morgan Stanley Mortgage Loan Trust 2006-17XS A3B(d)		5.7410	10/25/46	344,629
7,146,801	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A4(b)	US0001M + 0.640%	1.0970	04/25/37	355,690
4,580,762	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A6(b)	US0001M + 0.640%	1.0970	04/25/37	227,980
860,699	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1(b)	US0001M + 0.330%	0.7870	10/25/36	203,950
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(b)	US0001M + 1.425%	1.8820	05/25/33	349,607
824,091	NovaStar Mortgage Funding Trust Series 2004-1 M3(b)	US0001M + 0.825%	1.2820	06/25/34	814,129
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	US0001M + 1.463%	1.9190	06/25/34	166,525
942,633	NovaStar Mortgage Funding Trust Series 2006-4 A2C(b)	US0001M + 0.300%	0.7570	09/25/36	506,596
1,697,548	NovaStar Mortgage Funding Trust Series 2006-6 A2B(b)	US0001M + 0.100%	0.5570	01/25/37	712,362
926,600	Option One Mortgage Loan Trust 2007-FXD2(d)		5.6800	03/25/37	927,021
3,227,118	RAMP Series 2004-KR1 Trust(a),(b)	US0001M + 0.580%	1.3270	04/25/34	3,192,069
747,374	RASC Series 2003-KS11 Trust(b)	US0001M + 1.200%	2.2570	01/25/34	744,263
497,522	RASC Series 2004-KS10 Trust(b)	US0001M + 1.950%	2.4070	11/25/34	491,496
254,492	RASC Series 2004-KS10 Trust(b)	US0001M + 2.475%	2.9320	11/25/34	256,402
23,214	Renaissance Home Equity Loan Trust 2002-4 M2(d)		6.0430	03/25/33	22,626
345,101	Renaissance Home Equity Loan Trust 2003-2 M1(b)	US0001M + 1.238%	1.6940	08/25/33	338,351
2,560,449	Renaissance Home Equity Loan Trust 2004-3(d)		5.2840	11/25/34	2,374,545
77,237	Renaissance Home Equity Loan Trust 2005-2 AF4(d)		4.9340	08/25/35	77,274
2,072,976	Renaissance Home Equity Loan Trust 2006-2 AF5(d)		6.2540	08/25/36	1,105,537
10,873,252	Renaissance Home Equity Loan Trust 2007-1 AF3(d)		5.6120	04/25/37	3,961,995
2,781,357	Renaissance Home Equity Loan Trust 2007-1 AF4(d)		5.7610	04/25/37	1,040,381
431,110	Renaissance Home Equity Loan Trust 2007-1 AF5(d)		5.9090	04/25/37	165,005
330,202	Renaissance Home Equity Loan Trust 2007-2 AF2(d)		5.6750	06/25/37	122,614
185,716	Renaissance Home Equity Loan Trust 2007-3 AF3(d)		7.2380	09/25/37	101,977
748,246	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000 1(c)		9.7600	02/25/30	858,276
237,675	Security National Mortgage Loan Trust 2006-1(a),(c)		6.4500	09/25/36	242,557
1,861,458	Structured Asset Securities Corp Trust 2005-SC1(a),(c)		6.6740	05/25/31	1,701,266
51,893	Terwin Mortgage Trust 2004-7HE(a),(b)	US0001M + 1.275%	1.7320	07/25/34	51,229
1,538,925	Terwin Mortgage Trust 2005-11(a),(c)		4.5000	11/25/36	1,506,949
23,587,000	Terwin Mortgage Trust 2006-3(a),(b)	US0001M + 0.620%	1.0770	04/25/37	8,015,463
485,944	Terwin Mortgage Trust Series TMTS 2003-4HE(b)	US0001M + 1.125%	1.5820	09/25/34	475,744
1,104,823	Wells Fargo Home Equity Asset-Backed Securities(a),(c)		5.0000	10/25/34	1,100,654
					74,701,400

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	MANUFACTURED HOUSING — 0.3%
1,420,764	BCMSC Trust 1999-B(c)		7.3000	12/15/29	$273,964
1,611,849	BCMSC Trust 2000-A(c)		8.2900	06/15/30	351,964
500,000	Cascade MH Asset Trust 2019-MH1 Series 2019-MH1 M(a),(c)		5.9850	11/01/44	495,561
936,716	UCFC Manufactured Housing Contract(c)		6.9800	07/15/29	905,749
					2,027,238
	NON AGENCY CMBS — 22.2%
2,841,000	Bayview Commercial Asset Trust 2006-SP1(a),(b)	US0001M + 1.650%	2.1070	04/25/36	2,794,178
1,660,953	Bayview Commercial Asset Trust 2007-2(a),(b)	US0001M + 0.370%	0.8270	07/25/37	1,510,383
7,873,655	Bayview Commercial Asset Trust 2007-6(a),(b)	US0001M + 1.500%	1.9570	12/25/37	7,659,492
6,357,126	Citigroup Commercial Mortgage Trust 2014-GC21(a),(c)		3.5880	05/10/47	4,894,068
3,000,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 D(a),(c)		4.9470	05/10/47	2,825,709
4,565,000	Citigroup Commercial Mortgage Trust 2015-GC35		3.2360	11/10/48	3,298,035
5,000,000	Citigroup Commercial Mortgage Trust 2015-GC35(c)		4.4620	11/10/48	4,654,019
108,000	COMM 2013-CCRE12 Mortgage Trust(c)		5.0630	10/10/46	104,478
1,550,000	COMM 2015-DC1 Mortgage Trust(c)		4.3320	02/10/48	1,486,985
80,614	Credit Suisse First Boston Mortgage Securities 1998-C1 H(a)		6.0000	05/17/40	40,094
2,500,000	CSAIL 2015-C1 Commercial Mortgage Trust(a),(c)		3.7610	04/15/50	1,992,046
3,863,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(c)		4.1870	06/15/57	3,012,549
5,000,000	GS Mortgage Securities Corp Trust 2018-3PCK(a),(b)	US0001M + 2.500%	2.8970	09/15/31	4,950,370
9,326,815	GS Mortgage Securities Corporation II(a),(b)	US0001M + 1.550%	1.9470	09/15/31	8,444,602
2,942,000	GS Mortgage Securities Trust 2011-GC5 C(a),(c)		5.1630	08/10/44	2,457,462
360,000	GS Mortgage Securities Trust 2013-GC13(a),(c)		4.0650	07/10/46	334,147
8,602,300	GS Mortgage Securities Trust 2014-GC22 D(a),(c)		4.6880	06/10/47	7,825,360
5,726,000	GS Mortgage Securities Trust 2014-GC22 E(a)		3.5820	06/10/47	3,952,226
1,350,000	HMH Trust 2017-NSS(a)		6.2920	07/05/31	1,247,276
2,500,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.3600	02/15/46	2,401,465
140,000	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(a),(c)		4.3640	12/15/47	138,955
2,826,856	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2 D(a),(c)		5.8920	11/15/43	2,818,202
1,453,964	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class A-MS		5.3370	05/15/47	1,388,837
6,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3(a),(c)		5.5250	02/15/46	4,533,683
4,082,092	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4(a),(c)		5.3980	07/15/46	4,139,378
3,880,000	JPMBB Commercial Mortgage Securities Trust 2013-C14(c)		4.5490	08/15/46	3,699,198
1,250,000	JPMBB Commercial Mortgage Securities Trust 2015-C32(c)		4.1540	11/15/48	657,736
1,305,000	Morgan Stanley Bank of America Merrill Lynch Trust(a),(c)		4.5860	11/15/45	1,252,665

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	NON AGENCY CMBS — 22.2% (Continued)
3,539,000	Morgan Stanley Bank of America Merrill Lynch Trust(a),(c)		4.7630	10/15/46	$3,235,051
4,150,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7(c)		4.0970	02/15/46	4,078,675
3,500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a),(c)		3.0000	11/15/49	2,733,211
2,626,409	Morgan Stanley Capital I Trust 2006-HQ10(c)		5.4480	11/12/41	2,493,168
2,740,000	Morgan Stanley Capital I Trust 2006-TOP21(a),(c)		5.5860	10/12/52	2,675,066
3,800,000	MSBAM Commercial Mortgage Securities Trust(a)		4.0880	10/15/30	3,624,131
10,983,130	Starwood Retail Property Trust 2014-STAR(a),(b)	US0001M + 1.470%	1.8670	11/15/27	7,866,275
2,325,563	Wachovia Bank Commercial Mortgage Trust Series 2006-C24(c)		5.5050	03/15/45	2,299,526
3,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c)		4.3050	07/15/46	2,702,346
2,329,000	Wells Fargo Commercial Mortgage Trust 2015-SG1 D(c)		4.4550	12/15/47	1,763,567
1,525,000	WFRBS Commercial Mortgage Trust 2012-C7(c)		4.7140	06/15/45	1,502,085
4,000,000	WFRBS Commercial Mortgage Trust 2013-C14(a),(c)		3.9600	06/15/46	3,444,117
6,546,000	WFRBS Commercial Mortgage Trust 2013-C15(a),(c)		4.5060	08/15/46	4,370,076
3,000,000	WFRBS Commercial Mortgage Trust 2014-C22(a)		3.4550	09/15/57	2,284,558
					129,585,450
	OTHER ABS — 1.2%
2,015,827	NRZ Excess Spread-Collateralized Notes Series 2021-FNT2(a)		3.2280	05/25/26	1,907,646
1,258,981	NRZ Excess Spread-Collateralized Notes Series 2021-FHT1 A(a)		3.1040	07/25/26	1,193,108
2,713,495	NRZ Excess Spread-Collateralized Notes Series 2021-GNT1 A(a)		3.4740	11/25/26	2,618,287
1,367,213	NRZ Excess Spread-Collateralized Notes Series 2020-PLS1(a)		3.8440	12/25/25	1,333,028
					7,052,069
	RESIDENTIAL MORTGAGE — 13.1%
3,409,661	Ameriquest Mortgage Securities Asset-Backed Pass-Thorugh 2004-R12(b)	US0001M + 1.680%	2.1370	01/25/35	3,335,373
510,657	Bear Stearns Asset Backed Securities Trust(c)		—	06/25/43	495,633
75,623	Bear Stearns Asset Backed Securities Trust 2004-SD4(b)	US0001M + 0.900%	1.3570	08/25/44	76,928
88,413	Bear Stearns Asset Backed Securities Trust 2006-SD3(c)		2.7080	07/25/36	88,037
103,504	Carrington Mortgage Loan Trust Series 2004-NC2(b)	US0001M + 1.035%	1.4920	08/25/34	99,109
4,896,924	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.080%	0.5370	03/25/35	4,539,372
8,304,620	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.120%	0.5770	10/25/36	7,727,585
2,658,945	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.160%	0.6170	10/25/36	2,483,487
4,185,608	C-BASS 2007-CB1 TRUST AF1B(d)		3.1630	01/25/37	1,748,314
2,800,581	C-BASS 2007-CB1 TRUST AF2(d)		5.7210	01/25/37	1,170,458
2,774,073	C-BASS 2007-CB1 TRUST AF3(d)		3.1630	01/25/37	1,159,342
1,850,132	C-BASS 2007-CB1 TRUST AF6(d)		5.8350	01/25/37	773,056
350,305	Chase Funding Trust Series 2003-3(b)	US0001M + 1.845%	2.3020	11/25/32	343,119
2,336,500	Citicorp Residential Mortgage Trust Series 2006-1(d)		6.1420	07/25/36	2,277,759

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	RESIDENTIAL MORTGAGE — 13.1% (Continued)
2,082,469	Citigroup Mortgage Loan Trust 2006-WF1 A2E(d)		4.8460	03/25/36	$1,197,510
678,502	Citigroup Mortgage Loan Trust 2006-WF2(d)		5.8520	05/25/36	312,826
32,307	Citigroup Mortgage Loan Trust 2007-FS1(a),(d)		5.7500	10/25/37	31,537
573,059	Countrywide Asset-Backed Certificates(b)	US0001M + 2.175%	2.6320	08/25/34	557,565
420,808	Countrywide Asset-Backed Certificates(b)	US0001M + 0.975%	1.4320	12/25/34	413,522
316,453	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 0.660%	1.1170	07/25/36	309,231
37,734	Credit-Based Asset Servicing and Securitization, LLC 2002-CB4 B1(b)	US0001M + 2.850%	3.3070	02/25/33	39,394
25,920	Credit-Based Asset Servicing and Securitization, LLC 2004-CB6 M2(b)	US0001M + 1.725%	2.1820	07/25/35	25,997
1,727,392	Credit-Based Asset Servicing and Securitization, LLC 2004-CB8 M3(b)	US0001M + 1.500%	1.9570	12/25/35	1,677,560
465,458	CWABS Asset-Backed Certificates Trust 2005-17(d)		3.8870	05/25/36	430,793
314,147	CWABS Asset-Backed Certificates Trust 2006-11(d)		3.8780	09/25/46	284,372
626,282	Encore Credit Receivables Trust 2005-1(b)	US0001M + 1.020%	1.4770	07/25/35	614,401
299,659	Equity One Mortgage Pass-Through Trust 2003-1(c)		4.8600	08/25/33	297,182
655,785	Equity One Mortgage Pass-Through Trust 2004-3(d)		4.0340	07/25/34	617,064
246,381	Finance America Mortgage Loan Trust 2004-3(b)	US0001M + 1.380%	1.8370	11/25/34	238,220
282,865	First Franklin Mortgage Loan Trust 2003-FF5(b)	US0001M + 2.475%	2.9320	03/25/34	286,249
727,035	First Franklin Mortgage Loan Trust 2004-FF4(b)	US0001M + 1.875%	2.3320	06/25/34	717,405
292,770	First Franklin Mortgage Loan Trust 2004-FF7(b)	US0001M + 1.800%	2.2570	09/25/34	291,153
197,784	Fremont Home Loan Trust 2004-2(b)	US0001M + 2.025%	2.4820	07/25/34	195,319
2,950,008	Fremont Home Loan Trust 2006-3(b)	US0001M + 0.340%	0.7970	02/25/37	1,290,419
2,463,090	Fremont Home Loan Trust 2006-B(b)	US0001M + 0.240%	0.6970	08/25/36	986,953
8,853,609	GE-WMC Mortgage Securities Trust 2006-1 A2B(b)	US0001M + 0.300%	0.7570	08/25/36	4,856,991
3,453,535	GE-WMC Mortgage Securities Trust 2006-1 A2C(b)	US0001M + 0.480%	0.9370	08/25/36	1,912,182
297,599	GSAMP Trust 2007-FM2 A2A(b)	US0001M + 0.060%	0.5170	01/25/37	210,048
125,914	GSAMP Trust 2007-FM2 A2B(b)	US0001M + 0.090%	0.5470	01/25/37	89,165
3,000,000	GSAMP Trust 2007-HSBC1(b)	US0001M + 3.375%	3.8320	02/25/47	2,982,584
103,505	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D(b)	US0001M + 0.160%	0.6170	11/25/36	97,184
2,055,814	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E(b)	US0001M + 0.170%	0.6270	04/25/37	1,589,378
421,543	IXIS Real Estate Capital Trust 2006-HE2(b)	US0001M + 0.320%	0.7770	08/25/36	142,872
134,550	JP Morgan Mortgage Acquisition Trust 2007-CH2(d)		4.4690	10/25/30	88,617
512,532	Lehman XS Trust 2007-3 1BA1(b)	US0001M + 0.320%	0.7770	03/25/37	523,047
481,961	Lehman XS Trust 2007-3 1BA2(b)	US0006M + 0.500%	1.3290	03/25/37	503,486
918,049	Long Beach Mortgage Loan Trust 2002-1(b)	US0001M + 3.750%	4.2070	05/25/32	947,132
28,504	Long Beach Mortgage Loan Trust 2004-3(b)	US0001M + 0.855%	1.3120	07/25/34	27,827
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(b)	US0001M + 0.470%	0.9270	05/25/37	2,275,543
227,097	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC5(b)	US0001M + 0.900%	1.3570	05/25/34	219,312

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	RESIDENTIAL MORTGAGE — 13.1% (Continued)
393,103	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC8(b)	US0001M + 1.500%	1.9570	09/25/34	$389,286
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust 2007-SEA1(a),(b)	US0001M + 1.900%	2.3570	02/25/47	1,068,140
3,173,453	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.175%	2.6320	10/25/34	2,975,876
2,138,875	RAMP Series 2007-RS1 Trust(b)	US0001M + 0.340%	0.7970	02/25/37	1,034,395
4,996,302	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 0.130%	0.5870	05/25/37	4,090,722
10,568,352	Securitized Asset Backed Receivables, LLC Trust 2006-FR4(b)	US0001M + 0.340%	0.7970	08/25/36	4,220,143
13,261,021	Securitized Asset Backed Receivables, LLC Trust 2007-HE1(b)	US0001M + 0.220%	0.6770	12/25/36	3,969,215
599,970	Specialty Underwriting & Residential Finance Trust(b)	US0001M + 0.350%	0.8070	03/25/37	419,170
1,280,129	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2C(b)	US0001M + 0.100%	0.5570	11/25/37	859,223
3,814,471	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2E(b)	US0001M + 0.210%	0.6670	11/25/37	2,604,638
235,708	Structured Asset Investment Loan Trust 2004-5(b)	US0001M + 1.725%	2.1820	05/25/34	230,271
516,036	WaMu Asset-Backed Certificates WaMu Series 2007-HE1 Trust(b)	US0001M + 0.150%	0.6070	01/25/37	473,537
					75,932,228
	TOTAL ASSET BACKED SECURITIES (Cost $508,784,201)				491,576,542

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.7%
1,297,123	Fannie Mae REMICS 2011-124 NS(b),(e)	US0001M + 6.500%	6.0430	12/25/41	200,525
500,238	Fannie Mae REMICS 2012-126 DI(e)		3.0000	11/25/27	29,770
460,636	Fannie Mae REMICS 2012-88 SB(b),(e)	US0001M + 6.670%	6.2130	07/25/42	58,954
1,424,832	Fannie Mae REMICS 2012-94 YS(b),(e)	US0001M + 6.650%	6.1930	06/25/39	86,464
85,330	Fannie Mae REMICS 2013-109 AS(b),(e)	US0001M + 6.150%	5.6930	11/25/30	491
99,293	Fannie Mae REMICS 2013-42 PD		1.2500	05/25/43	91,318
367,054	Fannie Mae REMICS 2016-3 NI(e)		6.0000	02/25/46	69,442
1,157,775	Fannie Mae REMICS 2017-112 SC(b),(e)	US0001M + 6.150%	5.6930	01/25/48	189,301
819,576	Fannie Mae REMICS 2017-26 SG(b),(e)	US0001M + 6.000%	5.5430	12/25/39	7,183
2,281,319	Fannie Mae REMICS 2017-30 MI(e)		4.0000	02/25/44	129,728
829,956	Fannie Mae REMICS 2017-38 S(b),(e)	US0001M + 6.100%	5.6430	05/25/47	138,817
58,584	Fannie Mae REMICS 2017-6 MI(e)		4.0000	08/25/44	4,328
23,506,374	Fannie Mae REMICS 2018-28 ID(c),(e)		1.7170	05/25/48	1,197,147
1,655,143	Fannie Mae REMICS 2019-34 KI(e)		4.0000	07/25/49	174,580
1,161,939	Fannie Mae REMICS 2019-37 CI(e)		4.5000	09/25/48	222,257
1,263,018	Fannie Mae REMICS 2020-14 BI(e)		4.0000	03/25/50	152,988
368,238	Fannie Mae REMICS 2020-16 SJ(b),(e)	US0001M + 6.050%	5.5930	03/25/50	50,341

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.7% (Continued)
4,758,469	Fannie Mae REMICS 2020-25 PI(e)		3.0000	03/25/50	$636,317
4,133,807	Fannie Mae REMICS 2020-28 IK(e)		3.0000	10/25/49	438,870
3,640,905	Fannie Mae REMICS 2020-95 IB(e)		2.5000	01/25/51	503,252
17,553,545	Fannie Mae REMICS 2020-95 IU(e)		1.5000	01/25/51	3,043,470
9,508,212	Fannie Mae REMICS 2021-34 MI(e)		2.5000	03/25/51	1,390,243
8,362,760	Fannie Mae REMICS 2021-45 JI(e)		2.5000	07/25/51	1,242,572
3,066,082	Fannie Mae REMICS 2021-56 IM(b),(e)	SOFR30A + 2.200%	2.1670	09/25/51	180,366
7,306,116	Fannie Mae REMICS 2021-69 IK(e)		2.0000	05/25/51	1,254,237
24,741,792	Fannie Mae REMICS 2021-69 JS(b),(e)	SOFR30A + 2.550%	2.4510	10/25/51	972,884
15,258,337	Fannie Mae REMICS 2021-80 IA(e)		2.0000	11/25/51	1,879,247
243,441	Freddie Mac REMICS 3980 TS(b),(e)	US0001M + 6.500%	6.1030	09/15/41	38,706
1,066,120	Freddie Mac REMICS 4100 JI(e)		3.5000	10/15/41	124,529
231,036	Freddie Mac REMICS 4103 DS(b),(e)	US0001M + 6.150%	5.7530	09/15/40	7,672
385,496	Freddie Mac REMICS 4205 AI(e)		2.5000	05/15/28	18,972
6,886,428	Freddie Mac REMICS 4226 IM(e)		3.5000	09/15/31	273,824
482,119	Freddie Mac REMICS 4314 SE(b),(e)	US0001M + 6.050%	5.6530	03/15/44	74,221
503,441	Freddie Mac REMICS 4431 ST(b),(e)	US0001M + 6.100%	5.7030	01/15/45	73,147
97,115	Freddie Mac REMICS 4449 PI(e)		4.0000	11/15/43	8,620
103,790	Freddie Mac REMICS 4535 HI(e)		3.0000	03/15/41	496
1,605,104	Freddie Mac REMICS 4580 MI(e)		3.5000	02/15/43	69,246
12,225,952	Freddie Mac REMICS 4639 GS(b),(e)		1.7970	03/15/36	763,469
1,080,624	Freddie Mac REMICS 4672 AI(e)		4.5000	03/15/45	49,251
427,545	Freddie Mac REMICS 4680 LI(e)		4.0000	10/15/43	15,337
275,822	Freddie Mac REMICS 4818 BI(e)		4.0000	03/15/45	17,575
1,526,499	Freddie Mac REMICS 4891 PI(e)		4.0000	06/15/49	189,230
1,082,389	Freddie Mac REMICS 5071 IF(e)		2.0000	02/25/51	96,708
6,763,929	Freddie Mac REMICS 5071 IS(e)		2.0000	02/25/51	687,117
5,395,649	Freddie Mac REMICS 5071 KI(e)		2.0000	02/25/51	553,315
20,849,494	Freddie Mac REMICS 5090 SA(b),(e)	SOFR30A + 1.550%	1.4510	03/25/51	518,840
3,933,420	Freddie Mac REMICS 5162 BI(e)		2.5000	11/25/51	527,365
898,888	Government National Mortgage Association 2004-56 S(b),(e)	US0001M + 7.650%	7.2010	06/20/33	59,539
392,085	Government National Mortgage Association 2010-131 SB(b),(e)	US0001M + 6.050%	5.6190	04/16/40	6,525
222,376	Government National Mortgage Association 2012-36 QS(b),(e)	US0001M + 6.620%	6.1710	03/20/42	30,364
882,830	Government National Mortgage Association 2014-118 AI(e)		3.5000	05/16/40	54,370
8,030,617	Government National Mortgage Association 2015-3 DS(b),(e)	US0001M + 5.600%	5.1510	11/20/41	418,176
288,283	Government National Mortgage Association 2016-1 ST(b),(e)	US0001M + 6.200%	5.7510	01/20/46	44,597

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.7% (Continued)
1,105,703	Government National Mortgage Association 2018-154 DI(e)		4.0000	01/20/45	$72,287
6,265,547	Government National Mortgage Association 2018-154 SP(b),(e)	US0001M + 6.150%	5.7010	11/20/48	775,631
5,238,786	Government National Mortgage Association 2020-122 YI(e)		2.5000	08/20/50	625,254
17,920,153	Government National Mortgage Association 2020-33 AI(e)		3.0000	03/20/50	2,345,730
1,996,610	Government National Mortgage Association 2020-61 SF(b),(e)	US0001M + 6.440%	5.9910	07/20/43	291,281
358,648	Government National Mortgage Association 2020-62 GI(e)		4.5000	05/20/50	44,412
1,793,240	Government National Mortgage Association 2020-62 IG(e)		4.5000	05/20/50	224,926
16,043,996	Government National Mortgage Association 2021-117 PI(e)		2.5000	07/20/51	2,329,460
6,397,570	Government National Mortgage Association 2021-118 GI(e)		2.5000	07/20/51	804,718
12,897,428	Government National Mortgage Association 2021-156 BI(e)		2.5000	09/20/51	1,486,449
7,797,376	Government National Mortgage Association 2021-156 QI(e)		2.5000	09/20/51	951,366
20,129,717	Government National Mortgage Association 2021-177 MI(e)		2.5000	10/20/51	2,493,125
24,132,651	Government National Mortgage Association 2021-194 TI(e)		3.0000	11/20/51	3,345,991
3,012,628	Government National Mortgage Association 2021-196 PI(e)		2.5000	09/20/51	373,569
4,411,837	Government National Mortgage Association 2021-214 HI(e)		2.5000	12/20/51	514,834
1,705,801	Government National Mortgage Association 2021-226 HL		1.5000	12/20/51	1,310,257
20,382,895	Government National Mortgage Association 2021-24 IH(e)		2.5000	02/20/50	2,172,346
9,317,235	Government National Mortgage Association 2021-24 LI(e)		2.5000	01/20/51	1,117,723
11,245,577	Government National Mortgage Association 2021-41 BI(e)		2.0000	03/20/51	1,498,102
3,995,524	Government National Mortgage Association 2021-49 IP(e)		2.5000	01/20/51	390,696
4,184,983	Government National Mortgage Association 2021-83 EI(e)		2.5000	05/20/51	538,093
290,582	Government National Mortgage Association 2021-89 JL		1.5000	05/20/51	210,435
19,878,503	Government National Mortgage Association 2022-22 PS(b),(e)	SOFR30A + 3.650%	3.6000	08/20/51	1,228,474
4,168,075	Government National Mortgage Association 2022-6 HI(e)		2.5000	01/20/52	498,025
					44,709,487
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,020,046)				44,709,487

	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUNDS - 7.9%
46,433,806	First American Government Obligations Fund, Class U, 0.20% (Cost $46,433,806)(g)				46,433,806

	TOTAL INVESTMENTS - 99.7% (Cost $599,238,053)				$582,719,835
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%				1,685,012
	NET ASSETS - 100.0%				$584,404,847

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

US0006M	- ICE LIBOR USD 6 Month

US0012M	- ICE LIBOR USD 12 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 143,692,975 or 24.6% of net assets.

(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2022.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2022.

(e)	Interest only securities.

(f)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2022.

CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 56.0%
	FIXED INCOME - 56.0%
4,400	iShares Aaa - A Rated Corporate Bond ETF			$228,052
4,300	iShares Broad USD Investment Grade Corporate Bond ETF			236,672
5,900	iShares iBoxx $ Investment Grade Corporate Bond ETF			713,546
2,300	PIMCO Investment Grade Corporate Bond Index ETF			239,522
7,100	SPDR Portfolio Intermediate Term Corporate Bond ETF			242,465
16,200	SPDR Portfolio Short Term Corporate Bond ETF			488,106
8,200	Vanguard Intermediate-Term Corporate Bond ETF			705,528
4,700	WisdomTree Yield Enhanced US Aggregate Bond Fund			224,895
				3,078,786

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,252,507)			3,078,786

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 7.3%
	U.S. TREASURY BILLS — 7.3%
400,000	United States Treasury Bill	0.37	06/09/22	399,714

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $399,767)			399,714

	TOTAL INVESTMENTS - 63.3% (Cost $3,652,274)			$3,478,500
	OTHER ASSETS IN EXCESS OF LIABILITIES- 36.7%			2,014,036
	NET ASSETS - 100.0%			$5,492,536

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	CBOT $5 Mini Dow Jones Industrial Average e-CBOT Future	06/17/2022	$692,360	$(9,200)
18	CBOT 5 Year US Treasury Note Future	06/30/2022	2,064,384	(6,983)
2	CME E-Mini NASDAQ 100 Index Future	06/17/2022	594,752	(2,368)
8	CME E-Mini Standard & Poor’s 500 Index Future	06/17/2022	1,812,300	11,813
6	CME Ultra Long Term US Treasury Bond Future	06/21/2022	1,062,750	17,375
4	COMEX Gold 100 Troy Ounces Future(c)	06/28/2022	781,600	16,080
20	Eurex 5 Year Euro BOBL Future	06/08/2022	2,851,200	2,620
9	Eurex EURO STOXX 50 Future	06/17/2022	380,651	(6,068)
3	Euro-BTP Italian Bond Future	06/08/2022	459,044	1,981
8	French Government Bond Future	06/08/2022	1,340,945	5,794
2	LME Copper Future(c)	05/16/2022	518,725	(1,663)
2	Long Gilt Future	06/28/2022	318,498	670

CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	Montreal Exchange 10 Year Canadian Bond Future	06/21/2022	$104,430	$936
1	SFE 10 Year Australian Bond Future	06/15/2022	94,846	(186)
2	SGX FTSE China A50 Futures Contract	04/28/2022	27,498	368
	TOTAL FUTURES CONTRACTS			$31,169

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	CBOT 10 Year US Treasury Note Future	06/21/2022	$122,875	$(234)
9	CBOT US Long Bond Future	06/21/2022	1,350,567	(17,536)
1	CME E-mini Russell 2000 Index Future	06/17/2022	103,320	870
11	CME Yen Denominated Nikkei 225 Index Future	06/09/2022	1,244,136	12,976
6	COMEX Silver Future(c)	05/26/2022	753,990	5,685
6	Eurex 30 Year Euro BUXL Future	06/08/2022	1,235,977	(3,484)
4	FTSE 100 Index Future	06/17/2022	393,348	251
2	LME Lead Future(c)	05/16/2022	121,100	(1,988)
3	Mini-DAX Futures	06/17/2022	239,512	4,581
8	NYMEX Platinum Future(c)	07/27/2022	398,320	(7,965)
	TOTAL FUTURES CONTRACTS			$(6,844)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CTAAIF Fund Limited.